Pilgrim (SM)
---------------------------
FUNDS FOR SERIOUS INVESTORS


                                                                      Prospectus
                                                       Classes: A, B, C, M and T
                                                                     May 1, 2000

                                                               U.S. EQUITY FUNDS
                                                                Pilgrim MagnaCap
                                                        Pilgrim LargeCap Leaders
                                                 Pilgrim Research Enhanced Index
                                                    Pilgrim Growth Opportunities
                                                         Pilgrim LargeCap Growth
                                                            Pilgrim MidCap Value
                                                    Pilgrim MidCap Opportunities
                                                           Pilgrim MidCap Growth
                                                          Pilgrim Growth + Value
                                                  Pilgrim SmallCap Opportunities
                                                         Pilgrim SmallCap Growth
                                                         Pilgrim Bank and Thrift


                                                      INTERNATIONAL EQUITY FUNDS
                                                        Pilgrim Worldwide Growth
                                                     Pilgrim International Value
                                               Pilgrim International Core Growth
This prospectus contains important         Pilgrim International SmallCap Growth
information about investing in the                Pilgrim Emerging Markets Value
Pilgrim Funds. You should read it                     Pilgrim Emerging Countries
carefully before you invest, and                     Pilgrim Asia-Pacific Equity
keep it for future reference.
Please note that your investment:                                   INCOME FUNDS
is not a bank deposit, is not               Pilgrim Government Securities Income
insured or guaranteed by the FDIC,                      Pilgrim Strategic Income
the Federal Reserve Board or any                              Pilgrim High Yield
other government agency and is                             Pilgrim High Yield II
affected by market fluctuations.                       Pilgrim High Total Return
There is no guarantee that the                      Pilgrim High Total Return II
Funds will achieve their                                    Pilgrim Money Market
objectives. As with all mutual
funds, the Securities and Exchange                         EQUITY & INCOME FUNDS
Commission (SEC) has not approved                               Pilgrim Balanced
or disapproved these securities nor                          Pilgrim Convertible
has the SEC judged whether the
information in this prospectus is
accurate or adequate. Any
representation to the contrary is a
criminal offense.

[GRAPHIC]      These pages contain a description of each of our Funds included in this prospectus, including its objective, investment strategy
OBJECTIVE      and risks.

[GRAPHIC]      You'll also find:

INVESTMENT     HOW THE FUND HAS PERFORMED. A chart that shows the Fund's
STRATEGY       financial performance for the past ten years (or since inception, if shorter).

[GRAPHIC]      WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay
               -- both directly and indirectly -- when you invest in a Fund.
RISKS

[GRAPHIC]

HOW THE
FUND HAS
PERFORMED

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

AN INTRODUCTION TO THE
PILGRIM FUNDS                                                                  1
Funds At A Glance                                                              2

U.S. EQUITY FUNDS
Pilgrim MagnaCap                                                               6
Pilgrim LargeCap Leaders                                                       8
Pilgrim Research Enhanced Index                                               10
Pilgrim Growth Opportunities                                                  12
Pilgrim LargeCap Growth                                                       14
Pilgrim MidCap Value                                                          16
Pilgrim MidCap Opportunities                                                  18
Pilgrim MidCap Growth                                                         20
Pilgrim Growth + Value                                                        22
Pilgrim SmallCap Opportunities                                                24
Pilgrim SmallCap Growth                                                       26
Pilgrim Bank and Thrift                                                       28

INTERNATIONAL EQUITY FUNDS
Pilgrim Worldwide Growth                                                      30
Pilgrim International Value                                                   32
Pilgrim International Core Growth                                             34
Pilgrim International SmallCap Growth                                         36
Pilgrim Emerging Markets Value                                                38
Pilgrim Emerging Countries                                                    40
Pilgrim Asia-Pacific Equity                                                   42

INCOME FUNDS
Pilgrim Government Securities Income                                          44
Pilgrim Strategic Income                                                      46
Pilgrim High Yield                                                            48
Pilgrim High Yield II                                                         50
Pilgrim High Total Return                                                     52
Pilgrim High Total Return II                                                  54
Pilgrim Money Market                                                          56

EQUITY & INCOME FUNDS
Pilgrim Balanced                                                              58
Pilgrim Convertible                                                           60

WHAT YOU PAY TO INVEST                                                        62
SHAREHOLDER GUIDE                                                             69
MANAGEMENT OF THE FUNDS                                                       76
DIVIDENDS, DISTRIBUTIONS AND TAXES                                            81
MORE INFORMATION ABOUT RISKS                                                  82
FINANCIAL HIGHLIGHTS                                                          85
WHERE TO GO FOR MORE INFORMATION                                      Back cover

                                                             INTRODUCTION TO THE
                                                                   PILGRIM FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.

     This prospectus is designed to help you make informed decisions about your investments. In order to make it easy for you to find what you're looking for, we have divided the Pilgrim Funds into four categories.

U.S. EQUITY FUNDS

     Our U.S. Equity Funds focus on long-term growth by investing primarily in domestic equities.

     They may suit you if you:

     *    are investing for the long-term -- at least several years
     *    are willing to accept higher risk in exchange for long-term growth.

INTERNATIONAL EQUITY FUNDS

     Pilgrim offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing". These Funds focus on long-term growth by investing primarily in foreign equities.

     They may suit you if you:

     *    are investing for the long-term -- at least several years
     *    are looking for exposure to international markets
     *    are willing to accept higher risk in exchange for long-term growth.

INCOME FUNDS

     Pilgrim offers both aggressive and conservative Income Funds.

     They may suit you if you:

     *    want a regular stream of income.

     Income Funds other than the Money Market Fund may suit you if you:

     *    want greater growth potential than a money market fund
     *    are willing to accept more risk than a money market fund.

EQUITY AND INCOME FUNDS

     Pilgrim's Equity and Income Funds seek income and growth of capital.

     They may suit you if you:

     *    want both regular income and capital appreciation
     * are looking for growth potential, but don't feel comfortable with the level of risk associated with the Equity Funds.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

------
Funds
At A
Glance
------

This table is a summary of the objectives, main investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 6.

                FUND                                        INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

U.S. Equity     MagnaCap Fund                                 Growth of capital, with dividend
Funds           Adviser: Pilgrim Investments, Inc.            income as a secondary consideration

                LargeCap Leaders Fund                         Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                Research Enhanced Index Fund                  Capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: J.P. Morgan

                Investment Management Inc.                    Long-term growth of capital
                Growth Opportunities Fund
                Adviser: Pilgrim Investments, Inc.

                LargeCap Growth Fund                          Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Nicholas-Applegate Capital Mgt.

                MidCap Value Fund                             Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                MidCap Opportunities Fund                     Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                MidCap Growth Fund                            Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                Growth + Value Fund                           Capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Navellier Fund
                Management, Inc.

                SmallCap Opportunities Fund                   Capital appreciation
                Adviser: Pilgrim Investments, Inc.

                SmallCap Growth Fund                          Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                Bank and Thrift Fund                          Long-term capital appreciation, with
                Adviser: Pilgrim Investments, Inc.            income as asecondary objective

International   Worldwide Growth Fund                         Long-term capital appreciation
Equity Funds    Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Nicholas-Applegate Capital Mgt.

                International Value Fund                      Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Brandes
                Investment Partners, L.P.

                International Core Growth Fund                Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Nicholas-Applegate Capital Mgt.

                International SmallCap Growth Fund            Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Nicholas-Applegate Capital Mgt.

MAIN INVESTMENTS                   MAIN RISKS
--------------------------------------------------------------------------------

Equity securities that meet        Price volatility and other risks that accompany
disciplined selection criteria     an investment in equity securities.
designed to identify companies
capable of paying rising
dividends

Equity securities of large         Price volatility and other risks that accompany an
U.S. companies believed to be      investment in equity securities.
leaders in their industries

Equity securities of large         Price volatility and other risks that accompany an
U.S. companies that make up        investment in equity securities.
the S&P 500 Index

Equity securities of large,        Price volatility and other risks that accompany an
medium, and small U.S.             investment in growth-oriented equity securities.
companies believed to have
growth potential

Equity securities of large         Price volatility and other risks that accompany an
U.S. companies believed to         investment in growth-oriented equity securities.
have growth potential

Equity securities of               Price volatility and other risks that accompany an
medium-sized U.S. companies        investment in equity securities of medium-sized companies.
that meet disciplined              Particularly sensitive to price swings during periods of
selection criteria designed        economic uncertainty.
to identify companies with
prices below their long-term value

Equity securities of               Price volatility and other risks that accompany an
medium-sized U.S. companies        investment in equity securities of growth-oriented and
believed to have growth            medium-sized companies. Particularly sensitive to price
potential                          swings during periods of economic uncertainty.

Equity securities of               Price volatility and other risks that accompany an
medium-sized U.S. companies        investment in equity securities of medium-sized companies.
believed to have growth            Particularly sensitive to price swings during periods of
potential                          economic uncertainty.

Equity securities of               Price volatility and other risks that accompany an
small-sized U.S. companies         investment in equity securities of growth-oriented and
                                   small-sized companies. Particularly sensitive to price
                                   swings during periods of economic uncertainty.

Equity securities of               Price volatility and other risks that accompany an
small-sized U.S. companies         investment in equity securities of growth-oriented and
believed to have growth            small-sized companies. Particularly sensitive to price
potential                          swings during periods of economic uncertainty.

Equity securities of               Price volatility and other risks that accompany an
small-sized U.S. companies         investment in equity securities of growth-oriented and
believed to have growth            small-sized companies. Particularly sensitive to price
potential                          swings during periods of economic uncertainty.

Equity securities of banks and     Price volatility and other risks that accompany an
thrifts or their holding or        investment in equity securities. Susceptible to risks of
parent companies, and savings      decline in the price of securities concentrated in the
accounts of mutual thrifts         banking and thrift industries.

Equity securities of companies     Price volatility and other risks that accompany an
located in countries around        investment in growth-oriented foreign equities. Sensitive
the world, which may include       to currency exchange rates, international political and
the U.S., believed to have         economic conditions and other risks that affect foreign
growth potential                   securities.

Equity securities of issuers       Price volatility and other risks that accompany an
located in countries outside       investment in foreign equities. Sensitive to currency
the U.S., believed to have         exchange rates, international political and economic
prices below their long-term       conditions and other risks that affect foreign securities.
value

Equity securities of larger        Price volatility and other risks that accompany an
companies in countries around      investment in growth-oriented foreign equities. Sensitive
the world, which may include       to currency exchange rates, international political and
the U.S., believed to have         economic conditions and other risks that affect foreign
growth potential                   securities.

Equity securities of               Price volatility, liquidity and other risks that accompany
small-sized companies in           an investment in equity securities of foreign, small-sized
countries around the world,        companies. Sensitive to currency exchange rates,
which may include the U.S.,        international political and economic conditions and other
believed to have growth            risks that affect foreign securities.
potential

----------
Funds
At A
Glance
----------

                FUND                                          INVESTMENT  OBJECTIVE
--------------------------------------------------------------------------------------------------
INTERNATIONAL   Emerging Markets Value Fund                   Long-term capital appreciation
EQUITY FUNDS    Adviser: Pilgrim Investments, Inc.
(cont.)         Sub-Adviser: Brandes Investment
                Partners L.P.

                Emerging Countries Fund                       Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Nicholas-Applegate Capital Mgt.

                Asia-Pacific Equity Fund                      Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: HSBC Asset Management

INCOME FUNDS    Government Securities Income Fund             High current income, consistent with
                Adviser: Pilgrim Investments, Inc.            liquidity and preservation of capital

                Strategic Income Fund                         Maximum total return
                Adviser: Pilgrim Investments, Inc.

                High Yield Fund                               High current income, with capital
                Adviser: Pilgrim Investments, Inc.            appreciation as a secondary objective

                High Yield Fund II                            High level of current income and
                Adviser: Pilgrim Investments, Inc.            capital growth

                High Total Return Fund                        High income and capital appreciation
                Adviser: Pilgrim Investments, Inc.

                High Total Return Fund II                     High income and capital appreciation
                Adviser: Pilgrim Investments, Inc.

                Money Market Fund                             High current income consistent with
                Adviser: Pilgrim Investments, Inc.            the preservation of capital and
                                                              liquidity

EQUITY &        Balanced Fund                                 Long-term capital appreciation and
INCOME FUNDS    Adviser: Pilgrim Investments, Inc.            current income of capital

                Convertible Fund                              Total return, consisting of capital
                Adviser: Pilgrim Investments, Inc.            appreciation and current income

MAIN INVESTMENTS                   MAIN RISKS
--------------------------------------------------------------------------------

Equity securities of issuers       Price volatility, liquidity and other risks that accompany
located in countries with          an investment in equities from emerging countries.
emerging securities markets        Sensitive to currency exchange rates, international
believed to have prices below      political and economic conditions and other risks that
their long-term value              affect foreign securities.

Equity securities of issuers       Price volatility, liquidity and other risks that accompany
located in countries with          an investment in equities from emerging countries.
emerging securities markets        Sensitive to currency exchange rates, international
believed to have growth            political and economic conditions and other risks that
potential.                         affect foreign securities.

Equity securities of companies     Price volatility and other risks that accompany an
based in the Asia-Pacific          investment in foreign equities and in securities of
region, excluding Australia        issuers in a single region. Sensitive to currency exchange
and Japan                          rates, international political and economic conditions and other risks that affect foreign securities.

Securities issued or               Credit, interest rate, prepayment and other risks that
guaranteed by the U.S.             accompany an investment in government bonds and mortgage
Government and certain of its      related investments. Generally has less credit risk than
agencies or instrumentalities      the other income funds.

Investment grade and high          Credit, interest rate, prepayment and other risks that
yield debt securities              accompany an investment in debt securities, including high yield debt securities. May be sensitive to credit risk
                                   during economic downturns.

High yield debt securities         Credit, interest rate and other risks that accompany an
                                   investment in lower-quality debt securities. Particularly
                                   sensitive to credit risk during economic downturns.

High yield debt securities,        Credit, liquidity, interest rate and other risks that
including those in the lowest      accompany an investment in lower-quality debt securities.
ratings, as well as equities       Particularly sensitive to credit risk during economic
and foreign securities             downturns. May also present price volatility from equity
                                   exposure. Foreign securities, may be sensitive to
                                   currency exchange rates, international political and
                                   economic conditions, and other risks.

High yield debt securities,        Credit, liquidity, interest rate and other risks that
including those in the lowest      accompany an investment in lower-quality debt securities.
ratings, and foreign securities    Particularly sensitive to credit risk during economic
                                   downturns. Foreign securities may be sensitive to currency exchange rates, international political and economic
                                   conditions, and other risks.

High yield debt securities,        Credit, liquidity, interest rate and other risks that
including those in the lowest      accompany an investment in lower-quality debt securities.
ratings, and foreign securities    Particularly sensitive to credit risk during economic
                                   downturns. Foreign securities may be sensitive to currency exchange rates, international, political and economic
                                   conditions, and other risks.

Shares of another investment       Credit, interest rate and other risks that accompany an
company whose main investments     investment in government bonds and mortgage related
incudes short-term securities      investments. Presents less credit and interest rate risk
issued or guaranteed by the        than the other income funds.
U.S. Government and certain of
its agencies and
instrumentalities.

A mix of equity and debt           Price volatility and other risks that accompany an
securities                         investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt
                                   securities.

Convertible securities of          Price volatility and other risks that accompany an
companies of various sizes, as     investment in equity securities. Credit, interest rate,
well as equities, and              liquidity and other risks that accompany an investment in
high-yield debt                    debt securities,and lower quality debt securities.

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM MAGNACAP FUND                                  Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

CONSISTENT DIVIDENDS -- A company must have paid or had the financial capability from its operations to pay a dividend in eight out of the last 10 years.

Substantial Dividend Increases -- A company must have increased its dividends or had the financial capability from its operations to have increased its dividends at least 100% over the past 10 years.

REINVESTED EARNINGS -- Dividend payout must be less than 65% of current earnings.

STRONG BALANCE SHEET -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

ATTRACTIVE PRICE -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally, the Fund's investments are primarily in larger companies that are included in the largest 500 U.S. companies. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value.

In selecting securities for the Fund, preservation of capital is also an important consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

DEBT SECURITIES -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

6  Pilgrim MagnaCap Fund

                                                           PILGRIM MAGNACAP FUND
-------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.


YEAR BY YEAR TOTAL RETURNS (%)(1)

  1990    1991    1992    1993   1994   1995    1996    1997    1998    1999
  ----    ----    ----    ----   ----   ----    ----    ----    ----    ----
 -3.11   25.28    8.02    9.25   4.15   35.22   18.51   27.73   16.09   12.20

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1998: up 18.93%

3rd quarter 1990: down 15.99%

The Fund's year-to-date total return as of March 31, 2000 was down 1.48%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS(2)
                                                                        S&P
                                                                        500
                             Class A(3)    Class B(4)    Class M(5)    Index(6)
                             ----------    ----------    ----------    --------
One year, ended
December 31, 1999    %         5.77          6.46          7.74        21.04

Five years, ended
December 31, 1999    %        20.24           N/A           N/A        28.54

Ten years, ended
December 31, 1999    %        14.13           N/A           N/A        18.19

Since inception(7)   %          N/A         18.74         18.32        26.23

----------
(2) Class C shares of the Fund did not have a full year's performance during the year ended December 31, 1999.
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of sales charge of 3.5%.
(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(7)  Classes B and M commenced operations on July 17, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                       Pilgrim MagnaCap Fund   7

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM LARGECAP LEADERS FUND                          Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies that the adviser believes are leaders in their industries. The portfolio managers consider whether these companies have a sustainable competitive edge.

The portfolio managers emphasize a value approach, and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization (outstanding shares multiplied by price per share) of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, American Depositary Receipts, and warrants. The Fund normally invests as fully as practicable (at least 80%) in equity securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

8  Pilgrim LargeCap Leaders Fund

                                                   PILGRIM LARGECAP LEADERS FUND
-------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993   1994   1995    1996    1997    1998    1999
  ----    ----    ----    ----   ----   ----    ----    ----    ----    ----
                                                21.07   20.15   20.08   18.94

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to November 1, 1998, the Fund's investment policies were different in that they emphasized large company value stocks without necessarily emphasizing industry leaders. Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to November 1, 1997, the Fund was managed by a sub-adviser.

Best and worst quarterly performance during this period:

4th quarter 1998: up 24.11%

3rd quarter 1998: down 12.86%

The Fund's year-to-date total return as of March 31, 2000 was up 0.37%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS(3)
                                                                        S&P
                                                                        500
                             Class A(4)    Class B(5)    Class M(6)    Index(7)
                             ----------    ----------    ----------    --------
One year, ended
December 31, 1999    %         12.12         13.19         14.10        21.04

Since inception(8)   %         18.68         19.18         18.73        26.99

----------
(3) Class C shares of the Fund did not have a full year's performance during the year ended December 31, 1999.
(4)  Reflects deduction of sales charge of 5.75%.
(5) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(6)  Reflects deduction of sales charge of 3.5%.
(7) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(8)  The Fund commenced operations on September 1, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim LargeCap Leaders Fund   9

-----------
U.S. Equity
Funds
-----------

                                          ADVISER
                                          Pilgrim Investments, Inc.
                                          Sub-ADVISER
PILGRIM RESEARCH ENHANCED INDEX FUND      J.P. Morgan Investment Management Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in large companies that make up the S&P 500 Index. Based on extensive research regarding projected company earnings and dividends, a valuation model ranks companies in each industry group according to their relative value. Using this valuation model, the portfolio managers select stocks for the Fund. Within each industry, the Fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. Industry by industry, the Fund's assets are invested so that the Fund's industry sector allocations and market cap weightings closely parallel those of the S&P 500 Index.

By owning a large number of stocks within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other characteristics of that index, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks included in the S&P 500 Index. It may also invest in other common stocks not included in the S&P 500 Index. The Fund may also invest in certain higher-risk investments, including derivatives (generally these investments will be limited to S&P 500 Index options).

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The portfolio managers try to remain fully invested in companies included in the S&P 500 Index, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

MARKET TRENDS -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented HERE IT ISFund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

10  Pilgrim Research Enhanced Index Fund

                                            PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURN (%)(1)

  1990    1991    1992    1993   1994   1995    1996    1997    1998    1999
  ----    ----    ----    ----   ----   ----    ----    ----    ----    ----
                                                                       18.59

----------
(1) These figures are as of December 31, 1999. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1999: up 12.41%

3rd quarter 1999: down 6.39%

The Fund's year-to-date total return as of March 31, 2000 was up 1.71%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard and Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURN
                                                                         S&P
                                                                         500
                              Class A(2)    Class B(3)    Class C(4)    Index(5)
                              ----------    ----------    ----------    --------
One year, ended
December 31, 1999(6)   %       11.78         12.89         16.99        21.04

----------
(2) Reflects deduction of sales charge of 5.75%
(3) Reflects deduction of deferred sales charge of 5% for the 1 year return.
(4) Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(6) The Fund commenced operations on December 30, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                       Pilgrim Research Enhanced Index Fund   11

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM GROWTH OPPORTUNITIES FUND                      Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

This Fund seeks long-term growth of capital.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap or small-cap companies.

The portfolio managers use a "top down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

12  Pilgrim Growth Opportunities Fund

                                               PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)

1990     1991    1992     1993    1994    1995    1996    1997    1998    1999
----     ----    ----     ----    ----    ----    ----    ----    ----    ----
-5.24   38.10    8.05    10.36   -7.66   24.40   20.54   23.59   23.61   93.26

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for 1996 to 1999 provide performance for Class A shares of the Fund. The figures shown for the years 1990 to 1995 provide performance for Class T shares of the Fund. Class T shares would have substantially similar annual returns as the Class A shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class T shares have different expenses.

Best and worst quarterly performance during this period:

4th quarter 1999: up 39.10%

3rd quarter 1998: down 15.25%

The Fund's year-to-date total return as of March 31, 2000 was up 9.80%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                                   S&P
                                                                                   500
                              Class A(2)   Class B(3)   Class C(4)   Class T(5)  Index(6)
                              ----------   ----------   ----------   ----------  --------
One year, ended
December 31, 1999        %     82.14        86.84        90.90        87.72        21.04

Five years, ended
December 31, 1999        %      N/A          N/A          N/A         33.98        28.54

Ten years, ended
December 31, 1999        %      N/A          N/A          N/A         20.05        18.19

Since inception of
Classes A, B, and C(7)   %     33.48        34.17        34.34         N/A         26.94

Since inception of
Class T(7)               %      N/A          N/A          N/A         17.86        18.13 (8)

----------
(2) Reflects deduction of sales charge of 5.75%
(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(4) Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) Reflects deduction of a deferred sales charge of 4% for the 1 year return.
(6) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.
(8) Index return is for the period beginning February 1, 1986.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                          Pilgrim Growth Opportunities Fund   13

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       Sub-ADVISER
                                                       Nicholas-Applegate
PILGRIM LARGECAP GROWTH FUND                           Capital Management
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities.

The Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Russell 1000 Growth Index. The market capitalization of companies held by the Fund as of March 31, 2000 ranged from $2.7 billion to $507.3 billion. Capitalization of companies in the Index will change with market conditions.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

14  Pilgrim LargeCap Growth Fund

                                                    PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                59.45   96.41

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

4th quarter 1999: up 45.04%

3rd quarter 1998: down 8.50%

The Fund's year-to-date total return as of March 31, 2000 was up 12.44%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                       Russell
                                                                        1000
                                                                       Growth
                             Class A(3)    Class B(4)    Class C(5)    Index(6)
                             ----------    ----------    ----------    --------
One year, ended
December 31, 1999    %         85.11         90.23         94.18        33.16

Since inception(7)   %         60.23         62.51         63.11        29.05

----------
(3) Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.
(5) Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies among the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth.
(7) The Fund commenced operations on July 21, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim LargeCap Growth Fund   15

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM MIDCAP VALUE FUND                              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests as fully as practicable (at least 80% of its assets) in equity securities of medium-sized U.S. companies. The Fund will normally invest at least 65% of its assets in equity securities of companies that meet the following disciplined criteria, which are intended to identify companies that are attractive values:

CONSISTENT DIVIDENDS -- The company must have paid or had the financial capability from its operations to pay a dividend in its last five fiscal years.

STRONG BALANCE SHEET -- If the company has debt that is rated, that debt is rated investment grade by a nationally recognized rating agency. If the company does not have debt that is rated, the company's long-term debt to capitalization ratio is below 25%.

REINVESTED EARNINGS -- The company currently pays out in dividends less than 65% of current earnings, or less than the dividend payout as a percentage of current earnings of at least half of the medium-sized companies in similar industries.

ATTRACTIVE PRICE -- The ratio of the stock's price to the next fiscal year's anticipated earnings is less than the corresponding ratio for at least half of the medium-sized companies in similar industries.

The Fund considers a company to be medium-sized if it has a market capitalization between $1 billion and $8 billion. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock and warrants.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into Pilgrim MagnaCap Fund. You could therefore ultimately hold shares of that fund.

--------------------------------------------------------------------------------
RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies. Securities of medium-size companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-size companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

16  Pilgrim MidCap Value Fund

                                                       PILGRIM MIDCAP VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                29.56   21.87    4.89   -7.32

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to October 1, 1999, the Fund's investment policies were different in that they emphasized midcap value stocks without employing the current disciplined selection criteria. Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to October 1, 1999, the Fund was managed by a sub-adviser.

Best and worst quarterly performance during this period:

1st quarter 1998: up 13.45%

3rd quarter 1999: down 18.53%

The Fund's year-to-date total return as of March 31, 2000 was up 3.32%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell Midcap Index and the Russell Midcap Value Index.

AVERAGE ANNUAL TOTAL RETURNS(3)
                                                                         Russell
                                                              Russell     Midcap
                                                                Midcap     Value
                      Class A(4)   Class B(5)   Class M(6)   Index(7)   Index(8)
                      ----------   ----------   ----------   --------   --------
One year, ended
December 31, 1999   %   -12.66       -12.56       -10.94      18.23      -0.11

Since inception(9)  %     9.77        10.11         9.78      18.80      14.73

----------
(3) Class C shares of the Fund did not have a full year's performance during the year ended December 31, 1999.
(4) Reflects deduction of sales charge of 5.75%.
(5) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(6) Reflects deduction of a sales charge of 3.5%.
(7) The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.
(8) The Russell MidCap Value Index measures the performance of companies in the Russell Midcap Index with lower book-to-price ratios and lower forecasted growth values.
(9) Classes A, B and M commenced operations on September 1, 1995. Class C commenced operations on May 24, 1999.
                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                  Pilgrim MidCap Value Fund   17

-----------
U.S. Equity
Funds
-----------


                                                       ADVISER
PILGRIM MIDCAP OPPORTUNITIES FUND                      Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

This Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the S&P MidCap 400 Index. As of February 29, 2000, the market capitalization of companies in the S&P MidCap 400 Index ranged from $106.3 million to $27.2 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes.

The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

18  Pilgrim MidCap Opportunities Fund

                                               PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURN (%)(1)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                          103.24
----------
(1) These figures are as of December 31, 1999. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1999: up 44.90%

3rd quarter 1999: up 5.63%

The Fund's year-to-date total return as of March 31, 2000 was up 16.67%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard and Poor's MidCap 400 Index.

AVERAGE ANNUAL TOTAL RETURN
                                                                         S&P
                                                                      MidCap 400
                             Class A(2)    Class B(3)    Class C(4)    Index(5)
                             ----------    ----------    ----------    --------
One year, ended
December 31, 1999    %         91.56         96.73        100.16         14.70

Since Inception(6)   %         94.20         99.54        101.26         41.61

----------
(2)  Reflects deduction of sales charge of 5.75%
(3)  Reflects deduction of deferred sales charge of 5% for the 1 year return.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(6)  The Fund commenced operations on August 20, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                          Pilgrim MidCap Opportunities Fund   19

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM MIDCAP GROWTH FUND                             Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks that the portfolio managers feel have above average prospects for growth. Medium-sized companies are companies with market capitalizations between $1.6 billion and $10.7 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes and with market conditions.

The portfolio managers emphasize a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

20  Pilgrim MidCap Growth Fund

                                                      PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                -11.00  37.64   15.84   15.88   14.14   97.56

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Pilgrim Investments has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

Best and worst quarterly performance during this period:

4th quarter 1999: up 62.66%

3rd quarter 1998: down 17.73%

The Fund's year-to-date total return as of March 31, 2000 was up 23.99%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Standard & Poor's MidCap 400 Index and the Russell Midcap Growth Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                        S&P         Russell
                                                                       MidCap       Midcap
                                                                        400         Growth
                            Class A(3)    Class B(4)    Class C(5)    Index(6)     Index(7)
                            ----------    ----------    ----------    --------     --------
One year, ended
 December 31, 1999    %       86.22         91.31         95.29        14.70         51.29

Five years, ended
 December 31, 1999    %       31.47          N/A          32.23        23.00         28.02

Since inception of
 Classes A and C(8)   %       22.99          N/A          23.31        17.73         22.49 (9)

Since inception
 of Class B(8)        %        N/A          32.47          N/A         22.09         27.12

----------
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of a sales charge of 1% for the 1 year return.
(6) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.
(7) The Russell Midcap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.
(8) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.
(9)  Index return is for period beginning April 30, 1993.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim MidCap Growth Fund   21

-----------
U.S. Equity
Funds
-----------
                                                 ADVISER
                                                 Pilgrim Investments, Inc.
                                                 SUB-ADVISER
PILGRIM GROWTH + VALUE FUND Navellier Fund Management, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the portfolio manager believes are poised to rise in price. The Sub-Adviser uses a "bottom-up" quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model to calculate and analyze a "reward/risk" ratio. The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The Sub-Adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the sub-adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in smaller and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

CHANGES IN INTEREST RATES -- the value of the Fund's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

22  Pilgrim Growth + Value Fund

                                                     PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                        18.10   17.72   88.10
----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1999: up 43.50%

3rd quarter 1998: down 16.34%

The Fund's year-to-date total return as of March 31, 2000 was up 24.42%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell 2000 Index and the Russell 3000 Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                    Russell     Russell
                                                                     2000        3000
                            Class A(2)   Class B(3)   Class C(4)    Index(5)    Index(6)
                            ----------   ----------   ----------    --------    --------
 One year, ended
 December 31, 1999    %       77.29        81.77        85.75        21.26       20.90

 Since inception(7)   %       32.32        33.38        33.86      13.65 (8)   24.27 (8)

----------
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.
(6) The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(7)  The Fund commenced operations on November 18, 1996.
(8)  Index return is for period beginning December 1, 1996.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                Pilgrim Growth + Value Fund   23

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM SMALLCAP OPPORTUNITIES FUND                    Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 changes. The market capitalization of companies held by the Fund as of March 31, 2000 ranged from $0.9 billion to $22.2 billion.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

The Fund was closed to new investors effective February 29, 2000. Investors who were shareholders of the Fund on that day may continue to buy shares after that date into accounts existing on that day. The Fund may reopen in the future subject to the discretion of the Board of Trustees.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

24  Pilgrim SmallCap Opportunities Fund

                                             PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
-8.83   57.27   14.54   20.16   -4.86   11.34   18.16   14.92    7.59   146.94

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did. The figures shown for the years 1996 to 1999 provide performance for Class A shares of the Fund. The figures shown for the years 1990 to 1995 provide performance for Class T shares of the Fund. Class T shares would have substantially similar annual returns as the Class A shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class A shares and Class T shares have different expenses.

Best and worst quarterly performance during this period:

4th quarter 1999: up 68.12%

3rd quarter 1998: down 24.07%

The Fund's year-to-date total return as of March 31, 2000 was up 15.33%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS

                                    Class A(2)             Class B(3)
                                    ----------             ----------
One year, ended
 December 31, 1999         %          132.73                140.24

Five years, ended
 December 31, 1999         %            N/A                    N/A

Ten years, ended
 December 31, 1999         %            N/A                    N/A

Since inception of
 Classes A, B, and C(7)    %           34.05                 34.71

Since inception
 for Class T(7)            %            N/A                    N/A

AVERAGE ANNUAL TOTAL RETURNS
                                                                Russell
                                                                 2000
                            Class C(4)         Class T(5)       Index(6)
                            ----------         ----------       --------
One year, ended
 December 31, 1999           144.12              141.51            21.26

Five years, ended
 December 31, 1999              N/A               31.45            16.69

Ten years, ended
 December 31, 1999              N/A               22.11            13.40

Since inception of
 Classes A, B, and C(7)       34.83                N/A             16.24

Since inception
 for Class T(7)                 N/A               16.73            12.01 (8)

----------
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5)  Reflects deduction of a deferred sales charge of 4% for the 1 year return.
(6) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.
(7) Classes A, B and C commenced operations on June 5, 1995. Class T commenced operations on February 3, 1986.
(8)  Index return is for period beginning February 1, 1986.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                        Pilgrim SmallCap Opportunities Fund   25

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM SMALLCAP GROWTH FUND                           Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Index. As of March 31, 2000, the market capitalization of companies held by the Fund ranged from $0.5 billion to $75.8 billion. The market capitalization range will change as the range of the companies included in the Russell 2000 changes.

The Fund emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. In the adviser's opinion, the middle 90% includes companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

26  Pilgrim SmallCap Growth Fund

                                                    PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                -4.03   34.87   18.27   11.24    3.68   89.97

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Pilgrim Investments has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

Best and worst quarterly performance during this period:

4th quarter 1999: up 50.47%

3rd quarter 1998: down 23.64%

The Fund's year-to-date total return as of March 31, 2000 was up 15.87%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                       Russell
                                                                        2000
                                                                       Growth
                             Class A(3)    Class B(4)    Class C(5)    Index(6)
                             ----------    ----------    ----------    --------
One year, ended
 December 31, 1999    %        79.04         83.85         87.89       43.09

Five years, ended
 December 31, 1999    %        26.94          N/A          27.70       18.99

Since inception of
 Classes A and C(7)   %        21.74          N/A          22.20       15.13 (8)

Since inception
 for Class B(7)       %         N/A          28.04          N/A        18.76

----------
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6)  The Russell  2000 Growth  Index is an  unmanaged  index that  measures  the
     performance    of    securities    of   smaller   U.S.    companies    with
     greater-than-average growth orientation.
(7) Classes A and C commenced operations on December 27, 1993. Class B commenced operations on May 31, 1995.
(8)  Index returns is for period beginning December 31, 1993.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim SmallCap Growth Fund   27

-----------
U.S. Equity
Funds
-----------
                                                       ADVISER
PILGRIM BANK AND THRIFT FUND                           Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund primarily seeks long-term capital appreciation; a secondary objective is income.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests, under normal market conditions, at least 65% of its total assets in equity securities of national and state-chartered banks (other than money center banks), thrifts, and the holding or parent companies of such depository institutions, and in savings accounts of mutual thrifts that may allow the Fund to participate in stock conversions of the mutual thrift. This policy may only be changed with approval of the shareholders of the Fund. The equity securities described above include common stocks, convertible securities (including convertible preferred stock) and warrants, but do not include non-convertible preferred stocks or adjustable rate preferred stocks.

The Fund may invest up to 35% of its total assets in equity securities, including preferred stocks or adjustable rate preferred stocks, of other types of issuers, including money center banks, other financial services companies, and companies that are not in financial services industries, and in nonconvertible debt securities (including certificates of deposit, commercial paper, notes, bonds or debentures) of any maturity that are either issued or guaranteed by the United States Government or an agency thereof or issued by a corporation or other issuer and rated in one of the top four categories by Moody's (Baa and better) or S&P (BBB and better) or similarly rated by another nationally recognized rating organization. The Fund may invest up to 10% of its assets in securities of other investment companies.

The portfolio manager emphasizes a value approach, and selects securities that are undervalued relative to the market and have potential for future growth, including securities of institutions that the portfolio manager believes are well positioned to take advantage of investment opportunities in the banking and thrift industries.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in small- to medium-sized companies, which may be more susceptible to price swings than larger companies.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF CONCENTRATION -- because the Fund's investments are concentrated in the banking and thrift industries, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of banks and thrifts as a group falls out of favor, the Fund could underperform funds that focus on other types of companies.

28  Pilgrim Bank and Thrift Fund

                                                    PILGRIM BANK AND THRIFT FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
-18.14  49.49   32.36    7.79   -1.89   49.69   41.10   64.86   -1.83   -18.84

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to October 17, 1997, the Fund operated as a closed-end investment company.

Best and worst quarterly performance during this period:

3rd quarter 1997: up 16.43%

3rd quarter 1990: down 20.36%

The Fund's year-to-date total return as of March 31, 2000 was down 4.67%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of three broad measures of market performance -- the S&P 500 Index, the S&P Major Regional Banks Index and the NASDAQ 100 Financial Index.

AVERAGE ANNUAL TOTAL RETURNS(2)
                                                              S&P
                                                             Major       NASDAQ
                                                  S&P       Regional      100
                           Class      Class       500        Banks     Financial
                            A(3)      B(4)      Index(5)    Index(6)    Index(7)
                            ----      ----      --------    --------    --------
One year, ended
 December 31, 1999     %    -23.50   -23.00      21.04       -14.26       -7.27
Five years, ended
 December 31, 1999     %     21.20     N/A       28.54        25.08       20.80
Ten years, ended
 December 31, 1999     %     15.70     N/A       18.19        17.42        N/A
Since inception
 of Class B(8)         %      N/A     -6.74      23.94         1.22        0.78

----------
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.
(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.
(6) The S&P Major Regional Banks Index is an unmanaged index that measures the performance of securities of major regional banks in the S&P 500 Index.
(7) The NASDAQ 100 Financial Index is an unmanaged index that measures the performance of securities of the 100 largest financial companies traded on NASDAQ.
(8)  Class B shares commenced operations on October 17, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim Bank and Thrift Fund   29

-------------
International
Equity Funds
------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM WORLDWIDE GROWTH FUND                          Capital Management
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S.

The Fund normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Fund's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

In allocating the Fund's assets, the Sub-Adviser attempts to identify securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

30  Pilgrim Worldwide Growth Fund

                                                   PILGRIM WORLDWIDE GROWTH FUND
-------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                 2.45   14.74   17.92   17.28   37.34   83.52

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

4th quarter 1999: up 44.54%

3rd quarter 1998: down 13.43%

The Fund's year-to-date total return as of March 31, 2000 was up 3.63%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI World Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                            MSCI
                                                                           World
                             Class A(3)    Class B(4)    Class C(5)    Index(6)
                             ----------    ----------    ----------    --------
One year, ended
 December 31, 1999    %        72.95         77.26         81.35        23.26

Five years, ended
 December 31, 1999    %        30.39          N/A          31.11        18.09

Since inception of
 Classes A and C(7)   %        24.78          N/A          25.09        14.87

Since inception
 of Class B(7)        %         N/A          32.79          N/A         17.77

----------
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Morgan Stanley Capital International World (MSCI World) Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
(7) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim Worldwide Growth Fund   31

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       Sub-ADVISER
                                                       Brandes Investment
PILGRIM INTERNATIONAL VALUE FUND                       Partners, L.P.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities.

Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of companies located in at least three countries other than the U.S. The Fund may invest up to the greater of:

*    20% of its assets in any one country or industry, or,
* 150% of the weighting of the country or industry in the Morgan Stanley Capital International European Australasian Far East (MSCI EAFE) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

32  Pilgrim International Value Fund

                                                PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURN (%)(1)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                15.23   17.86   13.46   51.49

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

4th quarter 1999: up 24.50%

3rd quarter 1998: down 14.73%

The Fund's year-to-date total return as of March 31, 2000 was down 4.76%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                     MSCI
                                                                     EAFE
                             Class A(2)   Class B(3)   Class C(4)   Index(5)
                             ----------   ----------   ----------   --------
One year, ended
 December 31, 1999    %        42.78        45.30        49.32      25.27

Since inception of
 Classes A and C(6)   %        20.61         N/A         21.32      14.62 (7)

Since inception
 of Class B(6)        %         N/A         25.73         N/A       18.66 (8)

----------
(2)  Reflects deduction of sales charge of 5.75%
(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5)  The Morgan Stanley Capital  International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.
(6) Classes A and C commenced operations on March 6, 1995. Class B commenced operations on April 18, 1997.
(7)  Index return is for period beginning March 1, 1995.
(8)  Index return is for period beginning May 1, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                           Pilgrim International Value Fund   33

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM INTERNATIONAL CORE GROWTH FUND                 Capital Management
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

The Fund invests primarily in large capitalized companies ("large cap stocks") located worldwide. In the opinion of the Sub-Adviser large cap stocks are those whose stock market capitalizations are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' large cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Fund's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

In allocating the Fund's assets, the Sub-Adviser attempts to identify securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in large companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or smaller company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

34  Pilgrim International Core Growth Fund

                                          PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                20.92   66.69

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

4th quarter 1999: up 44.07%

1st quarter 1998: up 2.61%

The Fund's year-to-date total return as of March 31, 2000 was down 3.40%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                        MSCI
                                                                        EAFE
                             Class A(3)    Class B(4)    Class C(5)    Index(6)
                             ----------    ----------    ----------    --------
One year, ended
 December 31, 1999    %        57.13         60.45         64.56        25.27

Since inception(7)    %        32.97         34.36         34.74        17.87

----------
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 3% respectively for 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6)  The Morgan Stanley Capital  International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.
(7)  The Fund commenced operations on February 28, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                     Pilgrim International Core Growth Fund   35

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND             Capital Management
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of small companies located outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

The Fund invests primarily in smaller-capitalized companies ("small cap stocks") located worldwide. In the opinion of the Fund's Sub-Adviser, small cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Fund normally invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Fund's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

36  Pilgrim International SmallCap Growth Fund

                                      PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         5.51   17.58   13.46   35.57   121.93

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

4th quarter 1999: up 53.34%

3rd quarter 1998: down 15.35%

The Fund's year-to-date total return as of March 31, 2000 was up 12.68%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Salomon EPAC EM Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                       Salomon
                                                                        EPAC
                                                                         EM
                             Class A(3)    Class B(4)    Class C(5)    Index(6)
                             ----------    ----------    ----------    --------
One year, ended
 December 31, 1999    %        109.14       115.22         119.11       23.19

Five years, ended
 December 31, 1999    %         31.89         N/A           32.30        7.08
Since inception of
 Classes A and C(7)   %         28.22         N/A           28.68        5.36
Since inception
 of Class B(7)        %          N/A         35.89           N/A         7.64

----------
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Salomon EPAC Extended Market (Salomon EPAC EM) Index is an unmanaged index that measures the performance of securities of smaller-capitalization companies in 22 countries excluding the U.S. and Canada.
(7) Classes A and C commenced operations on August 31, 1994. Class B commenced operations on May 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                 Pilgrim International SmallCap Growth Fund   37

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Brandes Investment
PILGRIM EMERGING MARKETS VALUE FUND                    Partners, L.P.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in companies located in countries with emerging markets, including companies that may be smaller and lesser-known.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund may invest in common stocks, preferred stocks, American, European and Global depositary receipts, shares of closed-end investment companies, as well as convertible securities.

Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of companies located in countries with emerging markets. Countries with emerging markets include those countries that are generally considered to be emerging market countries by the international financial community. The Fund may invest up to the greater of:

*    20% of its assets in any one country or industry, or,
* 150% of the weighting of the country or industry in the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. For emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller and emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

38  Pilgrim Emerging Markets Value Fund

                                             PILGRIM EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]


The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURN (%)(1)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                -22.58  67.11
----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

2nd quarter 1999: up 26.74%

2nd quarter 1998: down 24.79%

The Fund's year-to-date total return as of March 31, 2000 was down 3.05%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EMF Index.

AVERAGE ANNUAL TOTAL RETURN
                                                                        MSCI
                                                                        EMF
                             Class A(2)    Class B(3)    Class C(4)    Index(5)
                             ----------    ----------    ----------    --------
One year, ended
 December 31, 1999    %        57.57         60.94         65.01        63.70

Since Inception(6)    %        10.43         11.19         12.87        11.46

----------
(2)  Reflects deduction of sales charge of 5.75%
(3) Reflects deduction of deferred sales charge of 5% and 4%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.
(6)  The Fund commenced operations on January 1, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                        Pilgrim Emerging Markets Value Fund   39

-------------
International
Equity Funds
-------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM EMERGING COUNTRIES FUND                        Capital Management
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests at least 65% of its total assets in equity securities of issuers located in at least three countries with emerging securities markets -- that is, countries with securities markets which are, in the opinion of the Sub-Adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets. The Sub-Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 35 emerging markets.

Under normal market conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. The Fund may invest at least 35% of its assets in U.S. companies.

The Fund's Sub-Adviser emphasizes a growth approach, and seeks issuers in the early stages of development believed to be undergoing a basic change in operations.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

40  Pilgrim Emerging Countries Fund

                                                 PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

Year by Year Total Returns (%)(1)(2)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         6.34   27.50    9.44   -22.19  75.80
----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

4th quarter 1999: up 36.28%

3rd quarter 1998: down 26.06%

The Fund's year-to-date total return as of March 31, 2000 was up 5.00%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EMF Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                        MSCI
                                                                        EMF
                             Class A(3)    Class B(4)    Class C(5)    Index(6)
                             ----------    ----------    ----------    --------
One year, ended
 December 31, 1999    %        65.74         69.71         73.71        63.70

Five years, ended
 December 31, 1999    %        13.85          N/A          14.38         2.00

Since inception of
 Classes A and C(7)   %        12.58          N/A          12.89        -1.77

Since inception
 of Class B(7)        %         N/A          14.66          N/A          0.84

----------
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 1%, respectively, for 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.
(7) Classes A and C commenced operations on November 28, 1994. Class B commenced operations on May 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Emerging Countries Fund   41

-------------
International
Equity Funds
-------------
                                                    ADVISER
                                                    Pilgrim Investments, Inc.
                                                    SUB-ADVISER
                                                    HSBC Asset Management
                                                    (Americas), Inc. and HSBC
                                                    Asset Management (Hong Kong)
PILGRIM ASIA-PACIFIC EQUITY FUND                    Limited
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities listed on stock exchanges in countries in the Asia-Pacific region or issued by companies based in this region. Asia-Pacific countries in which the Fund invests include, but are not limited to, China, Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand, but do not include Japan and Australia. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, warrants, American Depositary Receipts, European Depositary Receipts and other depositary receipts.

The Fund is managed using the investment philosophy that the Sub-Adviser, HSBC Asset Management Americas, Inc. and HSBC Asset Management Hong Kong Limited
(HSBC), uses in managing private Asia-Pacific portfolios. HSBC bases investment decisions on a disciplined approach that takes into consideration the following factors: a macroeconomic overview of the region, specific country analysis, setting target country weightings, evaluation of industry sectors within each country, and selection of specific stocks. In selecting specific securities, the Sub-Adviser emphasizes a value approach that seeks growth at a reasonable price. This approach involves analysis of such fundamental factors as absolute rates of change of earnings growth, earnings growth relative to the market and industry, quality of earnings and stability of earnings growth, quality of management and product line, interest rate sensitivity and liquidity of the stock.

The criteria used by the Fund to determine whether an issuer is based in the Asia-Pacific region are: the country in which the issuer was organized; the country in which the principal securities market for that issuer is located; the country in which the issuer derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or the country in which at least 50% of the issuer's assets are located.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISKS OF THE ASIA-PACIFIC REGION -- the Asia-Pacific region includes countries in various stages of economic development, including emerging market countries. In 1997 and 1998, securities markets in Asian countries suffered significant downturns and volatility, and currencies lost value in relation to the U.S. dollar. Currency devaluation in any one country may have a significant effect on the entire region. Increased political or social unrest in some or all Asian countries could cause further economic and market uncertainty.

RISKS OF CONCENTRATION -- because the Fund concentrates on a single region of the world, the Fund's performance may be more volatile than that of a Fund that invests globally. If Asia-Pacific securities fall out of favor, it may cause the Fund to underperform funds that focus on other types of stocks.

INABILITY TO SELL SECURITIES -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

42  Pilgrim Asia-Pacific Equity Fund

                                                PILGRIM ASIA-PACIFIC EQUITY FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 9.46   -43.73  -15.51  74.41
----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

2nd quarter 1999: up 39.92%

4th quarter 1997: down 33.11%

The Fund's year-to-date total return as of March 31, 2000 was down 3.14%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI Far East ex-Japan Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                         MSCI
                                                                       Far East
                                                                         Free
                                                                       ex-Japan
                             Class A (2)   Class B (3)   Class M (4)   Index (5)
                             -----------   -----------   -----------   ---------
One year, ended
 December 31, 1999    %         64.46         68.00         67.37        59.40

Since inception (6)   %         -3.80         -3.72         -3.87        -2.14

----------
(2)  Reflects deduction of sales charge of 5.75%.
(3) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of sales charge of 3.5% for the 1 year return.
(5) The Morgan Stanley Capital International Far East Free ex-Japan (MSCI Far East Free ex-Japan) Index is an unmanaged index that measures the performance of securities listed on exchanges in the Far East markets excluding Japan.
(6)  The Fund commenced operations on September 1, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                           Pilgrim Asia-Pacific Equity Fund   43

------
Income
Funds
------
                                                       ADVISER
PILGRIM GOVERNMENT SECURITIES INCOME FUND              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks high current income, consistent with liquidity and preservation of capital.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 70% of its total assets in securities issued or guaranteed by the U.S. Government and the following agencies or instrumentalities of the U.S. Government: the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). Such securities include direct obligations of the U.S. Treasury and mortgage-backed securities. The Fund may fall below the 70% threshold due to changes in the value of the Fund's holdings or the sale of securities to meet redemptions, in which case the Fund will purchase only U.S. Government securities until the 70% level is restored. The remainder of the Fund's assets may be invested in securities issued by other agencies and instrumentalities of the U.S. Government and in instruments collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The foregoing policies are fundamental and may not be changed without shareholder approval.

The Fund may invest in securities of any maturity; however, the Fund is expected to have a dollar-weighted average duration within a range of 20% above or below that of the Lehman Intermediate Treasury Index. As of February 29, 2000, the dollar-weighted average duration of the Lehman Intermediate Treasury Index was
2.87 years. The adviser determines the composition of the Fund's portfolio on the basis of its judgment of existing market conditions, such as the general direction of interest rates, trends in creditworthiness, expected inflation, supply and demand of fixed income securities, and other factors. The Fund may enter into reverse repurchase agreements, dollar roll transactions or pairing off transactions. The Fund does not invest in highly leveraged derivatives, such as swaps, interest-only or principal-only stripped mortgage-backed securities, or interest rate futures contracts.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. Government, its agencies and government sponsored enterprises.

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

44  Pilgrim Government Securities Income Fund

                                       PILGRIM GOVERNMENT SECURITIES INCOME FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)

 1990    1991    1992    1993     1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----     ----    ----    ----    ----    ----    ----
 8.03   11.90    7.46   4.71(8)  -3.61   14.51    2.56    7.85    5.61   -1.17

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

3rd quarter 1992: up 4.70%

1st quarter 1994: down 2.66%

The Fund's year-to-date total return as of March 31, 2000 was up 1.07%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Lehman Brothers Government/Mortgage Index and the Lehman Brothers Intermediate Treasury Index.

AVERAGE ANNUAL TOTAL RETURNS(2)
                                                          Lehman      Lehman
                                                          Gov't/   Intermediate
                               Class     Class   Class   Mortgage    Treasury
                               A(3)       B(4)    M(5)   Index(6)    Index(7)
                               ----       ----    ----   --------    --------
One year, ended
 December 31, 1999      %       -5.86    -6.56   -4.86     1.93        0.49

Five years, ended
 December 31, 1999      %        4.73      N/A     N/A     8.08        6.93

Ten years, ended
 December 31, 1999(8)   %        5.14      N/A     N/A     7.87        7.07

Since inception of
 Classes B and M(9)     %        N/A      3.18    3.08     6.63        5.77 (10)

----------
(2) Class C and T shares of the Fund did not have a full year's performance during the year ended December 31, 1999.
(3)  Reflects deduction of sales charge of 4.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2% respectively for 1 year and since inception returns.
(5)  Reflects deduction of a sales charge of 3.25%.
(6) The Lehman Brothers Government/Mortgage Index is an unmanaged index that measures the performance of U.S. Government agencies and instrumentalities, as well as mortgage pass-through instruments issued by FNMA, FHLMC and GNMA.
(7) The Lehman Brothers Intermediate Treasury Index is an unmanaged index that measures the performance of U.S. Treasuries with maturities of under 10 years. Information on the Lehman Intermediate Index is presented because effective May 24, 1999, the Fund seeks an average portfolio duration within +/-20% of the duration of that Index. Previously, the Fund's average portfolio maturity was generally longer.
(8) The Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.
(9)  Classes B and M commenced operations on July 17.1995.
(10) Index return is for period beginning July 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                  Pilgrim Government Securities Income Fund   45

------
Income
Funds
------
                                                       ADVISER
PILGRIM STRATEGIC INCOME FUND                          Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks maximum total return.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 60% of its total assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities that are rated in one of the top four categories by a nationally recognized statistical rating agency, or of comparable quality if unrated. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 40% of its total assets in high yield debt securities, commonly known as "junk bonds." There is no minimum credit rating for high yield debt securities in which the Fund may invest. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may invest in debt securities of any maturity; however, the average portfolio duration of the Fund will generally range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. The Fund does not invest in interest-only or principal-only stripped mortgage-backed securities.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into Pilgrim High Yield Fund. You could therefore ultimately hold shares of that fund.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

46  Pilgrim Strategic Income Fund

                                                   PILGRIM STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                        -1.16
----------
(1) These figures are as of December 31, 1999. They do not reflect sales charges and would be lower if they did.
(2)  Prior to May 24, 1999 a different adviser managed the Fund.

Best and worst quarterly performance during this period:

4th quarter 1999: up 0.81%

2nd quarter 1999: down 1.23%

The Fund's year-to-date total return as of March 31, 2000 was up 1.70%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Aggregate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                     Lehman
                                                                    Aggregate
                           Class A(3)   Class B (4)   Class C (5)  Bond Index(6)
                           ----------   -----------   -----------  -------------
One year, ended
 December 31, 1999   %        -5.83        -6.15         -2.46        -0.82

Since inception
 of Classes A, B,
 and C (7)           %        -1.74        -1.29          1.31         2.37

----------
(3)  Reflect deduction of sales charge of 4.75%.
(4) Reflects deduction of a deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.
(5)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(6) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of fixed income securities that are similar, but not identical, to those in the Fund's portfolio.
(7) Classes A, B and C commenced operations on July 27, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim Strategic Income Fund   47

------
Income
Funds
------
                                                       ADVISER
PILGRIM HIGH YIELD FUND                                Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks a high level of current income, with capital appreciation as a secondary objective.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its assets in high yield debt securities, including preferred stock and convertible securities, that do not in the opinion of the adviser involve undue risk relative to their expected return. High yield securities, which are commonly known as "junk bonds," are securities that are rated below investment grade, i.e., rated lower than Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or of comparable quality if not rated. Generally, the Fund will invest in securities rated lower than B by Moody's or S&P only when the adviser believes the financial condition of the issuer or other available protections reduce the risk to the Fund or that there is greater value in the securities than is reflected in their prevailing market price. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund may invest in debt securities of any maturity. In selecting securities for the Fund, preservation of capital is a consideration.

The remainder of the Fund's assets may be invested in common stocks, investment grade preferred stocks, investment grade debt obligations of all types, U.S. Government securities, warrants, money market instruments (including repurchase agreements on U.S. Government securities), mortgage-related securities and participation interests and assignments in floating rate loans and notes. The Fund may also invest up to 10% of its assets in foreign debt securities of any rating. The Fund may invest in financial futures and related options to attempt to hedge risk, although the Fund has not invested in such instruments since Pilgrim Investments, Inc. became the adviser in 1995 through the date of this prospectus.

In selecting equity securities, the portfolio managers use a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

Differences Between the Fund and High Yield Fund II -- While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

The Fund is subject to risks associated with investing in lower rated debt securities. You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income mutual funds because it invests in high yield (or "junk bond") debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns. The Fund is also subject to credit risk through its investment in floating rate loans.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial. A security whose credit rating has been lowered may be particularly difficult to sell.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

PRICE VOLATILITY -- Equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks, securities depositories or exchanges than those in the U.S., and foreign controls on investment.

48  Pilgrim High Yield Fund

                                                         PILGRIM HIGH YIELD FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
-9.49   29.44   16.19   18.52   -1.55   17.71   15.76   14.98   -2.96   -1.14

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

1st quarter 1991: up 14.83%

3rd quarter 1998: down 7.91%

The Fund's year-to-date total return as of March 31, 2000 was down 2.62%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.

AVERAGE ANNUAL TOTAL RETURNS(2)
                                                                        Lehman
                                                                      High Yield
                                                                         Bond
                             Class A(3)    Class B(4)    Class M(5)    Index(6)
                             ----------    ----------    ----------    --------
One year, ended
 December 31, 1999    %        -5.86         -6.35         -4.92          2.39

Five years, ended
 December 31, 1999    %         7.44           N/A           N/A          9.31

Ten years, ended
 December 31, 1999    %         8.56           N/A           N/A         10.72

Since inception(7)    %          N/A          5.72          5.51          7.41

----------
(2) Class C shares of the Fund did not have a full year's performance during the year ended December 31, 1999.
(3)  Reflects deduction of sales charge of 4.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2% respectively for 1 year and since inception returns.
(5)  Reflects deduction of a sales charge of 3.25%.
(6) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.
(7)  Classes B and M commenced operations on July 17, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                    Pilgrim High Yield Fund   49

------
Income
Funds
------
                                                       ADVISER
PILGRIM HIGH YIELD FUND II                             Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks a high level of current income and capital growth.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in high yield, lower rated debt securities, which are commonly referred to as "junk bonds," and convertible securities rated below investment grade (i.e., lower than the four highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. Securities may bear rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets in equity securities of U.S. and foreign companies, including securities of companies in emerging markets. In selecting equity securities, the portfolio managers use a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalization above $100 million at the time of purchase. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques or to help seek the Fund's investment objectives.

Differences Between the Fund and High Yield Fund

While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income mutual funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISK OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

PRICE VOLATILITY -- equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

50  Pilgrim High Yield Fund II

                                                      PILGRIM HIGH YIELD FUND II
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                        21.05    4.17    6.12
----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999 a different adviser managed the Fund. The figure shown for the year 1999 provides performance for the Class A shares of the Fund. The figures shown for the years 1997 and 1998 provide performance for Institutional Class shares of the Fund, revised to reflect the higher expenses of Class A shares.

Best and worst quarterly performance during this period:

3rd quarter 1997: up 8.30%

3rd quarter 1998: down 7.14%

The Fund's year-to-date total return as of March 31, 2000 was up 1.87%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston High Yield Index.

AVERAGE ANNUAL TOTAL RETURNS(3)

                                                                       First
                                                                       Boston
                             Class    Class     Class   Institutional   High
                              A(4)     B(5)     C(6)      Class(7)    Index(8)
                              ----     ----     ----      --------    --------
One year, ended
 December 31, 1999       %     1.07     0.53    4.38        9.55       3.28

Since inception of
 Classes A, B and C(9)   %    -0.18    -0.06    1.97        N/A        0.48 (10)

Since inception of
 Institutional Class(11) %      N/A     N/A      N/A        13.63      6.90

----------
(3) Class T shares did not have a full year's performance as of December 31, 1999.
(4)  Reflects deduction of a sales charge of 4.75%.
(5) Reflects deduction of a deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.
(6)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(7)  Institutional Class shares of the Fund are no longer offered.
(8) The First Boston High Yield Index is an unmanaged index that measures the performance of fixed income securities similar, but not identical, to those in the Fund's portfolio.
(9) Classes A, B and C commenced operations on March 27, 1998. Class T commenced operations on January 4, 2000.
(10) Index return is for period beginning March 31, 1998.
(11) Institutional Class shares of the Fund commenced operations on July 31, 1996.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim High Yield Fund II   51

------
Income
Funds
------
                                                       ADVISER
PILGRIM HIGH TOTAL RETURN FUND                         Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks high income and capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of any maturity of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. It may invest up to 50% of its assets in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the Fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25%, of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.

The Fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

In selecting equity securities, the portfolio managers use a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- The Fund's performance is significantly affected by changes in interest rates. The value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with longer durations. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Fund's high-yield and zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to more credit risk than many other income mutual funds, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating category and unrated bonds, and during periods of economic uncertainty or economic downturns.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high-yield securities may be less liquid than higher quality investments. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgement and may be more subjective than valuing securities using market quotes.

RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund may invest in midcap and smallcap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

52  Pilgrim High Total Return Fund

                                                  PILGRIM HIGH TOTAL RETURN FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                -8.57   21.17   15.70   11.44   -7.96   -13.23

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

3rd quarter 1997: up 7.40%

3rd quarter 1998: down 13.76%

The Fund's year-to-date total return as of March 31, 2000 was up 1.86%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                       Lehman
                                                                     High Yield
                                                                        Bond
                                 Class A(2)  Class B(3)   Class C(4)  Index(5)
                                 ----------  ----------   ----------  --------
One year, ended
 December 31, 1999            %    -17.28      -17.97       -14.80      2.39

Five years, ended
 December 31, 1999            %      3.51        3.47         3.83      9.31

Since inception of Class A(6) %      1.82         N/A          N/A      7.61 (7)

Since inception of Class B(6) %       N/A        0.83          N/A      7.24 (8)

Since inception of Class C(6) %       N/A         N/A         1.35      8.23 (9)

----------
(2)  Reflects deduction of sales charge of 4.75%.
(3) Reflects deduction of deferred sales charge of 5%, 2%, and 1%, respectively, for 1 year, 5 year, and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.
(6) Class A commenced operations on November 8, 1993. Classes B and C commenced operations on February 9, 1994 and March 21, 1994, respectively.
(7)  Index return is for period beginning November 1, 1993.
(8)  Index return is for period beginning February 1, 1994.
(9)  Index return is for period beginning April 1, 1994.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrim High Total Return Fund   53

------
Income
Funds
------
                                                       ADVISER
PILGRIM HIGH TOTAL RETURN FUND II                      Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks high income and capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. It may invest up to 50% of its assets in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the Fund invests in are lower-rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25%, of its assets in securities rated below Caa by Moody's or CCC by S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities, and mortgage-related or asset-backed debt securities.

The Fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments. In selecting equity securities, the portfolio managers use a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- The Fund's performance is significantly affected by changes in interest rates. The value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with longer maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. The value of the Fund's high yield and zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to more credit risk than many other income mutual funds, because it invests in high-yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true for bonds in the lowest rating catergories and unrated bonds, and during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. An unrated bond, a bond in the lowest rating catorgories, or a security whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

RISK OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

54  Pilgrim High Total Return Fund II

                                               PILGRIM HIGH TOTAL RETURN FUND II
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                -2.93   -13.86
----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

Best and worst quarterly performance during this period:

2nd quarter 1997: up 8.89%

4th quarter 1999: down 10.31%

The Fund's year-to-date total return as of March 31, 2000 was down 2.93%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Brothers High Yield Bond Index.

AVERAGE ANNUAL TOTAL RETURNS
                                                                       Lehman
                                                                      High Yield
                                                                        Bond
                             Class A(2)    Class B(3)    Class C(4)    Index(5)
                             ----------    ----------    ----------    --------
One year, ended
 December 31, 1999   %        -17.90        -18.37        -15.24         2.39

Since inception(6)   %         -1.77         -1.63         -0.75         5.37

----------
(2)  Reflects deduction of sales charge of 4.75%.
(3) Reflects deduction of deferred sales charge of 5% and 3%, respectively, for 1 year and since inception returns.
(4)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(5) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.
(6)  The Fund commenced operations on January 31, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                          Pilgrim High Total Return Fund II   55

------
Income
Funds
------
                                                       ADVISER
PILGRIM MONEY MARKET FUND                              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests all of its assets in Class A shares of the Primary Institutional Fund, a series of Reserve Institutional Trust, a registered open-end management investment company, rather than directly in a portfolio of securities. In turn, the Primary Institutional Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. This structure is different from that of other Pilgrim Funds and many other investment companies, which directly acquire and manage their own portfolio of securities.

The Primary Institutional Fund seeks to achieve its investment objective by investing in instruments issued by the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities"); high quality deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic, foreign banks and foreign branches of foreign banks, savings and loan associations and savings banks; other short-term instruments of similar quality; and instruments fully collateralized by such obligations. The dollar weighted average portfolio maturity of the Fund will not exceed 90 days.

The Primary Institutional Fund may invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation. The Primary Institutional Fund may also invest in obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars). Investment in foreign banks will be limited to those located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Primary Institutional Fund's investment adviser, are of comparable quality to the obligations of U.S. banks which may be purchased by the Primary Institutional Fund. The Primary Institutional Fund may also invest in municipal obligations, the interest on which is not exempt from federal income taxation.

The Primary Institutional Fund may also engage in repurchase agreements and periodically lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. Government or its agencies or instrumentalities (or any combination thereof). The value of the securities loaned cannot exceed 25% of the Primary Institutional Fund's total assets.

The Primary Institutional Fund may invest, without limitation, in U.S. Government Securities and in instruments secured or collateralized by U.S. Government Securities. The Primary Institutional Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven (7) days after notice and will not concentrate more than 25% of its total assets in securities of issuers in a single industry, except that it may invest more than 25% of its assets in bank obligations. In addition, the Primary Institutional Fund will not invest more than 5% of its assets in the securities of any single issuer (except U.S. Government Securities or repurchase agreements). The Primary Institutional Fund may borrow money for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets.

The Primary Institutional Fund uses the amortized cost method of valuation to help the Fund maintain a stable $1.00 share price. Of course, there is no guarantee that the Fund will be able to maintain a $1.00 share price.

Since the Fund invests substantially all of its assets in another investment company, the fund could be considered a feeder fund in an arrangement resembling a master/feeder structure.

Investment of the Fund's assets in the Class A shares of the Primary Institutional Fund is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment in the Primary Institutional Fund.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

The Fund is subject to the risks associated with investing in debt securities.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may be affected by these other risks by virtue of its investment in the Primary Institutional Fund:

CHANGES IN INTEREST RATES -- money market funds like the Fund are subject to less interest rate risk than other income funds because they invest in debt securities with a remaining maturity not greater than 397 days. Still, the value of the Fund's investment may fall when interest rates rise.

CREDIT RISK -- money market funds like the Fund are subject to less credit risk than other income funds because they invest in short-term debt securities of the highest quality. Still, the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.

U.S. GOVERNMENT SECURITIES -- some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government Securities may be subject to price declines in the securities due to changing interest rates. If an obligation, such as obligations issued by the Federal National Mortgage Association, the Student Loan Marketing Association, the Federal Home

56  Pilgrim Money Market Fund

                                                       PILGRIM MONEY MARKET FUND
--------------------------------------------------------------------------------
Loan Bank and the Federal Home Loan Mortgage Corporation is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the United States have less credit risk.

RISK OF CONCENTRATION IN BANKING OBLIGATIONS -- the risks of concentrating in investments in the banking industry include credit risk, interest rate risks, and regulatory risk (the impact of state or federal legislation and regulations).

Because the Fund invests all of its assets in another registered management investment, company, the Fund and its shareholders will bear the investment advisory fees and expenses of the Fund and the other registered management investment company in which it invests with the result that the Fund's expenses may be higher than those of other money market funds which invest directly in money market instruments. The Fund is also designed for investors who desire a short-term investment and may not be appropriate for those investors desiring a long-term investment.

--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

This Fund does not have a performance history because it was formed on July 1, 1999.


                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                  Pilgrim Money Market Fund   57

------------
Equity &
Income Funds
------------
                                                       ADVISER
PILGRIM BALANCED FUND                                  Pilgrim Investments, Inc.
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks a balance of long-term capital appreciation and current income.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund's adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge. The portfolio managers emphasize a value approach in equity selection, and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as "junk bonds") rated below investment grade (i.e., lower than the four-highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of its investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CHANGES IN INTEREST RATES -- the value of debt and equity securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

58  Pilgrim Balanced Fund

                                                           PILGRIM BALANCED FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                -6.29   23.43   16.39   20.50   23.35    8.48

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)  Prior to May 24, 1999, a different adviser managed the Fund.

Best and worst quarterly performance during this period:

3rd quarter 1997: up 14.44%.

2nd quarter 1994: down 5.93%

The Fund's year-to-date total return as of March 31, 2000 was up 0.71%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of broad measures of market performance -- the Standard & Poor's Barra Value Index, the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index and a composite index consisting of 60% S&P 500 Composite Stock Price Index and 40% Lehman Brothers
Government/Corporate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS(3)

                                                     S&P       Lehman      Lipper
                                                    Barra    Aggregate    Balanced
                           Class   Class   Class    Value       Bond        Fund     Composite
                           A(4)    B(5)    C(6)    Index(7)   Index(8)    Index(9)     Index
                           ----    ----    ----    --------   --------    --------     -----
One year, ended
 December 31, 1999    %     2.25    3.51    6.89     12.72    -0.82          8.98      11.77

Five years, ended
 December 31, 1999    %    16.91     N/A   17.53     20.57     7.73         16.33      20.15

Since inception of
 Class A and C(10)    %    13.37     N/A   13.67      8.66     6.00 (11)    12.85      15.48 (12)

Since inception
 of Class B(10)       %      N/A   16.42     N/A     20.64     6.10         15.15      18.52

----------
(3)  Class T did not have a full year's performance as of December 31, 1999.
(4)  Reflects deduction of sales charge of 5.75%.
(5) Reflects deduction of deferred sales charge of 5% and 2%, respectively, for 1 year and since inception returns.
(6)  Reflects deduction of a deferred sales charge of 1% for the 1 year return.
(7) The Standard and Poor's Barra Value Index is a capitalization-weighted index of all stocks in the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index") that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the Standard & Poor's Barra Value Index.
(8) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.
(9) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).
(10) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995. Class T commenced operations on January 4, 2000.
(11) Index return is for period beginning May 1, 1993.
(12) Index return is for period beginning April 30, 1993.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                      Pilgrim Balanced Fund   59

------------
Equity &
Income Funds
------------
                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM CONVERTIBLE FUND                               Capital Management
--------------------------------------------------------------------------------
OBJECTIVE
[GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.

The Fund normally invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in high yield debt or convertible securities (commonly known as "junk bonds") rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

In evaluating convertibles, the Fund's Sub-Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

INABILITY TO SELL SECURITIES -- convertible securities and lower rated debt and covertible securities may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

60  Pilgrim Convertible Fund

                                                        PILGRIM CONVERTIBLE FUND
--------------------------------------------------------------------------------
HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

 1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                -8.23   21.67   20.29   22.58   20.86   50.20

----------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

Best and worst quarterly performance during this period:

4th quarter 1999: up 34.59%

3rd quarter 1998: down 9.08%

The Fund's year-to-date total return as of March 31, 2000 was up 11.62%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                              First
                                                                              Boston
                                                                            Convertible
                                     Class A(3)   Class B(4)   Class C(5)    Index(6)
                                     ----------   ----------   ----------    --------
One year, ended
 December 31, 1999             %       41.54        44.19        48.20         42.28

Five years, ended
 December 31, 1999             %       25.14          N/A        25.81         20.08

Since inception of Classes A
 and C(7)                      %       20.33          N/A        20.60         15.60 (8)

Since inception of Class B(7)  %         N/A        26.67          N/A         19.24

----------
(3)  Reflects deduction of sales charge of 5.75%.
(4) Reflects deduction of deferred sales charge of 5% and 2% respectively for 1 year and since inception returns.
(5)  Reflects deduction of sales charge of 1% for the 1 year return.
(6) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.
(7) Classes A and C commenced operations on April 19, 1993. Class B commenced operations on May 31, 1995.
(8)  Index returns for period beginning April 30, 1993.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                   Pilgrim Convertible Fund   61

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the Pilgrim Funds.

(1)  Not all Funds offer Classes C and M. Please see page 69.
(2) Class T shares are available only for certain exchanges or reinvestment of dividends. Please see page 69.
(3)  Reduced for purchases Z of $50,000 and over. Please see page 70.

Fees You Pay Directly
                                               Class A     Class B    Class C(1)    Class M(1)    Class T(2)
                                               -------     -------    ----------    ----------    ----------
Maximum sales charge on your investment
 (as a % of offering price) %
Equity Funds and Equity & Income Funds         5.75(3)      none        none        3.50(3)         none
Income Funds (except Money Market)             4.75(3)      none        none        3.25(3)         none
Money Market Fund                              none         none        none         N/A             N/A

Maximum deferred sales charge (as a % of
 purchase or sales price, whichever is less)
Equity Funds and Equity & Income Funds         none(4)     5.00(5)     1.00(6)       none           4.00(7)
Income Funds (including Money Market)          none(4)     5.00(5)     1.00(6)       none           4.00(7)

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS A

                                                   Distribution                Total
                                                    and Service                 Fund      Fee Waiver
                                      Management    (12b-1)         Other     Operating       by         Net
 Fund                                    Fee          Fees       Expenses(2)   Expenses   Adviser(3)   Expenses
 ----                                    ---          ----       -----------   --------   ----------   --------
MagnaCap                         %       0.71         0.30          0.34        1.35            --        1.35
LargeCap Leaders                 %       1.00         0.25          0.73        1.98         -0.23        1.75
Research Enhanced Index          %       0.70         0.30          0.56        1.56            --        1.56
Growth Opportunities             %       0.75         0.30          0.34        1.39            --        1.39
LargeCap Growth                  %       0.75         0.35          0.25        1.35            --        1.35
MidCap Value                     %       1.00         0.25          0.54        1.79         -0.04        1.75
MidCap Opportunities             %       1.00         0.30          0.44        1.74            --        1.74
MidCap Growth                    %       0.75         0.35          0.25        1.35            --        1.35
Growth + Value                   %       1.00         0.30          0.39        1.69            --        1.69
SmallCap Opportunities           %       0.75         0.30          0.38        1.43            --        1.43
SmallCap Growth                  %       1.00         0.35          0.24        1.59            --        1.59
Bank and Thrift                  %       0.72         0.25          0.42        1.39            --        1.39
Worldwide Growth                 %       1.00         0.35          0.30        1.65            --        1.65
International Value              %       1.00         0.30          0.38        1.68            --        1.68
International Core Growth        %       1.00         0.35          0.38        1.73            --        1.73
International SmallCap Growth    %       1.00         0.35          0.42        1.77            --        1.77
Emerging Markets Value           %       1.00         0.30          0.91        2.21            --        2.21
Emerging Countries               %       1.25         0.35          0.93        2.53         -0.53        2.00
Asia-Pacific Equity              %       1.25         0.25          1.48        2.98         -0.98        2.00
Government Securities Income(6)  %       0.50         0.25          0.65        1.40            --        1.40
Strategic Income                 %       0.45         0.35          0.67        1.47         -0.52        0.95
High Yield                       %       0.60         0.25          0.27        1.12         -0.02        1.10
High Yield II(6)                 %       0.60         0.35          0.32        1.27         -0.17        1.10
High Total Return                %       0.71         0.30          0.33        1.34            --        1.34
High Total Return II             %       0.75         0.30          0.35        1.40            --        1.40
Money Market                     %       0.25         0.25          0.75        1.25            --        1.25
Balanced(6)                      %       0.75         0.35          0.51        1.61         -0.26        1.35
Convertible                      %       0.75         0.35          0.23        1.33            --        1.33

62   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------
OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS B

                                                     Distribution                   Total
                                                     and Service                    Fund      Fee Waiver
                                        Management     (12b-1)         Other      Operating       by         Net
 Fund                                      Fee           Fees       Expenses(2)   Expenses    Adviser(3)   Expenses
 ----                                      ---           ----       -----------   --------    ----------   --------
MagnaCap                            %      0.71          1.00          0.34         2.05           --       2.05
LargeCap Leaders                    %      1.00          1.00          0.73         2.73        -0.23       2.50
Research Enhanced Index             %      0.70          1.00          0.59         2.29           --       2.29
Growth Opportunities                %      0.75          1.00          0.35         2.10           --       2.10
LargeCap Growth                     %      0.75          1.00          0.25         2.00           --       2.00
MidCap Value                        %      1.00          1.00          0.54         2.54        -0.04       2.50
MidCap Opportunities                %      1.00          1.00          0.40         2.40           --       2.40
MidCap Growth                       %      0.75          1.00          0.25         2.00           --       2.00
Growth + Value                      %      1.00          1.00          0.39         2.39           --       2.39
SmallCap Opportunities              %      0.75          1.00          0.40         2.15           --       2.15
SmallCap Growth                     %      1.00          1.00          0.24         2.24           --       2.24
Bank and Thrift                     %      0.72          1.00          0.42         2.14           --       2.14
Worldwide Growth                    %      1.00          1.00          0.30         2.30           --       2.30
International Value                 %      1.00          1.00          0.41         2.41           --       2.41
International Core Growth           %      1.00          1.00          0.38         2.38           --       2.38
International SmallCap Growth       %      1.00          1.00          0.42         2.42           --       2.42
Emerging Markets Value              %      1.00          1.00          0.93         2.93           --       2.93
Emerging Countries                  %      1.25          1.00          0.93         3.18        -0.53       2.65
Asia-Pacific Equity                 %      1.25          1.00          1.48         3.73        -0.98       2.75
Government Securities Income(6)     %      0.50          1.00          0.65         2.15           --       2.15
Strategic Income                    %      0.45          0.75          0.67         1.87        -0.52       1.35
High Yield                          %      0.60          1.00          0.27         1.87        -0.02       1.85
High Yield II(6)                    %      0.60          1.00          0.32         1.92        -0.17       1.75
High Total Return                   %      0.71          1.00          0.35         2.06           --       2.06
High Total Return II                %      0.75          1.00          0.36         2.11           --       2.11
Money Market                        %      0.25          1.00          0.75         2.00           --       2.00
Balanced(6)                         %      0.75          1.00          0.51         2.26        -0.26       2.00
Convertible                         %      0.75          1.00          0.23         1.98           --       1.98

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest   63

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------
OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS C(4)

                                                      Distribution                   Total
                                                       and Service                   Fund      Fee Waiver
                                         Management     (12b-1)         Other      Operating       by         Net
Fund                                        Fee           Fees       Expenses(2)    Expenses   Adviser(3)   Expenses
----                                        ---           ----       -----------    --------   ----------   --------
MagnaCap                           %        0.71          1.00          0.34         2.05            --        2.05
LargeCap Leaders                   %        1.00          1.00          0.73         2.73         -0.23        2.50
Research Enhanced Index            %        0.70          1.00          0.57         2.27            --        2.27
Growth Opportunities               %        0.75          1.00          0.35         2.10            --        2.10
LargeCap Growth                    %        0.75          1.00          0.25         2.00            --        2.00
MidCap Value                       %        1.00          1.00          0.54         2.54         -0.04        2.50
MidCap Opportunities               %        1.00          1.00          0.36         2.36            --        2.36
MidCap Growth                      %        0.75          1.00          0.25         2.00            --        2.00
Growth + Value                     %        1.00          1.00          0.40         2.40            --        2.40
SmallCap Opportunities             %        0.75          1.00          0.43         2.18            --        2.18
SmallCap Growth                    %        1.00          1.00          0.24         2.24            --        2.24
Worldwide Growth                   %        1.00          1.00          0.30         2.30            --        2.30
International Value                %        1.00          1.00          0.41         2.41            --        2.41
International Core Growth          %        1.00          1.00          0.38         2.38            --        2.38
International SmallCap Growth      %        1.00          1.00          0.42         2.42            --        2.42
Emerging Markets Value             %        1.00          1.00          0.91         2.91            --        2.91
Emerging Countries                 %        1.25          1.00          0.93         3.18         -0.53        2.65
Government Securities Income(6)    %        0.50          1.00          0.65         2.15            --        2.15
Strategic Income                   %        0.45          0.75          0.67         1.87         -0.52        1.35
High Yield                         %        0.60          1.00          0.27         1.87         -0.02        1.85
High Yield II(6)                   %        0.60          1.00          0.32         1.92         -0.17        1.75
High Total Return                  %        0.71          1.00          0.36         2.07            --        2.07
High Total Return II               %        0.75          1.00          0.37         2.12            --        2.12
Money Market                       %        0.25          1.00          0.75         2.00            --        2.00
Balanced(6)                        %        0.75          1.00          0.51         2.26         -0.26        2.00
Convertible                        %        0.75          1.00          0.23         1.98            --        1.98

CLASS M
                                                     Distribution                   Total
                                                      and Service                   Fund      Fee Waiver
                                        Management     (12b-1)         Other      Operating       by         Net
 Fund                                      Fee           Fees       Expenses(2)    Expenses   Adviser(3)   Expenses
 ----                                      ---           ----       -----------    --------   ----------   --------
MagnaCap                          %        0.71          0.75          0.34         1.80            --       1.80
LargeCap Leaders                  %        1.00          0.75          0.73         2.48         -0.23       2.25
MidCap Value                      %        1.00          0.75          0.54         2.29         -0.04       2.25
Asia-Pacific Equity               %        1.25          0.75          1.48         3.48         -0.98       2.50
Government Securities Income(6)   %        0.50          0.75          0.65         1.90            --       1.90
High Yield                        %        0.60          0.75          0.27         1.62         -0.02       1.60

64   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------
OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS T(5)

                                                    Distribution                   Total
                                                    and Service                    Fund      Fee Waiver
                                       Management     (12b-1)         Other      Operating       by         Net
 Fund                                     Fee           Fees       Expenses(2)   Expenses    Adviser(3)   Expenses
 ----                                     ---           ----       -----------   --------    ----------   --------
Growth Opportunities               %      0.75          0.95          0.33         2.03           --        2.03
SmallCap Opportunities             %      0.75          0.95          0.36         2.06           --        2.06
Government Securities Income(6)    %      0.50          0.65          0.65         1.80           --        1.80
High Yield II(6)                   %      0.60          0.65          0.32         1.57        -0.17        1.40
Balanced(6)                        %      0.75          0.75          0.51         2.01        -0.26        1.75

(1) These tables show the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimates are based on each Fund's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed.
(2) For the LargeCap Growth, MidCap Growth, SmallCap Growth, Worldwide Growth, International Core Growth, International SmallCap Growth, Emerging Countries, Strategic Income, High Yield II, Balanced and Convertible Funds, other expenses have been restated to reflect the elimination of certain administrative fees effective May 24, 1999.
(3) Pilgrim Investments has entered into expense limitation agreements with each Fund except MagnaCap, Bank and Thrift, Government Securities Income, Research Enhanced Index, Growth Opportunities, MidCap Opportunities, Growth + Value, SmallCap Opportunities, International Value, Emerging Markets Value, High Total Return, and High Total Return II under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by Pilgrim Investments is shown under the heading "Fee Waiver by Adviser". For each Fund except Government Securities Income Fund, the expense limit will continue through at least October 31, 2001. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for Funds which it serves as sub-adviser. Pilgrim Investments has separately agreed to reimburse Government Securities Income Fund to the extent that total Fund operating expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and distribution fees in excess of 0.25%, exceed 1.50% of the Fund's average daily net asset on the first $40 million in net assets and 1% of average daily net assets in excess of $40 million. The expense limit for Government Securities Income Fund will terminate only with termination of the advisory contract with Pilgrim Investments.
(4) Because Class C shares are new for the MagnaCap, LargeCap Leaders, MidCap Value, Government Securities Income and High Yield Funds, their expenses are estimated based on Class B expenses.
(5) Because Class T shares are new for Government Securities Income, High Yield II, and Balanced Funds, their expenses are estimated based on Class A expenses.
(6) Effective April 1, 2000, certain Pilgrim Funds merged with High Yield II, Balanced and Government Securities Income Funds. It is expected that as a result of the mergers, operating expenses for High Yield II, Balanced and Government Securities Income Funds will be lower than the operating expenses prior to the mergers.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest   65

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------
Examples

The examples that follow are intended to help you compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS A

Fund                                    1 year   3 years    5 years    10 years
----                                    ------   -------    -------    --------
MagnaCap                            $     705        978      1,272      2,105
LargeCap Leaders                    $     743      1,118      1,540      2,713
Research Enhanced Index             $     725      1,039      1,376      2,325
Growth Opportunities                $     709        990      1,292      2,148
LargeCap Growth                     $     705        978      1,272      2,105
MidCap Value                        $     743      1,098      1,482      2,553
MidCap Opportunities                $     742      1,091      1,464      2,509
MidCap Growth                       $     705        978      1,272      2,105
Growth + Value                      $     737      1,077      1,440      2,458
SmallCap Opportunities              $     712      1,001      1,312      2,190
SmallCap Growth                     $     727      1,048      1,391      2,356
Bank and Thrift                     $     708        990      1,292      2,148
Worldwide Growth                    $     733      1,065      1,420      2,417
International Value                 $     736      1,074      1,435      2,448
International Core Growth           $     741      1,089      1,460      2,499
International SmallCap Growth       $     745      1,100      1,479      2,539
Emerging Markets Value              $     786      1,226      1,692      2,973
Emerging Countries                  $     766      1,219      1,751      3,198
Asia-Pacific Equity                 $     766      1,264      1,885      3,549
Government Securities Income        $     611        897      1,204      2,075
Strategic Income                    $     567        818      1,143      2,061
High Yield                          $     582        810      1,059      1,770
High Yield II                       $     582        826      1,107      1,907
High Total Return                   $     605        879      1,174      2,011
High Total Return II                $     611        897      1,204      2,075
Money Market                        $     127        397        686      1,511
Balanced                            $     705      1,005      1,353      2,334
Convertible                         $     703        972      1,262      2,084

66   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------
Examples

CLASS B

                                             If you sell your shares              If you don't sell your shares
                                      -------------------------------------   -------------------------------------
Fund                                  1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                                  ------   -------   -------   --------   ------   -------   -------   --------
MagnaCap                         $      708       943     1,303      2,200      208       643     1,103      2,200
LargeCap Leaders                 $      753     1,103     1,603      2,845      253       803     1,403      2,845
Research Enhanced Index          $      732     1,015     1,425      2,443      232       715     1,225      2,443
Growth Opportunities             $      713       958     1,329      2,250      213       658     1,129      2,250
LargeCap Growth                  $      703       927     1,278      2,160      203       627     1,078      2,160
MidCap Value                     $      753     1,083     1,543      2,686      253       783     1,343      2,686
MidCap Opportunities             $      743     1,048     1,480      2,573      243       748     1,280      2,573
MidCap Growth                    $      703       927     1,278      2,160      203       627     1,078      2,160
Growth + Value                   $      742     1,045     1,475      2,553      242       745     1,275      2,553
SmallCap Opportunities           $      718       973     1,354      2,300      218       673     1,154      2,300
SmallCap Growth                  $      727     1,000     1,400      2,411      227       700     1,200      2,411
Bank and Thrift                  $      717       970     1,349      2,282      217       670     1,149      2,282
Worldwide Growth                 $      733     1,018     1,430      2,473      233       718     1,230      2,473
International Value              $      744     1,051     1,485      2,566      244       751     1,285      2,566
International Core Growth        $      741     1,042     1,470      2,555      241       742     1,270      2,555
International SmallCap Growth    $      745     1,055     1,491      2,596      245       755     1,291      2,596
Emerging Markets Value           $      796     1,207     1,743      3,082      296       907     1,543      3,082
Emerging Countries               $      768     1,179     1,769      3,259      268       879     1,569      3,259
Asia-Pacific Equity              $      778     1,255     1,955      3,679      278       955     1,755      3,679
Government Securities Income     $      718       973     1,354      2,292      218       673     1,154      2,292
Strategic Income                 $      637       784     1,111      1,998      137       484       911      1,998
High Yield                       $      688       884     1,207      1,991      188       584     1,007      1,991
High Yield II                    $      678       869     1,204      2,046      178       569     1,004      2,046
High Total Return                $      709       946     1,308      2,205      209       646     1,108      2,205
High Total Return II             $      714       961     1,334      2,260      214       661     1,134      2,260
Money Market                     $      703       927     1,278      2,134      203       627     1,078      2,134
Balanced                         $      703       955     1,361      2,389      203       655     1,161      2,389
Convertible                      $      701       921     1,268      2,139      201       621     1,068      2,139

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     What You Pay to Invest   67

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------
Examples

CLASS C

                                           If you sell your shares              If you don't sell your shares
                                    -------------------------------------   -------------------------------------
Fund                                1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                                ------   -------   -------   --------   ------   -------   -------   --------
MagnaCap                         $    308       643      1,103     2,379      208       643      1,103     2,379
LargeCap Leaders                 $    353       803      1,403     3,026      253       803      1,403     3,026
Research Enhanced Index          $    330       709      1,215     2,605      230       709      1,215     2,605
Growth Opportunities             $    313       658      1,129     2,431      213       658      1,129     2,431
LargeCap Growth                  $    303       627      1,078     2,327      203       627      1,078     2,327
MidCap Value                     $    353       783      1,343     2,869      253       783      1,343     2,869
MidCap Opportunities             $    339       736      1,260     2,696      239       736      1,260     2,696
MidCap Growth                    $    303       627      1,078     2,327      203       627      1,078     2,327
Growth + Value                   $    343       748      1,280     2,736      243       748      1,280     2,736
SmallCap Opportunities           $    321       682      1,169     2,513      221       682      1,169     2,513
SmallCap Growth                  $    327       700      1,200     2,575      227       700      1,200     2,575
Worldwide Growth                 $    333       718      1,230     2,636      233       718      1,230     2,636
International Value              $    344       751      1,285     2,746      244       751      1,285     2,746
International Core Growth        $    341       742      1,270     2,716      241       742      1,270     2,716
International SmallCap Growth    $    345       755      1,291     2,756      245       755      1,291     2,756
Emerging Markets Value           $    394       901      1,533     3,233      294       901      1,533     3,233
Emerging Countries               $    368       879      1,569     3,409      268       879      1,569     3,409
Government Securities Income     $    318       673      1,154     2,483      218       673      1,154     2,483
Strategic Income                 $    237       484        911     2,103      137       484        911     2,103
High Yield                       $    288       584      1,007     2,187      188       584      1,007     2,187
High Yield II                    $    278       569      1,004     2,215      178       569      1,004     2,215
High Total Return                $    310       649      1,114     2,400      210       649      1,114     2,400
High Total Return II             $    315       664      1,139     2,452      215       664      1,139     2,452
Money Market                     $    303       627      1,078     2,327      203       627      1,078     2,327
Balanced                         $    303       655      1,161     2,554      203       655      1,161     2,554
Convertible                      $    301       621      1,068     2,306      201       621      1,068     2,306

CLASS M

Fund                                   1 year     3 years     5 years     10 years
----                                   ------     -------     -------     --------
MagnaCap                          $      526           897      1,291       2,392
LargeCap Leaders                  $      570         1,052      1,583       3,033
MidCap Value                      $      570         1,033      1,525       2,878
Asia-Pacific Equity               $      594         1,200      1,927       3,845
Government Securities Income      $      512           903      1,318       2,475
High Yield                        $      482           816      1,174       2,181

CLASS T
                                          If you sell your shares              If you don't sell your shares
                                   -------------------------------------   -------------------------------------
Fund                               1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
----                               ------   -------   -------   --------   ------   -------   -------   --------
Growth Opportunities            $    606       837      1,093     2,194      206       637      1,093     2,194
SmallCap Opportunities          $    609       846      1,108     2,228      209       646      1,108     2,228
Government Securities Income    $    583       766        975     2,011      183       566        975     2,011
High Yield II                   $    543       662        822     1,757      143       462        822     1,757
Balanced                        $    578       779      1,034     2,192      178       579      1,034     2,192

68   What You Pay to Invest

                                                                     SHAREHOLDER
CHOOSING A SHARE CLASS                                                     GUIDE
--------------------------------------------------------------------------------
PILGRIM PURCHASE OPTIONSTM

Depending upon the Fund, you may select from up to four separate classes of shares: Class A, Class B, Class C and Class M.

CLASS A

* Front-end sales charge, as described on the next page (except for Money Market Fund).
*    Distribution and service (12b-1) fees of 0.25% to 0.35%.

CLASS B

*    No front-end sales charge; all your money goes to work for you right away.
*    Distribution and service (12b-1) fees of 1% (0.75% for Strategic Income
     Fund).
*    A contingent deferred sales charge, as described on the next page.
* Automatic conversion to Class A shares after eight years, thus reducing future annual expenses. Class B shares acquired initially through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.

CLASS C

*    No front-end sales charge; all your money goes to work for you right away.
*    Distribution and service (12b-1) fees of 1% (0.75% for Strategic Income
     Fund).
* A 1% contingent deferred sales charge on shares sold within one year of purchase.
* No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.
*    Not offered by Bank and Thrift Fund and Asia-Pacific Equity Fund.

CLASS M

*    Lower front-end sales charge than Class A, as described on the next page.
*    Distribution and service (12b-1) fees of 0.75%.
* No automatic conversion to Class A shares, so annual expenses continue at the Class M level throughout the life of your investment.
* Offered only by MagnaCap Fund, LargeCap Leaders Fund, MidCap Value Fund, Asia-Pacific Equity Fund, Government Securities Income Fund and High Yield Fund.

CLASS T

* No longer available for purchase, unless you are investing income earned on Class T shares or exchanging Class T Shares of another Fund.
*    Distribution and service (12b-1) fees of 0.65 to 1% (varies by fund).
*    A contingent deferred sales charge, as described in this section.
* Automatic conversion to Class A shares after 8 years, thus reducing future annual expenses.
* Offered only by Growth Opportunities, SmallCap Opportunities, Government Securities Income, High Yield II, and Balanced.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A or Class M shares. Orders for Class B shares and Class M shares in excess of $250,000 and $1,000,000, respectively, will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                           Shareholder Guide  69

SHAREHOLDER
GUIDE                                                     CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------
SALES CHARGE CALCULATION

CLASS A

Class A shares of the Funds are sold subject to the following sales charge:

                              Equity Funds and
                           Equity & Income Funds           Income Funds
                         -------------------------   ------------------------
                           As a %                     As a %
                           of the       As a % of     of the       As a % of
                          offering         net       offering         net
Your Investment            price       asset value     price      asset value
---------------            -----       -----------     -----      -----------
Less than $50,000           5.75          6.10         4.75          4.99
$50,000 - $99,999           4.50          4.71         4.50          4.71
$100,000 - $249,999         3.50          3.63         3.50          3.63
$250,000 - $499,999         2.50          2.56         2.50          2.56
$500,000 - $1,000,000       2.00          2.04         2.00          2.04
$1,000,000 and over       See below                  See below

MONEY MARKET FUND. There is no sales charge if you purchase Class A shares of Money Market Fund. However, if the Class A shares are exchanged for shares of another Pilgrim Fund, you will be charged the applicable sales load for that fund upon the exchange.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                                  Period during which
     Your investment                     CDSC        CDSC applies
     ---------------                     ----        ------------
 $1,000,000 to $2,499,999               1.00%          2 years
 $2,500,000 to $4,999,999               0.50%          1 year
 $5,000,000 and over                    0.25%          1 year

However, Class A shares that were purchased in an amount of $1 million or more through Funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will be subject to a contingent deferred sales charge of 1% within one year from the date of purchase.

Class A shares that were purchased in an amount of $1 million or more through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge period of 18 months from the date of purchase. See the SAI for further information.

CLASS B, CLASS C AND CLASS T

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE (1)

                                              CDSC on shares
Years after purchase                            being sold
--------------------                            ----------
   1st year                                         5%
   2nd year                                         4%
   3rd year                                         3%
   4th year                                         3%
   5th year                                         2%
   6th year                                         1%
   After 6th year                                  none

(1) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different contingent deferred sales charge. Please see the SAI for further information.

CLASS C DEFERRED SALES CHARGE

                                              CDSC on shares
Years after purchase                            being sold
--------------------                            ----------
 1st year                                           1%
 After 1st year                                    none

CLASS T DEFERRED SALES CHARGE

                                              CDSC on shares
Years after purchase                            being sold
--------------------                            ----------
 1st year                                           4%
 2nd year                                           3%
 3rd year                                           2%
 4th year                                           1%
 After 4th year                                    none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Funds will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

CLASS M

Class M shares of the Funds are sold subject to the following sales charge.

                             MagnaCap,
                         LargeCap Leaders,          Government
                           MidCap Value,            Securities
                               and                 Income and
                           Asia-Pacific             High Yield
                           Equity Funds               Funds
                       --------------------    -------------------
                        As a %      As a %      As a %      As a %
                        of the      of net      of the      of net
                       offering      asset     offering      asset
Your investment         price        value      price        value
---------------         -----        -----      -----        -----
 Less than $50,000      3.50%        3.63%      3.25%        3.36%
 $50,000 - $99,999      2.50%        2.56%      2.25%        2.30%
 $100,000 - $249,999    1.50%        1.52%      1.50%        1.52%
 $250,000 - $499,999    1.00%        1.01%      1.00%        1.01%
 $500,000 and over      none          none      none         none

70  Shareholder Guide

                                                                     SHAREHOLDER
CHOOSING A SHARE CLASS                                                     GUIDE
--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A or Class M shares of the funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end Pilgrim Fund (excluding the Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

COMBINATION PRIVILEGE -- shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A or Class M shares for a reduced sales charge.

See the Account Application or the Statement of Additional Information for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

* redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

* for Class B Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

* mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

* If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

REINSTATEMENT PRIVILEGE. If you sell Class B, Class C or Class T shares of a Pilgrim Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B, Class C and Class T shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

SALES CHARGE WAIVERS. Class A or Class M shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the Statement of Additional Information.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                           Shareholder Guide  71

SHAREHOLDER
GUIDE                                                     HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
The minimum initial investment amounts for the Pilgrim Funds are as follows:

*    Non-retirement accounts: $1,000

*    Retirement accounts: $250

* Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. The Pilgrim Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000.00 ($250.00 for IRA's).

RETIREMENT PLANS

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. Investors Fiduciary Trust Company (IFTC) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. IFTC currently receives a $12 custodial fee annually for the maintenance of such accounts.

                       Initial                   Additional
   Method              Investment                Investment
   ------              ----------                ----------
By Contacting          An investment
Your                   professional with an
Investment             authorized firm
Professional           can help you establish
                       and maintain your
                       account.

By Mail                Visit or consult an       Visit or consult an
                       investment                investment professional. Fill
                       professional. Make        out the Account Additions
                       your check payable to     form included on the bottom of
                       the Pilgrim Funds and     your account statement along
                       mail it, along with a     with your check payable to the
                       completed Application.    Fund and mail them to the
                       Please indicate your      address on the account
                       investment professional   statement. Remember to write
                       on the New Account        your account number on the
                       Application               check.

By Wire                Call the Pilgrim          Wire the funds in the
                       Operations Department     same manner described
                       at (800) 336-3436 to      under "Initial
                       obtain an account         Investment."
                       number and indicate
                       your investment
                       professional on the
                       account.

                       Instruct your bank to
                       wire funds to the Fund
                       in the care of:

                       State Street Bank and
                       Trust -- Kansas City
                       ABA #101003621
                       Kansas City, MO
                       credit to: ____________
                       (the Fund)
                       A/C #751-8315; for
                       further credit
                       to: _______________
                       Shareholder
                       A/C # _____________
                       (A/C # ____________
                       you received over the
                       telephone)
                       Shareholder Name:

                       ---------------------
                       (Your Name Here)

                       After wiring funds you
                       must complete the
                       Account Application and
                       send it to:

                       Pilgrim Funds
                       P.O. Box 219368
                       Kansas City, MO
                       64121-6368

72  Shareholder Guide

                                                                     SHAREHOLDER
HOW TO REDEEM SHARES                                                       GUIDE
--------------------------------------------------------------------------------
You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

* Your account must have a current value of at least $10,000.

* Minimum withdrawal amount is $100.

* You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the Statement of Additional Information.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

          Method                              Procedures
          ------                              ----------
By Contacting Your        You may redeem by contacting your investment
Investment Professional   professional. Investment professionals may charge
                          for their services in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:
                          Pilgrim Funds
                          P.O. Box 219368
                           Kansas City, MO 64121-6368

                          If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --           You may redeem shares by telephone on all accounts
Expedited Redemption      other than retirement accounts, unless you check the
                          box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing
                          Agent at (800) 992-0180.

                          RECEIVING PROCEEDS BY CHECK:
                          You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

                          RECEIVING PROCEEDS BY WIRE:
                          You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                           Shareholder Guide  73

SHAREHOLDER
GUIDE                                                       TRANSACTION POLICIES
--------------------------------------------------------------------------------
NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

Money Market Fund. The Money Market Fund tries to maintain a stable NAV of $1.00 per share. Because the Primary Institutional Fund uses the amortized cost method of valuing the securities held by it and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the Primary Institutional Fund will remain constant at $1.00 per share. However, the Money Market Fund makes no assurance that either it or the Primary Institutional Fund can maintain a $1.00 net asset value per share.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of a Fund for shares of the same class of any other Pilgrim Fund, without paying any additional sales charge, except that Class A shares of the Money Market Fund for which no sales charge was paid must pay the applicable sales load on an exchange into Class A shares of another Fund. In addition, Class T shares of any Fund may be exchanged for Class B shares of the Money Market Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of a Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a short-term trading vehicle. The adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

74  Shareholder Guide

                                                                     SHAREHOLDER
TRANSACTION POLICIES                                                       GUIDE
--------------------------------------------------------------------------------
You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                           Shareholder Guide  75

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------
Pilgrim Investments, Inc. ("Pilgrim" or "Pilgrim Investments") serves as the investment adviser to each of the Funds. Pilgrim has overall responsibility for the management of the Funds. Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, Pilgrim is registered as an investment adviser. Pilgrim is an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar") (NYSE: RLR). Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products, and personal finance education.

Prior to April 30, 2000, Pilgrim Advisors, Inc. ("Pilgrim Advisors") served as investment adviser to certain of the Funds. On April 30, 2000, Pilgrim Advisors, an indirect wholly-owned subsidiary of ReliaStar, merged with Pilgrim Investments. Pilgrim Advisors and Pilgrim Investments were sister companies and shared certain resources and investment personnel.

As of February 29, 2000, Pilgrim and Pilgrim Advisors together managed over $16.6 billion in assets.

Pilgrim's principal address is 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004.

Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

                                           Advisory
Fund                                         Fee
----                                         ---
MagnaCap                                     0.71%
LargeCap Leaders                             1.00
Research Enhanced Index                      0.70
Growth Opportunities                         0.75
LargeCap Growth                              0.75
MidCap Value                                 1.00
MidCap Opportunities                         1.00
MidCap Growth                                0.75
Growth + Value                               1.00
SmallCap Opportunities                       0.75
SmallCap Growth                              1.00
Bank and Thrift                              0.72
Worldwide Growth                             1.00
International Value                          1.00
International Core Growth                    1.00
International SmallCap Growth                1.00
Emerging Markets Value                       1.00
Emerging Countries                           1.25
Asia-Pacific Equity                          1.25
Government Securities Income                 0.50
Strategic Income                             0.45
High Yield                                   0.60
High Yield II                                0.60
High Total Return                            0.71
High Total Return II                         0.75
Money Market                                 0.25
Balanced                                     0.75
Convertible                                  0.75

PILGRIM DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:

GROWTH OPPORTUNITIES FUND, MIDCAP
OPPORTUNITIES FUND AND MIDCAP GROWTH FUND.

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, MidCap Opportunities Fund and MidCap Growth Fund.

Mary Lisanti has co-managed the Pilgrim MidCap Opportunities Fund since the Fund was formed in August 1998, managed or co-managed the Pilgrim Growth Opportunities Fund since August 1998 and co-managed the Pilgrim MidCap Growth Fund since April, 2000. She joined Pilgrim in May 1998.

Ms. Lisanti has over 20 years of experience in small and mid-cap investments. Before joining Pilgrim, Ms. Lisanti was a Portfolio Manager at Strong Capital Management where she managed the Strong Small Cap Fund and co-managed the Strong Mid Cap Fund. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small and Mid-Capitalization Equity Strategies at Bankers Trust Corp. where she managed the BT Small Cap Fund and the BT Capital Appreciation Fund. Prior to Bankers Trust, Ms. Lisanti was a Portfolio Manager with the Evergreen Funds. She began her career as an Analyst specializing in emerging growth stocks with Donaldson, Lufkin & Jenrette and Shearson Lehman Hutton, and was ranked the number one Institutional Investor Emerging Growth Stock Analyst in 1989. She is a Chartered Financial Analyst, and a Member of the New York Society of Security Analysts and the Financial Analyst Federation.

76  Management of the Funds

ADVISER                                                  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
Jeffrey Bernstein has co-managed the Pilgrim MidCap Opportunities Fund since the Fund was formed in August 1998 and has co-managed the Pilgrim Growth Opportunities Fund since January 2000. He joined Pilgrim in May 1998.

Mr. Bernstein has over 10 years of experience in small and mid-cap investments. Before joining Pilgrim, Mr. Bernstein was a Portfolio Manager at Strong Capital Management where he co-managed the Strong Mid Cap Fund. From November 1995 to February 1997, Mr. Bernstein was a Portfolio Manager with Berkeley Capital. From September 1993 to November 1995, Mr. Bernstein was an Assistant Portfolio Manager at Bankers Trust Corp. Prior to Bankers Trust, Mr. Bernstein was an Analyst for Cowen
& Co.

SMALLCAP OPPORTUNITIES FUND AND SMALLCAP GROWTH FUND

Mary Lisanti, whose background is described above, has served as a manager of the SmallCap Opportunities Fund since July 1998 and SmallCap Growth Fund since April 2000.

HIGH TOTAL RETURN FUND AND HIGH TOTAL RETURN FUND II

Kevin Mathews has served as Senior Portfolio Manager of High Total Return II and High Total Return since November 1999.

Mr. Mathews has over 16 years of experience in the management of high-yield fixed income investments. Mr. Mathews serves as a Senior Vice President and Senior Portfolio Manager of Pilgrim. Prior to joining Pilgrim, Mr. Mathews was a Vice President and Senior Portfolio Manager of Van Kampen American Capital.

Charles Ullerich has served as co-manager of High Total Return II and High Total Return since December 1999.

Mr. Ullerich has approximately nine years of experience in the management of fixed-income investments. Mr. Ullerich serves as a Vice President and Portfolio Manager of Pilgrim. Prior to joining Pilgrim, Mr. Ullerich was Vice President of Treasury Services for First Liberty Bank of Macon, Georgia since 1991, where he was Portfolio Manager for a mortgage and treasury securities portfolio.

MAGNACAP FUND

This Fund is managed by a team led by Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager for Pilgrim. Mr. Kornblue has served as a Portfolio Manager of MagnaCap Fund since 1989. The other individuals on the team are G. David Underwood and Robert M. Kloss.

LARGECAP LEADERS AND MIDCAP VALUE FUND

The LargeCap Leaders and MidCap Value Funds are managed by a team led by G. David Underwood, Senior Vice President and Senior Portfolio Manager for Pilgrim. Mr. Underwood is the Lead Portfolio Manager of LargeCap Leaders Fund. Prior to joining Pilgrim in December, 1996, Mr. Underwood served as Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager. The other individual on the team is Robert M. Kloss.

BANK AND THRIFT FUND

Carl Dorf, Senior Vice President and Senior Portfolio Manager of Bank and Thrift Fund has been managing the Fund's portfolio since January 1991, when he joined Pilgrim's predecessor. Mr. Dorf is also a Senior Vice President of Pilgrim.

STRATEGIC INCOME FUND

The following individuals share responsibility for the day-to-day management of the Strategic Income Fund:

Robert K. Kinsey, Vice President of Pilgrim, has served as a Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Kinsey manages Strategic Income Fund's assets that are invested in assets other than high yield debt securities. Prior to joining Pilgrim, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995,
Mr.  Kinsey  was  a  Principal  and  Portfolio  Manager  for  Harris  Investment
Management.

Kevin G. Mathews, Senior Vice President and Senior Portfolio Manager of Pilgrim, has served as a Senior Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Mathews manages Strategic Income Fund's assets that are invested in high yield debt securities. Mr. Mathews has served as Portfolio Manager of High Yield Fund since June 1995, and also served as Portfolio Manager of Government Securities Income Fund from June 1995 through September 1996.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                    Management of the Funds   77

MANAGEMENT OF THE FUNDS                                                  ADVISER
--------------------------------------------------------------------------------
Charles Ullerich, whose background is described above, has served as a Co-Portfolio Manager of Strategic Income Fund since December 1999.

GOVERNMENT SECURITIES INCOME FUND

Robert K. Kinsey, whose background is described above, has primary responsibility for the day-to-day management of Government Securities Income Fund, and has served as Senior Portfolio Manager of Government Securities Income Fund since May 24, 1999.

HIGH YIELD FUND AND HIGH YIELD FUND II

Kevin G. Mathews, whose background is described above, has served as Senior Portfolio Manager of High Yield Fund and High Yield Fund II since June 1995 and May 1999, respectively.

Charles Ullerich, whose background is described above, has served as a co-manager of High Yield Fund and High Yield Fund II since December 1999.

BALANCED FUND

The following individuals share responsibility for the day-to-day management of the Balanced Fund:

G. David Underwood, whose background is described above, has served as Senior Portfolio Manager of the equity portion of the Balanced Fund's assets since May 24, 1999.

Kevin G. Mathews, whose background is described above, has served as Senior Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

Robert K. Kinsey, whose background is described above, has served as a Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

Charles Ullerich, whose background is described above, has served as a co-manager of the fixed income portion of Balanced Fund's assets since December 1999.

78  Management of the Funds

SUB-ADVISERS                                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
For the following Funds, Pilgrim has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers are among the most respected institutional investment advisers in the world, and have been selected primarily on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

RESEARCH ENHANCED INDEX FUND

J.P. MORGAN INVESTMENT MANAGEMENT INC.

A registered investment adviser, J.P. Morgan Investment Management Inc. (J.P. Morgan) serves as Sub-Adviser to the Pilgrim Research Enhanced Index Fund. The firm was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940. J.P. Morgan currently manages approximately $349 billion for institutions and pension funds. The company is a wholly owned subsidiary of J.P. Morgan & Co. J.P. Morgan's principal address is 522 Fifth Avenue, New York, New York 10036.

Nanette Buziak, Timothy Devlin and Bernard Kroll share the responsibility for the day-to-day management of the Pilgrim Research Enhanced Index Fund.

Ms. Buziak has co-managed the Pilgrim Research Enhanced Index Fund since April 1999. At J.P. Morgan, she serves as a Portfolio Manager and Member of the Structured Equity Group.

Ms. Buziak has over 8 years of investment management experience. Before joining J.P. Morgan in 1997, Ms. Buziak was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc.

Mr. Devlin has co-managed the Pilgrim Research Enhanced Index Fund since the Fund was formed in December 1998. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group.

Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and retail investors.

Mr. Kroll has co-managed the Pilgrim Research Enhanced Index Fund since March 2000. At J.P. Morgan he serves as a Portfolio Manager and Member of the Structured Equity Group.

Mr. Kroll has over 20 years of investment experience. Before joining J.P. Morgan in 1996, Mr. Kroll was an equity derivatives specialist at Goldman Sachs & Co. Earlier, he managed his own software development firm and options broker-dealer, and managed several derivatives businesses at Kidder, Peabody & Co.

GROWTH + VALUE FUND

NAVELLIER FUND MANAGEMENT, INC.

A registered investment adviser, Navellier Fund Management Inc. (Navellier) serves as Sub-Adviser to the Pilgrim Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $5 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Louis Navellier has managed the Pilgrim Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for institutions, pension funds and high net worth individuals. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

INTERNATIONAL VALUE FUND AND EMERGING MARKETS VALUE FUND

BRANDES INVESTMENT PARTNERS, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Pilgrim International Value Fund and the Pilgrim Emerging Markets Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc. which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $33 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.

Charles Brandes has co-managed the Pilgrim International Value Fund and the Pilgrim Emerging Markets Value Fund since the Funds were formed in March 1995 and January 1998, respectively. Mr. Brandes has over 31 years of investment management experience. He founded the general partner of Brandes in 1974 and owns a controlling interest in it. At Brandes, he serves as a Managing Partner. He is a Chartered Financial Analyst and a Member of the Association for Investment Management and Research.

Ian Sunder has co-managed the Pilgrim Emerging Markets Value Fund since the Fund was formed in January 1998. Mr. Sunder has over nine years of investment management experience. At Brandes, he serves as a Portfolio Manager. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     Management of the Funds  79

MANAGEMENT OF THE FUNDS                                             SUB-ADVISERS
--------------------------------------------------------------------------------
Jeff Busby has co-managed the Pilgrim International Value Fund since the fund was formed in March 1995. Mr. Busby has over 13 years of investment management experience. At Brandes, he serves as a Managing Partner. He is also responsible for overseeing all trading activities for the firm. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analysts Society.

ASIA-PACIFIC EQUITY FUND

HSBC Asset Management (Americas) Inc. and HSBC Asset Management (Hong Kong) Limited (collectively, HSBC) serve jointly as Sub-Adviser to Asia-Pacific Equity Fund.

The firms are part of HSBC Asset Management, the global investment advisory and fund management business unit of HSBC Holdings plc (founded as the Hong Kong and Shanghai Banking Corporation in 1865) which, with headquarters in London, is one of the world's largest banking and financial organizations. HSBC Asset Management manages over approximately $75 billion of assets worldwide for a wide variety of institutional, retail and private clients. HSBC Asset Management has advisory operations in Hong Kong and Singapore, among other locations. Its parent company has over a century of operations in local economies throughout the Asia-Pacific region. HSBC Asset Management's principal business address is 140 Broadway, 6th Floor, New York, New York 10005.

Fredric Lutcher III, Managing Director, Chief Financial Officer, HSBC Americas, and Man Wing Chung, Chief Investment Officer Asia (ex Japan), HSBC Hong Kong, are primarily responsible for portfolio management of Asia-Pacific Equity Fund. Mr. Lutcher joined HSBC in 1997, and has over 20 years of investment experience. Prior to joining HSBC, Mr. Lutcher was with Merrill Lynch Asset Management. Mr. Chung has been with HSBC since 1993 and has over 12 years investment experience.

LARGECAP GROWTH FUND, INTERNATIONAL CORE GROWTH FUND, WORLDWIDE GROWTH FUND, INTERNATIONAL SMALLCAP GROWTH FUND, EMERGING COUNTRIES FUND AND CONVERTIBLE FUND

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT (NACM)

NACM serves as Sub-Adviser to the Funds listed above. Founded in 1984, NACM manages over $40 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. Each of the Funds listed above is managed by a team of portfolio managers and analysts employed by NACM. NACM has offices in San Diego, New York, Chicago and San Francisco. It's principal business address is 600 West Broadway, San Diego, California 92101.

80  Management of the Funds

DIVIDENDS/TAXES                               DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------
DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

Annually(1)             Semi-Annually{1}     Quarterly(2)       Monthly(3)
-----------             ----------------     ------------       ----------
LargeCap Leaders        MagnaCap             Balanced           Strategic
Research Enhanced                            Convertible         Income
 Index                                                          Government
Growth                                                           Securities
 Opportunities                                                   Income
LargeCap Growth                                                 High Yield
MidCap Value                                                    High Yield II
MidCap                                                          High Total
 Opportunities                                                   Return
MidCap Growth                                                   High Total
Growth + Value                                                   Return II
SmallCap                                                        Money Market
 Opportunities
SmallCap Growth
Bank and Thrift
Worldwide
 Growth
International
 Value
International
 Core Growth
International
 SmallCap
 Growth
Emerging
 Markets Value
Emerging
 Countries
Asia-Pacific Equity

(1)  Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist on an annual basis of a variable combination of capital gains and ordinary income.
(3)  Distributions normally expected to consist primarily of ordinary income.

Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C, M or T shares of a Fund invested in another Pilgrim Fund which offers the same class shares. If you are a shareholder of Pilgrim Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end Pilgrim Fund.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                          Dividends, Distributions and Taxes  81

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information (the "SAI").

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The adviser or sub-adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasonal financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

HIGH YIELD SECURITIES. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of


82  More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------
a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES. Each Fund (except the MagnaCap, High Yield and Government Securities Income Funds) may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS. Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               More Information About Risks   83

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE STRATEGIES. When the adviser or sub-adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

PORTFOLIO TURNOVER. Each Fund (except the MagnaCap, LargeCap Leaders, MidCap Value, Bank and Thrift and Asia-Pacific Equity Funds) is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

OTHER RISKS

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Fund (except Bank and Thrift Fund) may lend portfolio securities in an amount up to 331|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. Each Fund (except the MagnaCap, LargeCap Leaders, Bank and Thrift, Asia-Pacific Equity, Government Securities Income and High Yield Funds) may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Pairing Off Transactions. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss. Percentage and Rating Limitations Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

84  More Information About Risks

Financial
Highlights
--------------------------------------------------------------------------------
The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent accountant, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                                       Financial
PILGRIM MAGNACAP FUND                                                 Highlights
--------------------------------------------------------------------------------

The information in the table below, except for the six months ended December 31, 1999 has been audited by KPMG LLP, independent auditors.

                                                                    Class A
                                         -----------------------------------------------------------------
                                              Six
                                             months
                                             ended                     Year ended June 30,
                                         Dec. 31, 1999   -------------------------------------------------
                                          (unaudited)    1999      1998       1997       1996      1995(1)
                                          -----------    ----      ----       ----       ----      -------
Per Share Operating Performance:       $     17.69      17.07      15.92      16.69      14.03      12.36
Net asset value, beginning of period
Income from investment operations:     $      0.02       0.07       0.04       0.10       0.09       0.12
Net investment income (loss)
Net realized and unrealized gains      $      0.39       2.37       3.02       4.16       2.87       2.29
 on investments                        $      0.41       2.44       3.06       4.26       2.96       2.41
Total from investment operations
Less distributions from:               $      0.05       0.04       0.06       0.12       0.06       0.14
Net investment income                  $      1.79       1.78       1.85       4.91       0.24       0.60
Net realized gains on investments      $     16.26      17.69      17.07      15.92      16.69      14.03
Net asset value, end of period         %      2.28      15.93      20.53      30.82      21.31      20.61
Total Return(3):

Ratios/Supplemental Data:              $   343,628    368,508    348,759    290,355    235,393    211,330
Net assets, end of period (000's)
Ratios to average net assets:          %      1.44       1.35       1.37       1.46       1.68       1.59
Expenses(4)                            %      0.27       0.41       0.29       0.64       0.54       0.98
Net investment income (loss)(4)        %        15         48         53         77         15          6
Portfolio turnover rate

                                                                   Class B
                                          --------------------------------------------------------
                                               Six
                                              months                                     July 17,
                                              ended         Year ended June 30,         1995(2) to
                                          Dec. 31, 1999   --------------------------     June 30,
                                           (unaudited)    1999       1998       1997       1996
                                           -----------    ----       ----       ----       ----
Per Share Operating Performance:
Net asset value, beginning of period   $      17.36      16.86      15.81      16.59      14.22
Income from investment operations:
Net investment income (loss)           $      (0.03)     (0.04)     (0.04)        --       0.06
Net realized and unrealized gains
 on investments                        $       0.37       2.32       2.97       4.13       2.61
Total from investment operations       $       0.34       2.28       2.93       4.13       2.67
Less distributions from:
Net investment income                  $         --         --       0.03         --       0.06
Net realized gains on investments      $       1.79       1.78       1.85       4.91       0.24
Net asset value, end of period         $      15.91      17.36      16.86      15.81      16.59
Total Return(3):                       %       1.90      15.12      19.76      29.92      18.98

Ratios/Supplemental Data:
Net assets, end of period (000's)      $    109,428    116,227     77,787     37,427     10,509
Ratios to average net assets:
Expenses(4)                            %       2.14       2.05       2.07       2.16       2.38
Net investment income (loss)(4)        %      (0.42)     (0.29)     (0.41)     (0.04)      0.07
Portfolio turnover rate                %         15         48         53         77         15

                                                      Class C
                                            ----------------------------
                                                  Six
                                                 months           June 1,
                                                 ended          1999(2) to
                                             Dec. 31, 1999       June 30,
                                               (unaudited)         1999
                                               -----------         ----
Per Share Operating Performance:
 Net asset value, beginning of period   $           17.37          16.69
Income from investment operations:
 Net investment income (loss)           $           (0.08)            --
Net realized and unrealized gains
 on investments                         $            0.41           0.68
 Total from investment operations       $            0.33           0.68
Less distributions from:
Net investment income                   $              --             --
 Net realized gains on investments      $            1.79             --
Net asset value, end of period          $           15.91          17.37
 Total Return(3):                       %            1.84           4.07

Ratios/Supplemental Data:
 Net assets, end of period (000's)      $           2,684            601
Ratios to average net assets:
 Expenses(4)                            %            2.14           1.12
Net investment income (loss)(4)         %           (0.42)          0.42
 Portfolio turnover rate                %              15             48

                                                                 Class M
                                         ------------------------------------------------------
                                             Six
                                            months                                    July 17,
                                            ended          Year ended June 30,       1995(2) to
                                         Dec. 31, 1999  --------------------------    June 30,
                                          (unaudited)   1999       1998       1997       1996
                                          -----------   ----       ----       ----       ----
Per Share Operating Performance:
Net asset value, beginning of period    $   17.51      16.95      15.87      16.63      14.22
Income from investment operations:
Net investment income (loss)            $   (0.01)     (0.01)        --       0.02       0.08
Net realized and unrealized gains
 on investments                         $    0.37       2.35       2.98       4.16       2.63
Total from investment operations        $    0.36       2.34       2.98       4.18       2.71
Less distributions from:
Net investment income                   $    0.01         --       0.05       0.03       0.06
Net realized gains on investments       $    1.79       1.78       1.85       4.91       0.24
Net asset value, end of period          $   16.07      17.51      16.95      15.87      16.63
Total Return(3):                        %    2.02      15.41      20.00      30.26      19.26

Ratios/Supplemental Data:
Net assets, end of period (000's)       $   15,146     16,351     14,675      6,748      1,961
Ratios to average net assets:
Expenses(4)                             %    1.89       1.80       1.82       1.91       2.13
Net investment income (loss)(4)         %   (0.18)     (0.04)     (0.16)      0.22       0.32
Portfolio turnover rate                 %      15         48         53         77         15

----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

86 Pilgrim MagnaCap Fund

Financial
Highlights                                         PILGRIM LARGECAP LEADERS FUND
--------------------------------------------------------------------------------

The information in the table below except for the six months ended December 31, 1999 has been audited by KPMG LLP, independent auditors.

                                                                   Class A
                                          ----------------------------------------------------------
                                           Six months
                                             ended                                      Ten months
                                            Dec. 31,           Year ended June 30,        ended
                                             1999        ----------------------------    June 30,
                                          (unaudited)    1999        1998(2)     1997    1996(1)
                                          -----------    ----        -------     ----    -------
Per Share Operating Performance:
Net asset value, beginning of period   $     17.35       14.70         14.17      11.77    10.00
Income from investment operations:
Net investment income (loss)           $     (0.04)         --          0.01       0.06     0.07
Net realized and unrealized gains
 on investments                        $      1.12        3.00          2.30       2.63     1.87
Total from investment operations       $      1.08        3.00          2.31       2.69     1.94
Less distributions from:
Net investment income                  $        --         --            --        0.05     0.08
Net realized gains on investments      $      2.00        0.35          1.78       0.24     0.09
Net asset value, end of period         $     16.43       17.35         14.70      14.17    11.77
Total Return(4):                       %      6.62       20.66         17.71      23.24    19.56

Ratios/Supplemental Data:
Net assets, end of period (000's)      $      9,305      8,506         7,606      8,961    2,530
Ratios to average net assets:
Net expenses after expense
 reimbursement(5)                      %       1.75       1.75          1.75       1.75     1.75
Gross expenses prior to expense
 reimbursement(5)                      %       1.80       1.98          2.28       2.33     5.44
Net investment income (loss) after
 expense reimbursement(5)              %      (0.42)     (0.04)         0.03       0.41     0.65
Portfolio turnover rate                %         10         87            78         86       59

                                                              Class B
                                         ---------------------------------------------------
                                          Six months
                                            ended                                 Ten months
                                           Dec. 31,       Year ended June 30,       ended
                                            1999       ------------------------    June 30,
                                         (unaudited)   1999     1998(2)    1997     1996(1)
                                         -----------   ----     -------    ----     -------
Per Share Operating Performance:
Net asset value, beginning of period   $     16.90     14.44     14.04     11.71    10.00
Income from investment operations:
Net investment income (loss)           $     (0.07)    (0.09)    (0.10)    (0.02)    0.06
Net realized and unrealized gains
 on investments                        $      1.07      2.90      2.28      2.59     1.81
Total from investment operations       $      1.00      2.81      2.18      2.57     1.87
Less distributions from:
Net investment income                  $        --        --        --        --     0.07
Net realized gains on investments      $      2.00      0.35      1.78      0.24     0.09
Net asset value, end of period         $     15.90     16.90     14.44     14.04    11.71
Total Return(4):                       %      6.31     19.71     16.91     22.23    18.85

Ratios/Supplemental Data:
Net assets, end of period (000's)      $    24,748    24,213    15,605    13,611    1,424
Ratios to average net assets:
Net expenses after expense
 reimbursement(5)                      %      2.50      2.50      2.50      2.50     2.50
Gross expenses prior to expense
 reimbursement(5)                      %      2.55      2.73      3.03      3.08     5.79
Net investment income (loss) after
 expense reimbursement(5)              %    (1.17)    (0.79)     (0.72)     (0.35)  (0.25)
Portfolio turnover rate                %       10        87         78         86      59

                                                    Class C                               Class M
                                          -----------------------   --------------------------------------------------
                                           Six months                Six months
                                             ended      June 17,       ended                                Ten months
                                            Dec. 31,   1999(3) to     Dec. 31,      Year ended June 30,       ended
                                              1999      June 30,        1999      -----------------------    June 30,
                                          (unaudited)     1999      (unaudited)   1999    1998(2)    1997     1996(1)
                                          -----------     ----      -----------   ----    -------    ----     -------
Per Share Operating Performance:
Net asset value, beginning of period   $     16.92      16.54         17.08      14.55    14.10     11.73     10.00
Income from investment operations:
Net investment income (loss)           $     (0.03)        --         (0.07)     (0.09)   (0.07)    --         0.06
Net realized and unrealized gains
 on investments                        $      1.02       0.38          1.08       2.97     2.30      2.62      1.83
Total from investment operations       $      0.99       0.38          1.01       2.88     2.23      2.62      1.89
Less distributions from:
Net investment income                  $        --         --            --         --       --      0.01      0.07
Net realized gains on investments      $      2.00         --          2.00       0.35     1.78      0.24      0.09
Net asset value, end of period         $     15.91      16.92         16.09      17.08    14.55     14.10     11.73
Total Return(4):                       %      6.24       2.30          6.30      20.04    17.20     22.58     19.06

Ratios/Supplemental Data:
Net assets, end of period (000's)      $       353         --         5,594      5,661    5,533     4,719     1,240
Ratios to average net assets:
Net expenses after expense
 reimbursement(5)                      %      2.50         --          2.25       2.25     2.25      2.25      2.25
Gross expenses prior to expense
 reimbursement(5)                      %      2.55         --          2.30       2.48     2.78      2.83      5.90
Net investment income (loss) after
 expense reimbursement(5)              %     (1.17)        --         (0.92)     (0.54)   (0.47)    (0.10)     0.06
Portfolio turnover rate                %        10         87            10         87       78        86        59

----------
(1)  The Fund commenced options on September 1, 1995.
(2) Effective November 1997, Pilgrim Investments, Inc. assumed the portfolio investmen responsibilities of the Fund from ARK Asset Management Company, Inc.
(3)  Commencement of offering shares.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(5)  Annualized.
                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                Pilgrim LargeCap Leaders Fund 87

                                                                       Financial
PILGRIM RESEARCH ENHANCED INDEX FUND                                  Highlights
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                              Class A(1)   Class B(1)   Class C(1)
                                                                     Year ended October 31,
                                                               1999           1999        1999
                                                               ----           ----        ----
Operating performance:
 Net asset value at the beginning of the period           $     10.00         10.00        10.00
 Net investment gain                                      $      0.01         (0.02)       (0.02)
 Net realized and unrealized loss on investments          $      1.13          1.11         1.11
 Total from investment operations                         $      1.14          1.09         1.09
 Net asset value at the end of the period                 $     11.14         11.09        11.09
 Total investment return(2)                               %     11.40         10.90        10.90

Ratios and supplemental data:
 Net assets at the end of the period ($000s)              $    27,091        99,249       75,941
 Ratio of expenses to average net assets(3)               %      1.29          1.99         1.99
 Ratio of expense reimbursement to average net assets(3)  %      0.27          0.30         0.28
 Ratio of net investment loss to average net assets(3)    %      0.23         (0.49)       (0.49)
 Portfolio turnover rate                                  %        26            26           26

----------
(1)  Class A, B and C commenced operations on December 30, 1998.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

88 Pilgrim Research Enhanced Index Fund

                                                                       Financial
PILGRIM GROWTH OPPORTUNITIES FUND                                     Highlights
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                                    Class A
                                                            Year ended December 31,
                                                   -------------------------------------------
                                                    1999      1998    1997    1996     1995(1)
                                                    ----      ----    ----    ----     -------
Operating performance:
 Net asset value, beginning of the period     $     26.06    21.26   17.92    15.53    17.59
 Net investment income (loss)                 $     (0.15)   (0.08)   0.03     0.02     0.08
 Net realized and unrealized gain on
 investments                                  $     20.10     5.09    4.16     3.18     1.95
 Total from investment operations             $     19.95     5.01    4.19     3.20     2.03
 Dividends from net investment income         $        --       --      --       --    (0.10)
 Distributions from net realized gain         $    (12.84)   (0.21)  (0.85)   (0.81)   (3.99)
 Total distributions                          $    (12.84)   (0.21)  (0.85)   (0.81)   (4.09)
 Net asset value, end of the period           $     33.17    26.06   21.26    17.92    15.53
 Total return(2)                              %     93.26    23.61   23.59    20.54    11.55

Ratios and supplemental data:
 Net assets at the end of the period (000s)   $   101,260   29,358   9,334    4,750    1,355
 Ratio of expenses to average net assets
 after reimbursement                          %      1.39     1.37    1.37      150     1.42 (3)
 Ratio of expenses to average net assets
 prior to expense reimbursement               %      1.39     1.37    1.40     1.56     1.42 (3)
 Ratio of net investment income (loss) to
 average net assets                           %     (0.98)   (0.47)   0.04     0.11     0.63 (3)
 Portfolio turnover                           %       286       98      32       62      134

                                                                    Class B
                                                            Year ended December 31,
                                                   ------------------------------------------
                                                   1999     1998     1997     1996    1995(1)
                                                   ----     ----     ----     ----    -------
Operating performance:
 Net asset value, beginning of the period     $     25.46    20.93   17.76    15.50    17.59
 Net investment income (loss)                 $    (0.18)   (0.23)  (0.15)   (0.06)    0.06
 Net realized and unrealized gain on
 investments                                  $    19.26     4.97    4.17     3.13     1.92
 Total from investment operations             $    19.08     4.74    4.02     3.07     1.98
 Dividends from net investment income         $       --       --      --       --    (0.08)
 Distributions from net realized gain         $   (12.84)   (0.21)  (0.85)   (0.81)   (3.99)
 Total distributions                          $   (12.84)   (0.21)  (0.85)   (0.81)   (4.07)
 Net asset value, end of the period           $    31.70    25.46   20.93    17.76    15.50
 Total return(2)                              %    91.84    22.69   22.84    19.74    11.27

Ratios and supplemental data:
 Net assets at the end of the period (000s)   $   88,305   15,480   8,815    4,444    1,987
 Ratio of expenses to average net assets
 after reimbursement                          %     2.10     2.13    2.14     2.20     2.07(3)
 Ratio of expenses to average net assets
 prior to expense reimbursement               %     2.10     2.13    2.14     2.24     2.07(3)
 Ratio of net investment income (loss) to
 average net assets                           %    (1.69)   (1.26)  (0.95)   (0.55)    0.06(3)
 Portfolio turnover                           %      286       98      32       62      134

                                                                   Class C
                                                             Year ended December 31,
                                                   -------------------------------------------
                                                   1999     1998     1997     1996     1995(1)
                                                   ----     ----     ----     ----     -------
Operating performance:
 Net asset value, beginning of the period     $    25.48    20.91    17.76    15.50     17.59
 Net investment income (loss)                 $    (0.10)   (0.27)   (0.13)   (0.05)     0.04
 Net realized and unrealized gain on
 investments                                  $    19.21     5.05     4.13     3.12      1.92
 Total from investment operations             $    19.11     4.78     4.00     3.07      1.96
 Dividends from net investment income         $       --       --       --       --     (0.06)
 Distributions from net realized gain         $   (12.84)   (0.21)   (0.85)   (0.81)    (3.99)
 Total distributions                          $   (12.84)   (0.21)   (0.85)   (0.81)    (4.05)
 Net asset value, end of the period           $    31.75    25.48    20.91    17.76     15.50
 Total return(2)                              %    91.90    22.90    22.73    19.74     11.17

Ratios and supplemental data:
 Net assets at the end of the period (000s)   $   21,006    1,625    1,152      365        69
 Ratio of expenses to average net assets
 after reimbursement                          %     2.10     2.13     2.17     2.20      2.11(3)
 Ratio of expenses to average net assets
 prior to expense reimbursement               %     2.10     2.13     2.17     2.35      2.11(3)
 Ratio of net investment income (loss) to
 average net assets                           %    (1.69)   (1.24)   (1.00)   (0.57)     0.02(3)
 Portfolio turnover                           %      286       98       32       62       134

                                                                   Class T
                                                          Year ended December 31,
                                                 -----------------------------------------
                                                  1999     1998     1997     1996     1995
                                                  ----     ----     ----     ----     ----
Operating performance:
 Net asset value, beginning of the period     $    25.59    21.02    17.82    15.53    15.75
 Net investment income (loss)                 $    (0.39)   (0.36)   (0.17)   (0.06)    0.07
 Net realized and unrealized gain on
 investments                                  $    19.57     5.14     4.22     3.16     3.77
 Total from investment operations             $    19.18     4.78     4.05     3.10     3.84
 Dividends from net investment income         $       --       --       --       --    (0.07)
 Distributions from net realized gain         $   (12.84)   (0.21)   (0.85)   (0.81)   (3.99)
 Total distributions                          $   (12.84)   (0.21)   (0.85)   (0.81)   (4.06)
 Net asset value, end of the period           $    31.93    25.59    21.02    17.82    15.53
 Total return(2)                              %    91.72    22.79    22.94    19.90    24.40

Ratios and supplemental data:
 Net assets at the end of the period (000s)   $   83,772   52,023   73,674   70,406   76,343
 Ratio of expenses to average net assets
 after reimbursement                          %     2.03     2.05     2.03     2.00     2.00
 Ratio of expenses to average net assets
 prior to expense reimbursement               %     2.03     2.05     2.03     2.04     2.00
 Ratio of net investment income (loss) to
 average net assets                           %    (1.62)   (1.19)   (0.81)   (3.05)    0.37
 Portfolio turnover                           %      286       98       32       62      134

----------
(1)  Class A, B and C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrm Growth Opportunities Fund 89

                                                                       Financial
PILGRIM LARGECAP GROWTH FUND                                          Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                               Class A
                                            ---------------------------------------------
                                            Six months    Three
                                              ended       months     Year       July 21,
                                             Dec. 31,     ended      ended     1997(1) to
                                               1999      June 30,   March 31,   March 31,
                                           (unaudited)    1999(2)     1999       1998
                                           -----------    -------     ----       ----
Per Share Operating Performance:
Net asset value, beginning of period    $     28.09        24.94      15.73      12.50
Income from investment operations:
Net investment income (loss)            $     (0.07)       (0.02)     (0.08)     (0.03)
Net realized and unrealized gains on
 investments                            $     12.71         3.17       9.77       3.29
Total from investment operations        $     12.64         3.15       9.69       3.26
Less distributions from:
Net investment income                   $        --           --         --         --
Net realized gains on investments       $      0.38           --       0.48       0.03
Net asset value, end of period          $     40.35        28.09      24.94      15.73
Total Return(3):                        %     45.32        12.63      63.06      62.35

Ratios/Supplemental Data:
Net assets, end of period (000's)       $   118,232       30,108     12,445      4,742
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                       %      1.25         1.43       1.59       1.60
Gross expenses prior to expense
 reimbursement(4)                       %      1.25         1.45       2.24       4.70
Net investment income (loss) after
expense reimbursement(4)                %     (0.69)       (0.56)     (0.65)     (0.87)
Portfolio turnover                      %        84           27        253        306

                                                              Class B
                                           -----------------------------------------------
                                            Six months    Three
                                               ended      months      Year       July 21,
                                             Dec. 31,     ended       ended     1997(1) to
                                               1999      June 30,    March 31,   March 31,
                                           (unaudited)    1999(2)      1999        1998
                                           -----------    -------      ----        ----
Per Share Operating Performance:
Net asset value, beginning of period    $     28.15        25.04       15.64        12.50
Income from investment operations:
Net investment income (loss)            $     (0.13)       (0.05)      (0.08)       (0.07)
Net realized and unrealized gains on
 investments                            $     12.68         3.16        9.71         3.24
Total from investment operations        $     12.55         3.11        9.63         3.17
Less distributions from:
Net investment income                   $        --           --          --           --
Net realized gains on investments       $      0.38           --        0.23         0.03
Net asset value, end of period          $     40.32        28.15       25.04        15.64
Total Return(3):                        %     44.90        12.42       62.28        61.08

Ratios/Supplemental Data:
Net assets, end of period (000's)       $   227,042       49,057      20,039        3,187
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                       %      1.90         2.08        2.24         2.25
Gross expenses prior to expense
 reimbursement(4)                       %      1.90         2.10        2.89         4.78
Net investment income (loss) after
expense reimbursement(4)                %     (1.33)       (1.21)      (1.28)       (1.36)
Portfolio turnover                      %        84           27         253          306

                                                             Class C
                                           ---------------------------------------------
                                           Six months   Three
                                             ended      months      Year       July 21,
                                            Dec. 31,    ended       ended     1997(1) to
                                             1999       June 30,   March 31,   March 31,
                                          (unaudited)   1999(2)      1999        1998
                                           ----------   -------      ----        ----
Per Share Operating Performance:
Net asset value, beginning of period    $     28.07       24.97       15.63      12.50
Income from investment operations:
Net investment income (loss)            $     (0.13)      (0.06)      (0.07)     (0.05)
Net realized and unrealized gains on
 investments                            $     12.65        3.16        9.65       3.24
Total from investment operations        $     12.52        3.10        9.58       3.19
Less distributions from:
Net investment income                   $        --          --          --         --
Net realized gains on investments       $      0.38          --        0.24       0.06
Net asset value, end of period          $     40.21       28.07       24.97      15.63
Total Return(3):                        %     44.92       12.41       61.97      61.38

Ratios/Supplemental Data:
Net assets, end of period (000's)       $    87,229      17,755       8,004        960
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                       %      1.90        2.08        2.25       2.25
Gross expenses prior to expense
 reimbursement(4)                       %      1.90        2.10        2.90       7.79
Net investment income (loss) after
expense reimbursement(4)                %     (1.33)     (1.21)      (1.26)      (1.49)
Portfolio turnover                      %        84          27         253        306

----------
(1)  The Fund commenced operations on July 21, 1997.
(2) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

90 Pilgrim LargeCap Growth Fund

Financial
Highlights                                             PILGRIM MIDCAP VALUE FUND
--------------------------------------------------------------------------------

The information in the table below except for the six months ended December 31, 1999, has been audited by KMPG LLP, independent auditors.

                                                               Class A
                                          -------------------------------------------------
                                          Six months                                Three
                                            ended                                   months
                                           Dec. 31,      Year ended June 30,        ended
                                             1999      ------------------------    June 30,
                                          (unaudited)  1999      1998      1997     1996(1)
                                          -----------  ----      ----      ----     -------
Per Share Operating Performance:
Net asset value, beginning of period   $     15.65     16.79     14.64     11.99     10.00
Income from investment operations:
Net investment income (loss)           $     (0.09)    (0.09)    (0.07)    (0.02)     0.13
Net realized and unrealized gains on
 investments                           $     (1.61)     0.12      2.71      2.85      1.91
Total from investment operations       $     (1.70)     0.03      2.64      2.83      2.04
Less distributions from:
Net investment income                  $        --        --        --      0.07      0.05
Net realized gains on investments      $      0.09      1.17      0.49      0.11        --
Net asset value, end of period         $     13.86     15.65     16.79     14.64     11.99
Total Return(3):                       %    (10.88)     0.95     18.40     23.89     20.48

Ratios/Supplemental Data:
Net assets, end of period (000's)      $    11,221    18,621    27,485    16,985     2,389
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %      1.75      1.75      1.75      1.75      1.75
Gross expenses prior to expense
 reimbursement(4)                      %      1.96      1.79      1.78      1.94      4.91
Net investment income (loss) after
expense reimbursement(4)               %     (0.60)    (0.48)    (0.53)    (0.13)     2.00
Portfolio turnover                     %        95       109        85        86        60

                                                               Class B
                                          ---------------------------------------------------
                                          Six months
                                            ended                                Ten months
                                           Dec. 31,                                ended
                                             1999                                 June 30,
                                          (unaudited)  1999      1998      1997    1996(1)
                                          -----------  ----      ----      ----    -------
Per Share Operating Performance:
Net asset value, beginning of period   $     15.21     16.47     14.49     11.94     10.00
Income from investment operations:
Net investment income (loss)           $     (0.18)    (0.21)    (0.18)    (0.05)     0.07
Net realized and unrealized gains on
 investments                           $     (1.52)     0.12      2.65      2.76      1.90
Total from investment operations       $     (1.70)    (0.09)     2.47      2.71      1.97
Less distributions from:
Net investment income                  $     --        --        --         0.05      0.03
Net realized gains on investments      $      0.09      1.17      0.49      0.11     --
Net asset value, end of period         $     13.42     15.21     16.47     14.49     11.94
Total Return(3):                       %    (11.19)     0.21     17.40     22.95     19.80

Ratios/Supplemental Data:
Net assets, end of period (000's)      $    20,593    31,223    40,575    23,258     2,123
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %      2.50      2.50      2.50      2.50      2.50
Gross expenses prior to expense
 reimbursement(4)                      %      2.71      2.54      2.53      2.69      5.32
Net investment income (loss) after
expense reimbursement(4)               %     (1.35)    (1.23)    (1.28)    (0.90)     1.27
Portfolio turnover                     %        95       109        85        86        60

                                                 Class C                                Class M
                                          -----------------------  ------------------------------------------------
                                           Six months              Six months
                                              ended      June 2,     ended                               Ten months
                                            Dec. 31,     1999 to    Dec. 31,                                ended
                                              1999       June 30,     1999                                 June 30,
                                          (unaudited)    1999(2)   (unaudited)   1999     1998     1997    1996(1)
                                          -----------    -------   -----------   ----     ----     ----    -------
Per Share Operating Performance:
Net asset value, beginning of period   $     15.20        14.84      15.30      16.52     14.49    11.93     10.00
Income from investment operations:
Net investment income (loss)           $     (0.02)       (0.02)     (0.16)     (0.17)    (0.15)   (0.03)     0.06
Net realized and unrealized gains on
 investments                           $     (1.68)        0.38      (1.53)      0.12      2.67     2.76      1.91
Total from investment operations       $     (1.70)        0.36      (1.69)     (0.05)     2.52     2.73      1.97
Less distributions from:
Net investment income                  $        --           --      --         --        --        0.06      0.04
Net realized gains on investments      $      0.09           --       0.09       1.17      0.49     0.11     --
Net asset value, end of period         $     13.41        15.20      13.52      15.30     16.52    14.49     11.93
Total Return(3):                       %    (11.20)        2.43     (11.06)      0.46     17.76    23.21     19.82

Ratios/Supplemental Data:
Net assets, end of period (000's)      $       179           47      6,556     10,504    13,232    8,378     1,731
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %      2.50         2.50       2.25       2.25      2.25     2.25      2.25
Gross expenses prior to expense
 reimbursement(4)                      %      2.71         2.54       2.46       2.29      2.28     2.44      4.72
Net investment income (loss) after
 expense reimbursement(4)              %     (1.35)       (1.23)     (1.10)     (0.98)    (1.03)   (0.63)     1.16
Portfolio turnover                     %        95          109         95        109        85       86        60

----------
(1)  The Fund commenced operations on September 1, 1995.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                    Pilgrim MidCap Value Fund 91

Financial
Highlights                                     PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                   Class A                Class B               Class C
                                               -----------------      ----------------      ----------------
                                                   Year ended           Year ended             Year ended
                                                  December 31,          December 31,          December 31,
                                               -----------------      ----------------      ----------------
                                                1999     1998(1)      1999     1998(1)      1999     1998(1)
                                                ----     -------      ----     -------      ----     -------
Operating Performance:
Net asset value, beginning of the period    $   12.96    10.00        12.97     10.00       12.96    10.00
Net investment loss                         $   (0.09)   (0.03)       (0.07)    (0.03)      (0.07)   (0.04)
Net realized and unrealized gain on
investments                                 $   12.01     2.99        11.81      3.00       11.73     3.00
Total from investment operations            $   11.92     2.96        11.74      2.97       11.66     2.96
Distributions from net realized gain        $   (3.59)      --        (3.59)       --       (3.59)      --
Total distributions                         $   (3.59)      --        (3.59)       --       (3.59)      --
Net asset value, end of the period          $   21.29    12.96        21.12     12.97       21.03    12.96
Total return(2):                            %  103.24    29.60       101.73     29.70      101.16    29.60

Ratios and Supplemental Data:
Net assets, end of the period (000s)        $   6,291      610        8,252       140       4,560       87
Ratio of expenses to average net assets
after reimbursement                         %    1.74     1.80 (3)     2.40      2.50 (3)    2.36     2.50 (3)
Ratio of expenses to average net assets
prior to expense reimbursement              %    1.74     2.42 (3)     2.40      3.27 (3)    2.36     3.22 (3)
Ratio of net investment loss to
average net assets                          %   (1.34)   (1.10)(3)    (2.00)    (2.05)(3)   (1.98)   (2.04)(3)
Portfolio turnover                          %     201       61          201        61         201       61

----------
(1)  Class A, B, and C commenced operations on August 20, 1998.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

92 Pilgrim MidCap Opportunities Fund

                                                                       Financial
PILGRIM MIDCAP GROWTH FUND                                            Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                           Class A
                                        -------------------------------------------------------------------
                                           Six
                                          months      Three
                                          ended       months
                                          Dec. 31,    ended                 Year ended March 31,
                                           1999      June 30,   -------------------------------------------
                                        (unaudited)  1999(1)    1999      1998      1997      1996     1995
                                        -----------  -------    ----      ----      ----      ----     ----
Per Share Operating Performance:
Net asset value, beginning of period   $    21.34      19.93     18.63     16.80     18.37     13.61    13.25
Income from investment operations:
Net investment income (loss)           $    (0.11)     (0.06)    (0.50)    (0.14)    (0.17)    (0.18)   (0.10)
Net realized and unrealized gains on
 investments                           $    11.64       1.47      3.17      6.50      0.57      4.94     0.46
Total from investment operations       $    11.53       1.41      2.67      6.36      0.40      4.76     0.36
Less distributions from:               $       --         --        --        --        --        --       --
Net investment income                  $     7.03         --      1.37      4.53      1.97        --       --
Net realized gains on investments
Net asset value, end of period         $    25.84      21.34     19.93     18.63     16.80     18.37    13.61
Total Return(3):                       %    62.66       7.07     15.36     41.81      1.09     35.07     2.72

Ratios/Supplemental Data:
Net assets, end of period (000's)      $  111,000     66,586    67,550    90,619    76,108    77,275   65,292
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %     1.35       1.49      1.56      1.57      1.60      1.58     1.59
Gross expenses prior to expense
 reimbursement(4)                      %     1.37       1.50      1.64      1.66      1.56      1.56     1.63
Net investment income (loss) after
 expense reimbursement(4)              %    (1.21)     (1.20)    (1.04)    (1.33)    (1.05)    (0.91)   (0.66)
Portfolio turnover                     %      154         55       154       200       153       114       98


                                                                     Class B
                                        -----------------------------------------------------------------
                                           Six
                                          months      Three
                                          ended      months                                      May 31,
                                         Dec. 31,     ended            Year ended March 31,    1995(2) to
                                           1999      June 30,     --------------------------    March 31,
                                        (unaudited)  1999(1)      1999       1998       1997      1996
                                        -----------  -------      ----       ----       ----      ----
Per Share Operating Performance:
Net asset value, beginning of period   $   25.18       23.54      21.55      16.33      16.25     12.50
Income from investment operations:
Net investment income (loss)           $   (0.19)      (0.11)     (0.42)     (0.25)     (0.17)    (0.09)
Net realized and unrealized gains on
 investments                           $   13.67        1.75       3.42       6.74       0.25      3.84
Total from investment operations       $   13.48        1.64       3.00       6.49       0.08      3.75
Less distributions from:
Net investment income                  $      --          --         --         --         --        --
Net realized gains on investments      $    8.28          --       1.01       1.27         --        --
Net asset value, end of period         $   30.38       25.18      23.54      21.55      16.33     16.25
Total Return(3):                       %   62.09        6.97      14.59      40.84      (0.49)    30.00

Ratios/Supplemental Data:
Net assets, end of period (000's)      $  85,201      49,335     45,876     46,806     29,002    11,186
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %    2.00        2.14       2.22       2.22       2.25      2.22
Gross expenses prior to expense
 reimbursement(4)                      %    2.02        2.14       2.29       2.21       2.66      3.39
Net investment income (loss) after
 expense reimbursement(4)              %   (1.84)      (1.85)     (1.69)     (1.99)     (1.69)    (1.61)
Portfolio turnover                     %     154          55        154        200        153       114

                                                                        Class C
                                           -----------------------------------------------------------------
                                              Six
                                             months      Three
                                             ended       months
                                            Dec. 31,     ended                  Year ended March 31,
                                              1999      June 30,   -----------------------------------------
                                           (unaudited)   1999(1)   1999      1998     1997     1996     1995
                                           -----------   -------   ----      ----     ----     ----     ----
Per Share Operating Performance:
Net asset value, beginning of period   $     19.78      18.49      17.15    16.48    18.06    13.45    13.18
Income from investment operations:
Net investment income (loss)           $     (0.16)     (0.09)     (0.61)   (0.28)   (0.32)   (0.27)   (0.17)
Net realized and unrealized gains on
 investments                           $     10.74       1.38       2.97     6.26     0.62     4.88     0.44
Total from investment operations       $     10.58       1.29       2.36     5.98     0.30     4.61     0.27
Less distributions from:
Net investment income                  $        --         --         --       --       --       --       --
Net realized gains on investments      $      6.50         --       1.02     5.31     1.88       --       --
Net asset value, end of period         $     23.86      19.78      18.49    17.15    16.48    18.06    13.45
Total Return(3):                       %     62.05       6.98      14.60    40.95     0.56    34.28     2.05

Ratios/Supplemental Data:
Net assets, end of period (000's)      $   220,867    144,832    141,685  166,849  157,501  177,461  143,390
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %      2.00       2.14       2.23     2.27     2.14     2.14     2.24
Gross expenses prior to expense
 reimbursement(4)                      %      2.02       2.14       2.30     2.33     2.17     2.14     2.24
Net investment income (loss) after
 expense reimbursement(4)              %     (1.84)     (1.85)     (1.70)   (2.01)   (1.59)   (1.47)   (1.30)
Portfolio turnover                     %       154         55        154      200      153      114       98

----------
(1) Effective May 24, 1999, Pilgrim Investments Inc. became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                   Pilgrim MidCap Growth Fund 93

                                                                       Financial
PILGRIM GROWTH + VALUE FUND                                           Highlights
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                          Class A(1)                      Class B(1)
                                                 --------------------------      ---------------------------
                                                    Year ended October 31,           Year ended October 31,
                                                 1999       1998       1997      1999       1998        1997
                                                 ----       ----       ----      ----       ----        ----
Operating performance:
Net asset value at the beginning of
the period                                   $    10.44     12.15      10.00      10.29      12.08      10.00
Net investment loss                          $    (0.17)    (0.11)     (0.05)     (0.27)     (0.16)     (0.08)
Net realized and unrealized gain on
investments                                  $     9.49     (1.42)      2.20       9.32      (1.45)      2.16
Total from investment operations             $     9.32     (1.53)      2.15       9.05      (1.61)      2.08
Dividends from net realized gain (loss)
on investments sold                          $       --     (0.18)        --         --      (0.18)        --
Total distributions                          $
Net asset value at the end of the period     $    19.76     10.44      12.15      19.34      10.29      12.08
Total investment return(2)                   %    89.27    (12.63)     21.50      87.95     (13.38)     20.80

Ratios and supplemental data:
Net assets at the end of the period ($000s)  $   81,225    33,425     34,346    227,227    105,991     76,608
Ratio of expenses to average net assets(3)   %     1.69      1.72       1.84       2.39       2.45       2.55
Ratio of expense reimbursement to average
net assets(3)                                %       --        --       0.02         --         --       0.02
Ratio of net investment loss to average
net assets(3)                                %    (1.30)    (0.92)     (0.94)     (2.00)     (1.67)     (1.68)
Portfolio turnover rate                      %      197       162        144        197        162        144

                                                          Class C(1)
                                                   --------------------------
                                                    Year ended October 31,
                                                   1999       1998       1997
                                                   ----       ----       ----
Operating performance:
Net asset value at the beginning of
the period                                   $     10.29      12.08      10.00
Net investment loss                          $     (0.26)     (0.16)     (0.08)
Net realized and unrealized gain on
investments                                  $      9.30      (1.45)      2.16
Total from investment operations             $      9.04      (1.61)      2.08
Dividends from net realized gain (loss)
on investments sold                          $        --      (0.18)        --
Total distributions                          $
Net asset value at the end of the period     $     19.33      10.29      12.08
Total investment return(2)                   %     87.85     (13.38)     20.80

Ratios and supplemental data:
Net assets at the end of the period ($000s)  $    84,391     37,456     26,962
Ratio of expenses to average net assets(3)   %      2.40       2.46       2.56
Ratio of expense reimbursement to average
net assets(3)                                %        --         --       0.02
Ratio of net investment loss to average
net assets(3)                                %     (2.01)     (1.69)     (1.70)
Portfolio turnover rate                      %       197        162        144

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

94 Pilgrim Growth + Value Fund

Financial
Highlights                                   PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                                                 Class A
                                                                           Year ended December 31,
                                                           --------------------------------------------------
                                                           1999       1998      1997       1996       1995(1)
                                                           ----       ----      ----       ----       -------
Operating performance:
Net asset value, beginning of the period             $     29.00      27.77     24.72      20.92      19.56
Net investment loss                                  $     (0.32)     (0.27)    (0.02)     (0.04)     (0.09)
Net realized and unrealized gain on investments      $     38.23       2.23      3.68       3.84       2.48
Total from investment operations                     $     37.91       1.96      3.66       3.80       2.39
Distributions from net realized gain                 $     (7.56)     (0.73)    (0.61)        --      (1.03)
Total distributions                                  $     (7.56)     (0.73)    (0.61)        --      (1.03)
Net asset value, end of the period                   $     59.35      29.00     27.77      24.72      20.92
Total return(2)                                      %    146.94       7.59     14.92      18.16      12.20

Ratios and supplemental data:
Net assets at the end of the period (000s)           $   123,377     45,461    78,160     65,660      2,335
Ratio of expenses to average net assets after
reimbursement                                        %      1.43       1.47      1.43       1.46       1.50 (3)
Ratio of expenses to average net assets prior
to expense reimbursement                             %      1.43       1.47      1.43       1.47       1.50 (3)
Ratio of net investment loss to average net assets   %     (1.21)     (0.70)    (0.07)     (0.30)     (0.91)(3)
Portfolio turnover                                   %       223        257       175        140         71

                                                                                Class B
                                                                         Year ended December 31,
                                                            -----------------------------------------------
                                                            1999      1998      1997      1996      1995(1)
                                                            ----      ----      ----      ----      -------
Operating performance:
Net asset value, beginning of the period             $     28.26     27.27     24.46     20.84     19.56
Net investment loss                                  $     (0.60)    (0.48)    (0.19)    (0.12)    (0.12)
Net realized and unrealized gain on investments      $     36.96      2.20      3.61      3.74      2.43
Total from investment operations                     $     36.36      1.72      3.42      3.62      2.31
Distributions from net realized gain                 $     (7.56)    (0.73)    (0.61)       --     (1.03)
Total distributions                                  $     (7.56)    (0.73)    (0.61)       --     (1.03)
Net asset value, end of the period                   $     57.06     28.26     27.27     24.46     20.84
Total return(2)                                      %    145.24      6.84     14.10     17.37     11.79

Ratios and supplemental data:
Net assets at the end of the period (000s)           $   264,677   124,065   169,516   126,859     1,491
Ratio of expenses to average net assets after
reimbursement                                        %      2.15      2.18      2.15      2.17      2.20 (3)
Ratio of expenses to average net assets prior
to expense reimbursement                             %      2.15      2.18      2.15      2.18      2.21 (3)
Ratio of net investment loss to average net assets   %     (1.93)    (1.43)    (0.78)    (1.01)    (1.64)(3)
Portfolio turnover                                   %       223       257       175       140        71

                                                                          Class C
                                                                   Year ended December 31,
                                                          ------------------------------------------
                                                          1999      1998     1997    1996    1995(1)
                                                          ----      ----     ----    ----    -------
Operating performance:
Net asset value, beginning of the period             $    28.24    27.26    24.46    20.84    19.56
Net investment loss                                  $    (0.53)   (0.55)   (0.20)   (0.13)   (0.15)
Net realized and unrealized gain on investments      $    36.83     2.26     3.61     3.75     2.46
Total from investment operations                     $    36.30     1.71     3.41     3.62     2.31
Distributions from net realized gain                 $    (7.56)   (0.73)   (0.61)      --    (1.03)
Total distributions                                  $    (7.56)   (0.73)   (0.61)      --    (1.03)
Net asset value, end of the period                   $    56.98    28.24    27.26    24.46    20.84
Total return(2)                                      %   145.12     6.81    14.06    17.37    11.79

Ratios and supplemental data:
Net assets at the end of the period (000s)           $   72,581   29,746   51,460   37,342       62
Ratio of expenses to average net assets after
reimbursement                                        %     2.18     2.22     2.18     2.20     2.20 (3)
Ratio of expenses to average net assets prior
to expense reimbursement                             %     2.18     2.22     2.18     2.21     2.23 (3)
Ratio of net investment loss to average net assets   %    (1.96)   (1.45)   (0.82)   (1.03)   (1.60)(3)
Portfolio turnover                                   %      223      257      175      140       71

                                                                          Class T
                                                                   Year ended December 31,
                                                          ------------------------------------------
                                                          1999     1998     1997     1996      1995
                                                          ----     ----     ----     ----      ----
Operating performance:
Net asset value, beginning of the period             $    28.36    27.34    24.48    20.84    19.64
Net investment loss                                  $    (0.65)   (0.51)   (0.18)   (0.21)   (0.34)
Net realized and unrealized gain on investments      $    37.24     2.26     3.65     3.85     2.57
Total from investment operations                     $    36.59     1.75     3.47     3.64     2.23
Distributions from net realized gain                 $    (7.56)   (0.73)   (0.61)      --    (1.03)
Total distributions                                  $    (7.56)   (0.73)   (0.61)      --    (1.03)
Net asset value, end of the period                   $    57.39    28.36    27.34    24.48    20.84
Total return(2)                                      %   145.51     6.94    14.29    17.47    11.34

Ratios and supplemental data:
Net assets at the end of the period (000s)           $   33,634   18,203   32,800   35,670   33,557
Ratio of expenses to average net assets after
reimbursement                                        %     2.06     2.10     1.99     2.07     2.16
Ratio of expenses to average net assets prior
to expense reimbursement                             %     2.06     2.10     1.99     2.11     2.16
Ratio of net investment loss to average net assets   %    (1.85)   (1.33)   (0.62)   (0.89)   (1.50)
Portfolio turnover                                   %      223      257      175      140       71

----------
(1)  Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                          Pilgrim SmallCap Opportunities Fund 95

                                                                       Financial
PILGRIM SMALLCAP GROWTH FUND                                          Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                             Class A
                                           -------------------------------------------------------------------------
                                              Six
                                             months      Three
                                             ended       months
                                            Dec. 31,     ended                   Year ended March 31,
                                              1999      June 30,    ------------------------------------------------
                                           (unaudited)   1999(1)    1999       1998       1997       1996       1995
                                           -----------   -------    ----       ----       ----       ----       ----
Per Share Operating Performance:
Net asset value, beginning of period   $      19.08      16.72      19.75      15.15      17.93      13.06      12.10
Income from investment operations:
Net investment income (loss)           $      (0.09)     (0.06)     (0.85)     (0.08)     (0.22)     (0.20)     (0.16)
Net realized and unrealized gains on
 investments                           $       8.27       2.42       0.69       6.91      (0.66)      5.09       1.12
Total from investment operations       $       8.18       2.36      (0.16)      6.83      (0.88)      4.89       0.96
Less distributions from:
Net investment income                  $         --         --         --         --         --         --         --
Net realized gains on investments      $       9.73         --       2.87       2.23       1.90       0.02         --
Net asset value, end of period         $      17.53      19.08      16.72      19.75      15.15      17.93      13.06
Total Return(3):                       %      53.23      14.11       0.37      46.32      (6.26)     37.48       7.93

Ratios/Supplemental Data:
Net assets, end of period (000's)      $    148,392    102,641     94,428    201,943    121,742    138,155    106,725
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %       1.59       1.70       1.85       1.89       1.72       1.74       1.86
Gross expenses prior to expense
 reimbursement(4)                      %       1.63       1.74       1.95       1.90       1.72       1.74       1.84
Net investment income (loss) after
 expense reimbursement(4)              %      (1.31)     (1.46)     (1.32)     (1.85)     (1.26)     (1.20)     (1.27)
Portfolio turnover                     %         48         32         90         92        113        130        100


                                                                         Class B
                                           ----------------------------------------------------------------
                                              Six
                                             months      Three
                                             ended       months                                     May 31,
                                            Dec. 31,     ended           Year ended March 31,     1995(2) to
                                              1999      June 30,     --------------------------    March 31,
                                           (unaudited)   1999(1)     1999       1998       1997      1996
                                           -----------   -------     ----       ----       ----      ----
Per Share Operating Performance:
Net asset value, beginning of period   $      24.05       21.12      22.53      15.51      16.69     12.50
Income from investment operations:
Net investment income (loss)           $      (0.16)      (0.12)     (0.53)     (0.27)     (0.21)    (0.14)
Net realized and unrealized gains on
 investments                           $      10.40        3.05       0.33       7.29      (0.97)     4.33
Total from investment operations       $      10.24        2.93      (0.20)      7.02      (1.18)     4.19
Less distributions from:
Net investment income                  $         --          --         --         --         --        --
Net realized gains on investments      $      12.24          --       1.21         --         --        --
Net asset value, end of period         $      22.05       24.05      21.12      22.53      15.51     16.69
Total Return(3):                       %      52.82       13.87      (0.29)     45.26      (7.07)    33.52

Ratios/Supplemental Data:
Net assets, end of period (000's)      $
Ratios to average net assets:                76,897      49,448     45,140     55,215     28,030    13,626
Net expenses after expense
 reimbursement(4)                      %       2.24        2.35       2.57       2.62       2.61      2.58
Gross expenses prior to expense
 reimbursement(4)                      %       2.28        2.39       2.66       2.63       2.73      3.26
Net investment income (loss) after
 expense reimbursement(4)              %      (1.96)      (2.11)     (2.03)     (2.59)     (2.13)    (2.09)
Portfolio turnover                     %         48          32         90         92        113       130

                                                                           Class C
                                           -----------------------------------------------------------------------
                                              Six
                                             months       Three
                                             ended        months
                                            Dec. 31,      ended                    Year ended March 31,
                                              1999       June 30,   ----------------------------------------------
                                           (unaudited)    1999(1)   1999      1998      1997       1996       1995
                                           -----------    -------   ----      ----      ----       ----       ----
Per Share Operating Performance:
Net asset value, beginning of period   $      18.81        16.51    18.62     14.69     17.62      12.96      12.07
Income from investment operations:
Net investment income (loss)           $      (0.13)       (0.09)   (0.84)    (0.38)    (0.31)     (0.29)     (0.22)
Net realized and unrealized gains on
 investments                           $       8.14         2.39     0.61      6.84     (0.63)      5.03       1.11
Total from investment operations       $       8.11         2.30    (0.23)     6.46     (0.94)      4.74       0.89
Less distributions from:
Net investment income                  $         --           --       --        --        --         --         --
Net realized gains on investments      $       9.57           --     1.88      2.53      1.99       0.08         --
Net asset value, end of period         $      17.25        18.81    16.51     18.62     14.69      17.62      12.96
Total Return(3):                       %      52.94        13.93    (0.24)    45.40     (6.81)     37.18       7.37

Ratios/Supplemental Data:
Net assets, end of period (000's)      $    213,994      153,471  144,597   225,025   182,907    207,332    157,292
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %       2.24         2.35     2.51      2.57      2.35       2.35       2.44
Gross expenses prior to expense
 reimbursement(4)                      %       2.28         2.39     2.60      2.59      2.35       2.35       2.44
Net investment income (loss) after
 expense reimbursement(4)              %      (1.96)       (2.11)   (1.97)    (2.53)    (1.89)     (1.81)     (1.85)
Portfolio turnover                     %         48           32       90        92       113        130        100

----------
(1) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

96 Pilgrim SmallCap Growth Fund

Financial
Highlights                                          PILGRIM BANK AND THRIFT FUND
--------------------------------------------------------------------------------

For the year ended June 30, 1999, the six-month period ended June 30, 1998 and the years ended December 31, 1997, 1996, and 1995, the information in the table below, with the exception of the six months ended December 31, 1999 and the information in the row labeled "Total Investment Return at Net Asset Value" for periods prior to January 1, 1997, have been audited by KPMG LLP, independent auditors. For all periods ending prior to December 31, 1995, the financial information, with the exception of the information in the row labeled "Total Investment Return at Net Asset Value" has not been audited for periods prior to January 1, 1997. Prior to October 17, 1997, the Class A shares were designated as Common Stock and the Fund operated as a closed-end investment company.

                                                                               Class A
                                                   ----------------------------------------------------------------
                                                      Six
                                                     months                Six
                                                     ended        Year    months
                                                    Dec. 31,     ended    ended          Year ended December 31,
                                                      1999      June 30,  June 30,   ------------------------------
                                                   (unaudited)    1999    1998(3)    1997     1996   1995(1)   1994
                                                   -----------    ----    -------    ----     ----   -------   ----
Per Share Operating Performance:
Net asset value, beginning of year             $     24.38      27.52     25.87      17.84    14.83   10.73    11.87
Income (loss) from  investment operations:
Net investment income                          $      0.15       0.29      0.11       0.34     0.32    0.31     0.26
Net realized and unrealized gains (loss)
on investments                                 $     (4.21)     (2.70)     1.54      10.83     5.18    4.78    (0.53)
Total from investment operations               $     (4.06)     (2.41)     1.65      11.17     5.50    5.09    (0.27)
Less distributions from:
Net investment income                          $      0.25       0.18        --       0.31     0.35    0.34     0.22
Net realized gains on investments              $      2.73       0.55        --       2.65     2.14    0.65     0.65
Tax return of capital                          $        --         --        --       0.18       --      --       --
Net asset value, end of year                   $     17.34      24.38     27.52      25.87    17.84   14.83    10.73
Closing market price, end of year                       --         --        --         --    15.75   12.88     9.13
Total Investment Return at Market Value(4)     %        --         --        --         --    43.48   52.81    (8.85)
Total Investment Return at Net Asset Value(5)  %    (18.04)     (8.61)     6.38      64.86    41.10   49.69    (1.89)

Ratios/Supplemental Data:
Net assets, end of year ($millions)            $       258        403       549        383      252     210      152
Ratio to average net assets:
Expenses(6)                                    %      1.43       1.39      1.20       1.10     1.01    1.05     1.28
Net investment income(6)                       %      1.15       1.09      0.94       1.39     1.94    2.37     2.13
Portfolio turnover rate                        %         5         29         2         22       21      13       14

                                                                       Class B
                                                   ------------------------------------------------
                                                      Six
                                                     months                     Six
                                                     ended          Year       months      Oct. 20,
                                                    Dec. 31,       ended       ended      1997(2) to
                                                      1999        June 30,    June 30,     Dec. 31,
                                                   (unaudited)      1999      1998(3)        1997
                                                   -----------      ----      -------        ----
Per Share Operating Performance:
Net asset value, beginning of year             $     24.21         27.40       25.85        25.25
Income (loss) from  investment operations:
Net investment income                          $      0.05          0.08        0.01         0.04
Net realized and unrealized gains (loss)
on investments                                 $     (4.17)        (2.66)       1.54         2.92
Total from investment operations               $     (4.12)        (2.58)       1.55         2.96
Less distributions from:
Net investment income                          $      0.03          0.06          --         0.04
Net realized gains on investments              $      2.73          0.55          --         2.04
Tax return of capital                          $        --            --          --         0.28
Net asset value, end of year                   $     17.33         24.21       27.40        25.85
Closing market price, end of year                       --            --          --           --
Total Investment Return at Market Value(4)     %        --            --          --           --
Total Investment Return at Net Asset Value(5)  %    (18.34)        (9.31)       6.00        11.88

Ratios/Supplemental Data:
Net assets, end of year ($millions)            $       207           343         360           76
Ratio to average net assets:
Expenses(6)                                    %      2.18          2.14        1.95         1.89
Net investment income(6)                       %      0.40          0.34        0.19         0.99
Portfolio turnover rate                        %         5            29           2           22

----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(2)  Commencement of offering shares.
(3)  Effective June 30, 1998,  Bank and Thrift Fund changed its year end to June
     30.
(4) Total return was calculated at market value without deduction of sales commissions and assuming reinvestment of all dividends and distributions during the period.
(5) Total return is calculated at net asset value without deduction of sales commissions and assumes reinvestment of all dividends and distributions during the period. Total investment returns based on net asset value, which can be higher or lower than market value, may result in substantially different returns than total return based on market value. For all periods prior to January 1, 1997, the total returns presented are unaudited.
(6)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim Bank and Thrift Fund 97

                                                                       Financial
PILGRIM WORLDWIDE GROWTH FUND                                         Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                         Class A
                                           ---------------------------------------------------------------
                                              Six
                                             months     Three
                                             ended      months
                                            Dec. 31,    ended                Year ended March 31,
                                              1999     June 30,   ----------------------------------------
                                           (unaudited)  1999(1)   1999     1998     1997     1996     1995
                                           -----------  -------   ----     ----     ----     ----     ----
Per Share Operating Performance:
Net asset value, beginning of period   $     23.58      21.39    19.33    16.88    16.57    14.29    14.94
Income from investment operations:
Net investment income (loss)           $     (0.11)        --    (0.02)    0.04    (0.16)   (0.07)   (0.05)
Net realized and unrealized gains on
 investments                           $     10.71       2.19     5.78     5.33     2.20     2.86    (0.09)
Total from investment operations       $     10.60       2.19     5.76     5.37     2.04     2.79    (0.14)
Less distributions from:
Net investment income                  $        --         --     0.06       --       --     0.12     0.02
Net realized gains on investments      $      3.07         --     3.64     2.92     1.73     0.39     0.49
Net asset value, end of period         $     31.11      23.58    21.39    19.33    16.88    16.57    14.29
Total Return(3):                       %     47.79      10.24    33.56    34.55    12.51    19.79    (0.90)

Ratios/Supplemental Data:
Net assets, end of period (000's)      $   150,384     66,245   49,134   38,647   24,022   23,481   22,208
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %      1.61       1.75     1.86     1.86     1.85     1.85     1.85
Gross expenses prior to expense
 reimbursement(4)                      %      1.61       1.75     2.02     2.21     2.17     2.17     2.18
Net investment income (loss) after
 expense reimbursement(4)              %     (1.13)     (0.03)   (0.62)   (0.69)   (0.93)   (0.35)   (0.42)
Portfolio turnover                     %        92         57      247      202      182      132       99

                                                                      Class B
                                           --------------------------------------------------------------
                                              Six
                                             months       Three
                                             ended        months                                  May 31,
                                            Dec. 31,      ended        Year ended March 31,     1995(2) to
                                              1999       June 30,    ------------------------    March 31,
                                           (unaudited)    1999(1)    1999      1998      1997      1996
                                           -----------    -------    ----      ----      ----      ----
Per Share Operating Performance:
Net asset value, beginning of period   $      26.64        24.21     20.10     16.02     14.34     12.50
Income from investment operations:
Net investment income (loss)           $      (0.17)       (0.03)    (0.08)    (0.17)    (0.14)    (0.05)
Net realized and unrealized gains on
 investments                           $      12.02         2.46      6.25      5.44      1.82      1.89
Total from investment operations       $      11.85         2.43      6.17      5.27      1.68      1.84
Less distributions from:
Net investment income                  $         --           --      0.01        --        --        --
Net realized gains on investments      $       3.46           --      2.05      1.19        --        --
Net asset value, end of period         $      35.03        26.64     24.21     20.10     16.02     14.34
Total Return(3):                       %      47.25        10.04     32.74     34.03     11.72     14.72

Ratios/Supplemental Data:
Net assets, end of period (000's)      $     82,286       27,938    18,556    10,083     5,942     1,972
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %       2.26         2.40      2.51      2.51      2.50      2.50
Gross expenses prior to expense
 reimbursement(4)                      %       2.26         2.40      2.67      2.70      4.81      9.50
Net investment income (loss) after
 expense reimbursement(4)              %      (1.78)       (0.68)    (1.31)    (1.37)    (1.62)    (1.28)
Portfolio turnover                     %         92           57       247       202       182       132

                                                                      Class C
                                           ----------------------------------------------------------------
                                              Six
                                             months       Three
                                             ended        months
                                            Dec. 31,      ended             Year ended March 31,
                                              1999       June 30,  ----------------------------------------
                                           (unaudited)   1999(1)   1999     1998     1997     1996     1995
                                           -----------   -------   ----     ----     ----     ----     ----
Per Share Operating Performance:
Net asset value, beginning of period   $     23.69      21.52     19.05    16.92    16.76    14.44    14.86
Income from investment operations:
Net investment income (loss)           $     (0.19)     (0.04)    (0.20)   (0.19)   (0.28)   (0.21)   (0.15)
Net realized and unrealized gains on
 investments                           $     10.72       2.21      5.83     5.41     2.23     2.92    (0.08)
Total from investment operations       $     10.53       2.17      5.63     5.22     1.95     2.71    (0.23)
Less distributions from:
Net investment income                  $        --         --      0.01       --       --     0.01       --
Net realized gains on investments      $      3.08         --      3.15     3.09     1.79     0.38     0.19
Net asset value, end of period         $     31.14      23.69     21.52    19.05    16.92    16.76    14.44
Total Return(3):                       %     47.25      10.08     32.73    33.72    11.81    18.95    (1.49)

Ratios/Supplemental Data:
Net assets, end of period (000's)      $   190,853    111,250    98,470   84,292   70,345   71,155   71,201
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %      2.26       2.40      2.51     2.51     2.50     2.50     2.50
Gross expenses prior to expense
 reimbursement(4)                      %      2.26       2.40      2.67     2.77     2.61     2.57     2.57
Net investment income (loss) after
 expense reimbursement(4)              %     (1.78)     (0.68)    (1.28)   (1.34)   (1.57)   (0.99)   (1.06)
Portfolio turnover                     %        92         57       247      202      182      132       99

----------
(1) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

98 Pilgrim Worldwide Growth Fund

Financial
Highlights                                      PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

For the years ended 1999, 1998 and 1997, the information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors. For all periods ending prior to October 31, 1997, the financial information was audited by other independent auditors.

                                                           Class A
                                                    Year ended October 31,
                                         ---------------------------------------------
                                         1999      1998      1997      1996    1995(1)
                                         ----      ----      ----      ----    -------
Operating performance
 Net asset value at the beginning
 of the period                      $     11.88     10.90     9.05       8.10    7.64
 Net investment income (loss)       $       .08      0.11    (0.09)      0.14    0.09
 Net realized and unrealized gain
 on investments                     $      3.58      0.96     2.30       0.85    0.37
 Total from investment operations   $      3.66      1.07     2.21       0.99    0.46
 Dividends from net investment
 income                             $      (.12)       --    (0.14)     (0.04)     --
 Dividends from net realized gain
 on investments sold                $      (.67)    (0.09)   (0.22)        --      --
 Total distributions                $      (.79)    (0.09)   (0.36)     (0.04)     --
 Net asset value at the end
 of the period                      $     14.75     11.88    10.90       9.05    8.10
 Total investment return(3)         %     32.55      9.86    27.59      12.15    9.39(4)

Ratios and supplemental data
 Net assets at the end of the
 period ($000s)                     $   451,815   211,018   60,539     16,777   5,188
 Ratio of expenses to average
 net assets                         %      1.68      1.74     1.80       1.85    1.85(4)
 Ratio of expense reimbursement
 to average net assets              %        --        --     0.27       0.97    6.08(4)
 Ratio of net investment income
 to average net assets              %       .92      1.62     0.46       1.52    1.67(4)
 Portfolio turnover rate            %        29        32       26         74      --


                                             Class B                                   Class C
                                      Year ended October 31,                    Year ended October 31,
                                     -----------------------         ------------------------------------------
                                     1999     1998      1997         1999     1998     1997     1996    1995(1)
                                     ----     ----      ----         ----     ----     ----     ----    -------
Operating performance
 Net asset value at the beginning
 of the period                       11.76     10.87    10.00        11.75    10.86     8.93     8.05     7.61
 Net investment income (loss)          .01      0.07    (0.02)        0.00     0.06    (0.06)    0.05     0.06
 Net realized and unrealized gain
 on investments                       3.51      0.91     0.89         3.51     0.92     2.20     0.86     0.38
 Total from investment operations     3.52      0.98     0.87         3.51     0.98     2.14     0.91     0.44
 Dividends from net investment
 income                               (.04)       --       --         (.04)      --    (0.04)   (0.03)      --
 Dividends from net realized gain
 on investments sold                  (.67)    (0.09)      --         (.67)   (0.09)   (0.17)      --       --
 Total distributions                  (.71)    (0.09)      --         (.71)   (0.09)   (0.21)   (0.03)      --
 Net asset value at the end
 of the period                       14.57     11.76    10.87        14.55    11.75    10.86     8.93     8.05
 Total investment return(3)          31.55      9.16     8.70        31.50     9.07    25.92    11.39     8.89(4)

Ratios and supplemental data
 Net assets at the end of the
 period ($000s)                    278,871   145,976   59,185      310,227  137,651   62,103   14,530    5,749
 Ratio of expenses to average
 net assets                           2.41      2.47     2.50 (4)     2.41     2.47     2.50     2.50     2.50(4)
 Ratio of expense reimbursement
 to average net assets                  --        --     0.08 (4)       --       --     0.24     1.21     6.08(4)
 Ratio of net investment income
 to average net assets                 .18      0.69    (0.71)(4)      .19     0.68    (0.23)    0.62     1.13(4)
 Portfolio turnover rate                29        32       26           29       32       26       74       --

----------
(1) The mutual fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. At the close of business on April 18, 1997 (the "Closing"), the Pilgrim International Value Fund (formerly the "Northstar International Value Fund") acquired the net assets of the Brandes International Fund, pursuant to an Agreement of Reorganization dated February 4, 1997. On April 21, 1997, the Brandes International Fund was reorganized as the Northstar International Value Fund.
(2)  Class B commenced operations on April 18, 1997.
(3) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrim International Value Fund 99

                                                                       Financial
PILGRIM INTERNATIONAL CORE GROWTH FUND                                Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                    Class A
                                           -----------------------------------------------------------
                                           Six months     Three
                                             ended        months                         February 28,
                                            Dec. 31,      ended     Year ended March 31,  1997(1) to
                                              1999       June 30,   --------------------   March 31,
                                           (unaudited)    1999(2)     1999       1998        1997
                                           -----------    -------     ----       ----        ----
Per Share Operating Performance:
Net asset value, beginning of period   $      18.92       17.71      17.01      12.73        12.50
Income from investment operations:
Net investment income (loss)           $      (0.15)       0.04      (0.01)     (0.02)          --
Net realized and unrealized gains on
 investments                           $       9.74        1.17       1.02       4.56         0.23
Total from investment operations       $       9.59        1.21       1.01       4.54         0.23
Less distributions from:
Net investment income                  $         --          --       0.18         --           --
Net realized gains on investments      $       1.16          --       0.13       0.26           --
Net asset value, end of period         $      27.35       18.92      17.71      17.01        12.73
Total Return(3):                       %      52.07        6.83       5.90      36.10         1.76

Ratios/Supplemental Data:
Net assets, end of period (000's)      $     19,460      12,409     21,627     12,664            2
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %       1.75        1.77       1.89       1.96         1.95
Gross expenses prior to expense
 reimbursement(4)                      %       2.11        1.86       2.13       3.02     4,579.78
Net investment income (loss) after
 expense reimbursement(4)              %      (1.47)       0.50      (0.51)     (0.45)        0.00
Portfolio turnover                     %        103          67        214        274           76

                                                                   Class B
                                           ----------------------------------------------------------
                                            Six months    Three
                                              ended       months                         February 28,
                                             Dec. 31,     ended    Year ended March 31,  1997(1) to
                                              1999       June 30,  --------------------   March 31,
                                           (unaudited)   1999(2)      1999      1998        1997
                                           -----------   -------      ----      ----        ----
Per Share Operating Performance:
Net asset value, beginning of period   $      19.08        17.89       17.10      12.68       12.50
Income from investment operations:
Net investment income (loss)           $      (0.20)          --       (0.16)     (0.11)         --
Net realized and unrealized gains on
 investments                           $       9.76         1.19        1.05       4.66        0.18
Total from investment operations       $       9.56         1.19        0.89       4.55        0.18
Less distributions from:
Net investment income                  $         --           --        0.03         --          --
Net realized gains on investments      $       1.16           --        0.07       0.13          --
Net asset value, end of period         $      27.48        19.08       17.89      17.10       12.68
Total Return(3):                       %      51.40         6.65        5.24      35.31        1.44

Ratios/Supplemental Data:
Net assets, end of period (000's)      $     19,465       12,034      11,033      7,942           1
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %       2.40         2.36        2.53       2.61        2.59
Gross expenses prior to expense
 reimbursement(4)                      %       2.76         2.45        2.77       3.04   16,000.25
Net investment income (loss) after
 expense reimbursement(4)              %      (2.12)       (0.09)      (1.13)     (1.32)       0.00
Portfolio turnover                     %        103           67         214        274          76


                                                                 Class C
                                           -------------------------------------------------------
                                           Six Months    Three
                                             ended      months                         February 28,
                                            Dec. 31,     ended    Year ended March 31,  1997(1) to
                                              1999      June 30,  -------------------    March 31,
                                           (unaudited)  1999(2)    1999         1998       1997
                                           -----------  -------    ----         ----       ----
Per Share Operating Performance:
Net asset value, beginning of period   $      19.14      17.94     17.16       12.68      12.50
Income from investment operations:
Net investment income (loss)           $      (0.21)        --     (0.05)      (0.07)        --
Net realized and unrealized gains on
 investments                           $       9.80       1.20      0.94        4.55       0.18
Total from investment operations       $       9.59       1.20      0.89        4.48       0.18
Less distributions from:
Net investment income                  $         --         --      0.11          --         --
Net realized gains on investments      $       1.16         --        --          --         --
Net asset value, end of period         $      27.57      19.14     17.94       17.16      12.68
Total Return(3):                       %      51.46       6.69      5.22       35.25       1.44

Ratios/Supplemental Data:
Net assets, end of period (000's)      $     21,104     11,936    10,400       3,517         43
Ratios to average net assets:
Net expenses after expense
 reimbursement(4)                      %       2.40       2.36      2.55        2.61       2.41
Gross expenses prior to expense
 reimbursement(4)                      %       2.76       2.45      2.79        5.10      25.55
Net investment income (loss) after
 expense reimbursement(4)              %      (2.12)     (0.09)    (1.19)      (1.27)     (0.07)
Portfolio turnover                     %        103         67       214         274         76

----------
(1)  The Fund commenced operations on February 28, 1997.
(2) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

100 Pilgrim International Core Growth Fund

Financial
Highlights                            PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                          Class A
                                           -------------------------------------------------------------------
                                              Six
                                             months      Three
                                             ended      months                                       August 31,
                                            Dec. 31,     ended             Year ended March 31,     1994(1) to
                                              1999      June 30,   ------------------------------    March 31,
                                           (unaudited)   1999(3)   1999     1998     1997    1996      1995
                                           -----------   -------   ----     ----     ----    ----      ----
Per Share Operating Performance:
Net asset value, beginning of period   $      23.80      21.03     19.29    14.92    13.15   11.51     12.50
Income from investment operations:
Net investment income (loss)           $      (0.14)     (0.03)     0.02    (0.15)    0.04   (0.02)       --
Net realized and unrealized gains on
 investments                           $      19.00       2.80      3.21     5.36     1.88    1.79     (0.98)
Total from investment operations       $      18.86       2.77      3.23     5.21     1.92    1.77     (0.98)
Less distributions from:
Net investment income                  $         --         --        --       --     0.01    0.13      0.01
Net realized gains on investments      $       2.06         --      1.49     0.84     0.14      --        --
Net asset value, end of period         $      40.60      23.80     21.03    19.29    14.92   13.15     11.51
Total Return(4):                       %      81.29      13.17     17.26    36.31    14.67   15.46     (7.85)

Ratios/Supplemental Data:
Net assets, end of period (000's)      $    146,057     37,490    25,336   11,183    5,569   1,056       610
Ratios to average net assets:
Net expenses after expense
 reimbursement(5)                      %       1.65       1.84      1.94     1.96     1.95    1.95      1.95
Gross expenses prior to expense
 reimbursement(5)                      %       1.66       1.86      2.08     2.75     3.76   10.06      9.77
Net investment income (loss) after
 expense reimbursement(5)              %      (1.40)     (0.69)    (0.82)   (1.56)   (1.05)  (0.27)    (0.07)
Portfolio turnover                     %         71         44       146      198      206     141        75

                                                                     Class B
                                           -----------------------------------------------------------
                                              Six
                                             months      Three
                                             ended       months                              May 31,
                                            Dec. 31,     ended      Year ended March 31,    1995(2) to
                                              1999      June 30,  -----------------------    March 31,
                                           (unaudited)  1999(3)   1999     1998      1997      1996
                                           -----------  -------   ----     ----      ----      ----
Per Share Operating Performance:
Net asset value, beginning of period   $     25.33       22.43    20.16    15.89    13.96     12.50
Income from investment operations:
Net investment income (loss)           $     (0.24)      (0.07)   (0.20)   (0.15)   (0.15)    (0.02)
Net realized and unrealized gains on
 investments                           $     20.12        2.97     3.46     5.56     2.09      1.48
Total from investment operations       $     19.88        2.90     3.26     5.41     1.94      1.46
Less distributions from:
Net investment income                  $        --          --       --       --     0.01        --
Net realized gains on investments      $      2.19          --     0.99     1.14       --        --
Net asset value, end of period         $     43.02       25.33    22.43    20.16    15.89     13.96
Total Return(4):                       %     80.57       12.93    16.55    35.73    13.96     11.68

Ratios/Supplemental Data:
Net assets, end of period (000's)      $    77,785      19,331   16,158   12,033    5,080     1,487
Ratios to average net assets:
Net expenses after expense
 reimbursement(5)                      %      2.30        2.49     2.59     2.61     2.60      2.60
Gross expenses prior to expense
 reimbursement(5)                      %      2.31        2.51     2.73     2.98     4.89     16.15
Net investment income (loss) after
 expense reimbursement(5)              %     (2.02)      (1.34)   (1.45)   (2.20)   (1.66)    (0.64)
Portfolio turnover                     %        71          44      146      198      206       141

                                                                            Class C
                                           ---------------------------------------------------------------------
                                            Six months     Three
                                              ended        months                                     August 31,
                                             Dec. 31,      ended          Year ended March 31,        1994(1) to
                                              1999        June 30,   -------------------------------   March 31,
                                           (unaudited)    1999(3)    1999     1998     1997     1996     1995
                                           -----------    -------    ----     ----     ----     ----     ----

Per Share Operating Performance:
Net asset value, beginning of period   $     23.34        20.60     18.53    14.87    13.05     11.32    12.50
Income from investment operations:
Net investment income (loss)           $     (0.19)       (0.06)    (0.10)   (0.11)   (0.16)     0.01    (0.04)
Net realized and unrealized gains on
 investments                           $     18.36         2.80      3.09     5.09     1.98      1.72    (1.12)
Total from investment operations       $     18.17         2.74      2.99     4.98     1.82      1.73    (1.16)
Less distributions from:
Net investment income                  $        --           --        --       --       --        --     0.02
Net realized gains on investments      $      2.01           --      0.92     1.32       --        --       --
Net asset value, end of period         $     39.50        23.34     20.60    18.53    14.87     13.05    11.32
Total Return(4):                       %     80.48        13.31     16.55    35.63    13.98     15.30    (9.25)

Ratios/Supplemental Data:
Net assets, end of period (000's)      $    72,787       18,354    13,226    8,014    3,592       933       24
Ratios to average net assets:
Net expenses after expense
 reimbursement(5)                      %      2.30         2.49      2.59     2.61     2.60      2.60     2.61
Gross expenses prior to expense
 reimbursement(5)                      %      2.31         2.51      2.73     3.38     3.95     16.15    75.37
Net investment income (loss) after
 expense reimbursement(5)              %     (2.02)       (1.34)    (1.45)   (2.18)   (1.67)    (1.02)   (0.76)
Portfolio turnover                     %        71           44       146      198      206       141       75

----------
(1)  The Fund commenced operations on August 31, 1994.
(2)  Commencement of share offerings.
(3) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(5)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                  Pilgrim International SmallCap Growth Fund 101

                                                                      Financial
PILGRIM EMERGING MARKETS VALUE FUND                                   Highlights
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                            Class A(1)             Class B(1)             Class C(1)
                                                      ----------------------  ----------------------  ----------------------
                                                      Year ended October 31,  Year ended October 31,  Year ended October 31,
                                                         1999      1998           1999      1998         1999        1998
                                                         ----      ----           ----      ----         ----        ----
Operating performance
 Net asset value at the beginning of the period    $     7.69      10.00         7.65       10.00        7.63       10.00
 Net investment income                             $      .12       0.12          .08        0.09         .04        0.09
 Net realized and unrealized loss on investments   $     3.01      (2.43)        2.97       (2.44)       3.00       (2.46)
 Total from investment operations                  $     3.13      (2.31)        3.05       (2.35)       3.04       (2.37)
 Dividends from net investment income              $     (.14)                   (.10)                   (.11)
 Net asset value at the end of the period          $    10.68       7.69        10.60        7.65       10.56        7.63
 Total investment return(2)                        %    41.48     (23.10)       40.41      (23.50)      40.49      (23.70)

Ratios and supplemental data
 Net assets at the end of the period ($000s)       $    9,281      3,815        3,823       3,583       6,674       2,304
 Ratio of expenses to average net assets(3)        %     2.06       1.80         2.70        2.50        2.75        2.50
 Ratio of expense reimbursement to average net
 assets(3)                                         %      .15       2.08          .23        2.24         .16        2.37
 Ratio of net investment income to average net
 assets(3)                                         %     1.36       3.38          .67        2.55         .61        2.60
 Portfolio turnover rate                           %       38          7           38           7          38           7

----------
(1)  Class A, B and C commenced operations on January 1, 1998.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized.

102  Pilgrim Emerging Markets Value Fund

Financial
Highlights                                       PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by other independent auditors.

                                                                       Class A
                                           -----------------------------------------------------------------
                                             Six
                                            months       Three
                                            ended        months                                     Nov. 28,
                                           Dec. 31,      ended            Year Ended March 31,     1994(1) to
                                             1999       June 30,  --------------------------------   Mar. 31,
                                          (unaudited)   1999(3)   1999     1998     1997      1996     1995
                                          -----------   -------   ----     ----     ----      ----     ----
Per Share Operating Performance:
Net asset value, beginning of period   $     16.74       13.43    17.39    17.20    14.03     11.00    12.50
Income from investment operations:
Net investment income (loss)           $     (0.12)      (0.05)   (0.06)    0.03    (0.06)    (0.04)    0.04
Net realized and unrealized gains on
 investments                           $      5.39        3.36    (3.81)    1.22     3.51      3.15    (1.54)
Total from investment operations       $      5.27        3.31    (3.87)    1.25     3.45      3.11    (1.50)
Less distributions from:
Net investment income                  $        --          --     0.02       --       --      0.02       --
Net realized gains on investments      $        --          --     0.07     1.06     0.28      0.06       --
Net asset value, end of period         $     22.01       16.74    13.43    17.39    17.20     14.03    11.00
Total Return(4):                       %     31.64       24.65   (22.23)    8.06    24.79     28.43   (11.98)

Ratios/Supplemental Data:
Net assets, end of period (000's)      $    68,449      53,483   47,180   71,014   38,688     4,718    1,197
Ratios to average net assets:
Net expenses after expense
 reimbursement(5)                      %      2.07        2.13     2.27     2.26     2.25      2.25     2.25
Gross expenses prior to expense
 reimbursement(5)                      %      2.29        2.66     2.56     2.48     3.08      6.72     6.15
Net investment income (loss) after
 expense reimbursement(5)              %     (1.40)      (1.30)   (0.25)    0.55    (1.14)    (0.35)    1.09
Portfolio turnover                     %       110          67      213      243      176       118       61

                                                                    Class B
                                          -------------------------------------------------------------
                                             Six
                                            months      Three
                                            ended      months                                  May 31,
                                           Dec. 31,     ended       Year Ended March 31,     1995(2) to
                                             1999      June 30,   ------------------------    March 31,
                                          (unaudited)  1999(3)    1999      1998      1997      1996
                                          -----------  -------    ----      ----      ----      ----

Per Share Operating Performance:              16.98     13.64     17.64     17.29     14.02     12.50
Net asset value, beginning of period   $
Income from investment operations:           (0.18)    (0.07)    (0.22)    (0.07)    (0.11)    (0.04)
Net investment income (loss)           $
Net realized and unrealized gains on          5.44      3.41     (3.70)     1.26      3.47      1.56
 investments                           $      5.26      3.34     (3.92)     1.19      3.36      1.52
Total from investment operations       $
Less distributions from:                        --        --        --        --        --        --
Net investment income                  $        --        --      0.08      0.84      0.09        --
Net realized gains on investments      $     22.24     16.98     13.64     17.64     17.29     14.02
Net asset value, end of period         $     31.21     24.49    (22.23)     7.47     24.00     12.16
Total Return(4):                       %

Ratios/Supplemental Data:
Net assets, end of period (000's)      $    33,019    26,342    22,338    38,796    24,558     3,557
Ratios to average net assets:
Net expenses after expense
 reimbursement(5)                      %      2.72      2.75      2.91      2.91      2.90      2.90
Gross expenses prior to expense
 reimbursement(5)                      %      2.94      3.28      3.20      3.06      3.66      7.58
Net investment income (loss) after
 expense reimbursement(5)              %     (2.07)    (1.92)    (0.80)    (0.20)    (1.77)    (1.05)
Portfolio turnover                     %       110        67       213       243       176       118

                                                                     Class C
                                          ------------------------------------------------------------------
                                              Six
                                             months     Three
                                             ended      months                                      Nov. 28,
                                            Dec. 31,    ended            Year Ended March 31,      1994(1) to
                                             1999      June 30,   -------------------------------   Mar. 31,
                                          (unaudited)   1999(3)   1999     1998     1997     1996     1995
                                          -----------   -------   ----     ----     ----     ----     ----
Per Share Operating Performance:
Net asset value, beginning of period   $     16.35       13.14    16.98    16.81    13.71    10.79    12.50
Income from investment operations:
Net investment income (loss)           $     (0.17)      (0.07)   (0.27)   (0.12)   (0.10)   (0.05)      --
Net realized and unrealized gains on
 investments                           $      5.24        3.28    (3.49)    1.26     3.37     2.97    (1.70)
Total from investment operations       $      5.07        3.21    (3.76)    1.14     3.27     2.92    (1.70)
Less distributions from:
Net investment income                  $        --          --       --       --       --       --     0.01
Net realized gains on investments      $        --          --     0.08     0.97     0.17       --       --
Net asset value, end of period         $     21.42       16.35    13.14    16.98    16.81    13.71    10.79
Total Return(4):                       %     31.25       24.43   (22.21)    7.47    23.94    27.30   (13.64)

Ratios/Supplemental Data:
Net assets, end of period (000's)      $    30,442      24,230   19,246   36,986   29,376    4,345       59
Ratios to average net assets:
Net expenses after expense
 reimbursement(5)                      %      2.72        2.75     2.90     2.91     2.90     2.90     2.90
Gross expenses prior to expense
 reimbursement(5)                      %      2.94        3.28     3.19     3.09     3.12     6.23   242.59
Net investment income (loss) after
 expense reimbursement(5)              %     (2.07)      (1.92)   (0.77)   (0.26)   (1.75)   (1.06)   (0.04)
Portfolio turnover                     %       110          67      213      243      176      118       61

----------
(1)  The Fund commenced operations on November 28, 1994.
(2)  Commencement of offering shares.
(3) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(5)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrim Emerging Countries Fund 103

                                                                       Financial
PILGRIM ASIA-PACIFIC EQUITY FUND                                      Highlights
--------------------------------------------------------------------------------

The information in the table below, except for the six months ended December 31, 1999, has been audited by KPMG LLP, independent auditors.

                                                                        Class A
                                                 ---------------------------------------------------
                                                 Six months
                                                    ended                                 Ten months
                                                  Dec. 31,         Year ended June 30,      ended
                                                    1999        -----------------------    June 30,
                                                 (unaudited)    1999     1998      1997     1996(1)
                                                 -----------    ----     ----      ----     -------
Per Share Operating Performance:
Net asset value, beginning of period           $      7.22      4.46     10.93     10.35     10.00
Income from investment operations:
Net investment income (loss)                   $     (0.02)       --      0.03      0.02      0.03
Net realized and unrealized gain (loss)
on investments                                 $      1.73      2.76     (6.50)     0.58      0.34
Total from investment operations               $      1.71      2.76     (6.47)     0.60      0.37
Less distributions from:
Net investment income                          $        --        --        --        --        --
In excess of net investment income             $        --        --        --        --      0.02
Tax return of capital                          $        --        --        --      0.02        --
Net asset value, end of period                 $      8.93      7.22      4.46     10.93     10.35
Total Return(2):                               %     23.68     61.88    (59.29)     5.78      3.76

Ratios/Supplemental Data:
Net assets, end of period (000's)              $    17,309    14,417    11,796    32,485    18,371
Ratios to average net assets:
Net expenses after expense reimbursement(3)    %      2.00      2.00      2.00      2.00      2.00
Gross expenses prior to expense
reimbursement(3)                               %      2.88      2.98      2.80      2.54      3.47
Net investment income (loss) after expense
reimbursement(3)                               %     (0.65)     0.01      0.38      0.00      0.33
Portfolio turnover rate                        %        66       111        81        38        15

                                                                      Class B
                                                 ------------------------------------------------
                                                 Six months
                                                   ended                               Ten months
                                                  Dec. 31,         Year ended June 30,   ended
                                                    1999       ----------------------   June 30,
                                                 (unaudited)   1999     1998     1997    1996(1)
                                                 -----------   ----     ----     ----    -------
Per Share Operating Performance:
Net asset value, beginning of period           $    7.02       4.37     10.83    10.31    10.00
Income from investment operations:
Net investment income (loss)                   $   (0.05)     (0.04)    (0.03)   (0.07)   (0.01)
Net realized and unrealized gain (loss)
on investments                                 $    1.68       2.69     (6.43)    0.59     0.32
Total from investment operations               $    1.63       2.65     (6.46)    0.52     0.31
Less distributions from:
Net investment income                          $      --         --        --       --       --
In excess of net investment income             $      --         --        --       --       --
Tax return of capital                          $      --         --        --       --       --
Net asset value, end of period                 $    8.65       7.02      4.37    10.83    10.31
Total Return(2):                               %   23.22      60.64    (59.65)    5.04     3.19

Ratios/Supplemental Data:
Net assets, end of period (000's)              $  16,393     12,959     9,084   30,169   17,789
Ratios to average net assets:
Net expenses after expense reimbursement(3)    %    2.75       2.75      2.75     2.75     2.75
Gross expenses prior to expense
reimbursement(3)                               %    3.63       3.73      3.55     3.29     4.10
Net investment income (loss) after expense
reimbursement(3)                               %   (1.40)     (0.74)    (0.39)   (0.79)   (0.38)
Portfolio turnover rate                        %      66        111        81       38       15

                                                                      Class M
                                                  ------------------------------------------------
                                                  Six months
                                                   ended                                Ten months
                                                  Dec. 31,        Year ended June 30,      ended
                                                    1999        ----------------------    June 30,
                                                 (unaudited)    1999     1998     1997    1996(1)
                                                 -----------    ----     ----     ----    -------
Per Share Operating Performance:
Net asset value, beginning of period           $    7.07       4.40    10.86    10.32    10.00
Income from investment operations:
Net investment income (loss)                   $   (0.04)     (0.02)      --    (0.05)      --
Net realized and unrealized gain (loss)
on investments                                 $    1.69       2.69    (6.46)    0.59     0.33
Total from investment operations               $    1.65       2.67    (6.46)    0.54     0.33
Less distributions from:
Net investment income                          $      --         --       --       --       --
In excess of net investment income             $      --         --       --       --     0.01
Tax return of capital                          $      --         --       --       --       --
Net asset value, end of period                 $    8.72       7.07     4.40    10.86    10.32
Total Return(2):                               %   23.34      60.68   (59.48)    5.26     3.32

Ratios/Supplemental Data:
Net assets, end of period (000's)              $   7,954      5,184    4,265   11,155    6,476
Ratios to average net assets:
Net expenses after expense reimbursement(3)    %    2.50       2.50     2.50     2.50     2.50
Gross expenses prior to expense
reimbursement(3)                               %    3.38       3.48     3.30     3.04     3.88
Net investment income (loss) after expense
reimbursement(3)                               %   (1.15)     (0.49)   (0.07)   (0.55)   (0.16)
Portfolio turnover rate                        %      66        111       81       38       15

----------
(1)  The Fund commenced operations on September 1, 1995.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(3)  Annualized.

104  Pilgrim Asia-Pacific Equity Fund

Financial
Highlights                             PILGRIM GOVERNMENT SECURITIES INCOME FUND
--------------------------------------------------------------------------------

The information in the table below, except for the six months ended December 31, 1999, has been audited by KPMG LLP, independent auditors.

                                                                            Class A
                                                     --------------------------------------------------------
                                                     Six months
                                                       ended
                                                      Dec. 31,            Year ended June 30,
                                                        1999      -------------------------------------------
                                                     (unaudited)  1999      1998     1997     1996    1995(1)
                                                     -----------  ----      ----     ----     ----    -------
Per Share Operating Performance:
Net asset value, beginning of period              $     12.35      12.88    12.71    12.59    12.97    12.73
Income from investment operations:
Net investment income (loss)                      $      0.35       0.76     0.64     0.69     0.75     0.84
Net realized and unrealized gain (loss)
on investments                                    $     (0.37)     (0.52)    0.30     0.20    (0.32)    0.24
Total from investment operations                  $     (0.02)      0.24     0.94     0.89     0.43     1.08
Less distributions from:
Net investment income                             $      0.38       0.77     0.77     0.73     0.75     0.84
In excess of net investment income                $        --         --       --     0.04     0.06       --
Tax return of capital                             $      0.38       0.77     0.77     0.77     0.81     0.84
Net asset value, end of period                    $     11.95      12.35    12.88    12.71    12.59    12.97
Total Return(3)                                   %     (0.20)      1.89     7.63     7.33     3.34     8.96

Ratios/Supplemental Data:
Net assets, end of period (000's)                 $    19,304     21,060   23,682   29,900   38,753   43,631
Ratios to average net assets:
Net expenses after expense reimbursement(4)       %      1.52       1.40     1.50     1.42     1.51     1.40
Gross expenses prior to expense reimbursement(4)
Net investment income (loss) after expense        %      1.52       1.40     1.58     1.42     1.57     1.54
reimbursement(4)
Portfolio turnover rate                           %      5.69       6.05     5.13     5.78     5.64     6.37
                                                  %        41         58      134      172      170      299

                                                                           Class B                           Class C
                                                     ------------------------------------------------ ------------------------
                                                     Six months                                        Six months
                                                       ended                                July 17,     ended       June 11,
                                                      Dec. 31,       Year ended June 30,   1995(2) to   Dec. 31,    1999(2) to
                                                        1999      -----------------------   June 30,     1999        June 30,
                                                     (unaudited)  1999     1998      1997    1995(1)  (unaudited)      1999
                                                     -----------  ----     ----      ----    -------  -----------      ----
Per Share Operating Performance:
Net asset value, beginning of period              $    12.30      12.84     12.68    12.59    12.95      12.43        12.24
Income from investment operations:
Net investment income (loss)                      $     0.30       0.69      0.60     0.67     0.66      (1.62)        2.05
Net realized and unrealized gain (loss)
on investments                                    $    (0.36)     (0.54)     0.24     0.11    (0.37)      1.56        (1.86)
Total from investment operations                  $    (0.06)      0.15      0.84     0.78     0.29      (0.06)        0.19
Less distributions from:
Net investment income                             $     0.33       0.69      0.68     0.69     0.65       0.34           --
In excess of net investment income                $       --         --        --       --       --         --           --
Tax return of capital                             $     0.33       0.69      0.68     0.69     0.65       0.34           --
Net asset value, end of period                    $    11.91      12.30     12.84    12.68    12.59      12.03        12.43
Total Return(3)                                   %    (0.50)      1.09      6.78     6.38     2.25      (0.52)        1.55

Ratios/Supplemental Data:
Net assets, end of period (000's)                 $   12,333     12,426     3,220    1,534       73        263            7
Ratios to average net assets:
Net expenses after expense reimbursement(4)       %     2.27       2.15      2.25     2.17     2.26       2.27         2.15
Gross expenses prior to expense reimbursement(4)
Net investment income (loss) after expense        %     2.27       2.15      2.29     2.17     2.41       2.27         2.15
reimbursement(4)
Portfolio turnover rate                           %     4.93       5.30      4.24     4.92     4.98       4.87         5.30
                                                  %       41         58       134      172      170         41           58

                                                                         Class M
                                                     -------------------------------------------------
                                                     Six months
                                                       ended                                 July 17,
                                                      Dec. 31,       Year Ended June 30,    1995(2) to
                                                        1999       ----------------------    June 30,
                                                     (unaudited)   1999     1998     1997     1996
                                                     -----------   ----     ----     ----     ----
Per Share Operating Performance:
Net asset value, beginning of period              $     12.34     12.88     12.72    12.59    12.95
Income from investment operations:
Net investment income (loss)                      $      0.36      0.69      0.64     0.70     0.68
Net realized and unrealized gain (loss)
on investments                                    $     (0.40)    (0.52)     0.23     0.14    (0.36)
Total from investment operations                  $     (0.04)     0.17      0.87     0.84     0.32
Less distributions from:
Net investment income                             $      0.35      0.71      0.71     0.70     0.68
In excess of net investment income                $        --        --        --     0.01       --
Tax return of capital                             $      0.35      0.71      0.71     0.71     0.68
Net asset value, end of period                    $     11.95     12.34     12.88    12.72    12.59
Total Return(3)                                   %     (0.36)     1.31      7.02     6.88     2.52

Ratios/Supplemental Data:
Net assets, end of period (000's)                 $       662       751       224       61       24
Ratios to average net assets:
Net expenses after expense reimbursement(4)       %      2.02      1.90      2.00     1.92     2.01
Gross expenses prior to expense reimbursement(4)  %      2.02      1.90      2.05     1.92     2.16
Net investment income (loss) after expense
reimbursement(4)                                  %      5.19      5.57      4.29     5.25     5.73
Portfolio turnover rate                           %        41        58       134      172      170

----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                   Pilgrim Government Securities Income Fund 105

                                                                       Financial
PILGRIM STRATEGIC INCOME FUND                                         Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                 Class A                            Class B
                                                  -----------------------------------  ----------------------------------
                                                  Six months     Three                 Six months    Three
                                                    ended       months      July 27,      ended      months     July 27,
                                                   Dec. 31,      ended     1998(1) to    Dec. 31,    ended     1998(1) to
                                                     1999       June 30,    March 31,     1999       June 30,   March 31,
                                                  (unaudited)    1999(2)      1999     (unaudited)   1999(2)      1999
                                                  -----------    -------      ----     -----------   -------      ----
Per Share Operating Performance:
Net asset value, beginning of period          $      12.59       12.89       13.08        12.33       12.61       12.78
Income from investment operations:
Net investment income                         $       0.45        0.26        0.53         0.42        0.18        0.45
Net realized and unrealized gains
 (loss) on investments                        $      (0.44)      (0.42)      (0.08)       (0.43)      (0.33)      (0.05)
Total from investment operations              $       0.01       (0.16)       0.45        (0.01)      (0.15)       0.40
Less distributions from:
Net investment income                         $       0.44        0.14        0.53         0.42        0.13        0.46
Net realized gains on investments             $         --          --        0.11           --          --        0.11
Net asset value, end of period                $      12.16       12.59       12.89        11.90       12.33       12.61
Total Return(3)                               %       0.14       (1.23)       5.60        (0.08)      (1.20)       5.17

Ratios/Supplemental Data:
Net assets, end of period (000's)             $      2,453       2,736       5,751        5,407       5,658       6,637
Ratios to average net assets:
Net expenses after expense reimbursement(4)   %       0.95        0.90        0.96         1.35        1.29        1.37
Gross expenses prior to expense
 reimbursement(4)                             %       1.81        1.56        1.98         2.21        1.95        2.42
Net investment income (loss) after
 expense reimbursement(4)                     %       7.42        5.88        5.81         7.00        5.49        5.35
Portfolio turnover                            %         76          69         274           76          69         274

                                                               Class C
                                                  ----------------------------------
                                                   Six months   Three
                                                     ended      months     July 27,
                                                    Dec. 31,    ended     1998(1) to
                                                     1999      June 30,    March 31,
                                                  (unaudited)   1999(2)      1999
                                                  -----------   -------      ----
Per Share Operating Performance:
Net asset value, beginning of period          $      12.81       13.10       13.27
Income from investment operations:
Net investment income                         $       0.44        0.19        0.48
Net realized and unrealized gains
 (loss) on investments                        $      (0.45)      (0.35)      (0.06)
Total from investment operations              $      (0.01)      (0.16)       0.42
Less distributions from:
Net investment income                         $       0.42        0.13        0.48
Net realized gains on investments             $         --          --        0.11
Net asset value, end of period                $      12.38       12.81       13.10
Total Return(3)                               %      (0.08)      (1.21)       5.19

Ratios/Supplemental Data:
Net assets, end of period (000's)             $      4,380       7,965       8,128
Ratios to average net assets:
Net expenses after expense reimbursement(4)   %       1.35        1.29        1.36
Gross expenses prior to expense
 reimbursement(4)                             %       2.21        1.95        2.41
Net investment income (loss) after
 expense reimbursement(4)                     %       7.00        5.49        5.36
Portfolio turnover                            %         76          69         274

----------
(1)  The Fund commenced operations on July 27, 1998.
(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.
(3) Total returns are not annualized for periods of less than one year and do not reflect the impact of sales charges.
(4)  Annualized.

106 Pilgrim Strategic Income Fund

Financial
Highlights                                               PILGRIM HIGH YIELD FUND
--------------------------------------------------------------------------------

The information in the table below, except for the six months ended December 31, 1999, has been audited by KPMG LLP, independent auditors.

                                                                                 Class A
                                                    -----------------------------------------------------------------
                                                        Six
                                                       months                                      Eight
                                                       ended                                       months      Year
                                                      Dec. 31,          Year ended June 30,        ended       ended
                                                       1999      -----------------------------    June 30,   October 31,
                                                    (unaudited)  1999     1998    1997    1996   1995(1)(3)     1994
                                                    -----------  ----     ----    ----    ----   ----------     ----
Per Share Operating Performance:
Net asset value, beginning of period              $      5.93      6.94     6.80    6.36    6.15      5.95       6.47
Income from investment operations:
Net investment income (loss)                      $      0.28      0.58     0.61    0.61    0.59      0.35       0.54
Net realized and unrealized gain (loss)
on investments                                    $     (0.40)    (0.96)    0.16    0.43    0.16      0.21      (0.51)
Total from investment operations                  $     (0.12)    (0.38)    0.77    1.04    0.75      0.56       0.03
Less distributions from:
Net investment income                             $      0.30      0.62     0.63    0.60    0.54      0.36       0.55
In excess of net investment income                $        --      0.01       --      --      --        --         --
Tax return of capital                             $      0.30      0.63     0.63    0.60    0.54      0.36       0.55
Net asset value, end of period                    $      5.51      5.93     6.94    6.80    6.36      6.15       5.95
Total Return(3)                                   %     (2.09)    (5.57)   11.71   17.14   12.72      9.77       0.47

Ratios/Supplemental Data:
Net assets, end of period (000's)                 $   108,041   131,535  102,424  35,940  18,691    15,950     16,046
Ratios to average net assets:
Net expenses after expense reimbursement(4)       %      1.00      1.00     1.00    1.00    1.00      2.25       2.00
Gross expenses prior to expense reimbursement(4)  %      1.15      1.12     1.17    1.42    2.19      2.35       2.07
Net investment income (loss) after expense
reimbursement(4)                                  %     10.03      9.32     9.05    9.54    9.46      8.84       8.73
Portfolio turnover rate                           %        47       184      209     394     399       166        192

                                                                        Class B                               Class C
                                                    ------------------------------------------------  -----------------------
                                                    Six months                                        Six months
                                                       ended                               July 17,     ended        May 27,
                                                      Dec. 31,      Year ended June 30,   1995(2) to   Dec. 31,    1999(2) to
                                                       1999       ----------------------   June 30,      1999       June 30,
                                                    (unaudited)   1999     1998     1997     1996     (unaudited)      1999
                                                    -----------   ----     ----     ----     ----     -----------      ----
Per Share Operating Performance:
Net asset value, beginning of period              $    5.92       6.92     6.78     6.36     6.20          5.92         5.91
Income from investment operations:
Net investment income (loss)                      $    0.27       0.53     0.58     0.57     0.48          0.28         0.05
Net realized and unrealized gain (loss)
on investments                                    $   (0.41)     (0.96)    0.14     0.41     0.14         (0.43)        0.01
Total from investment operations                  $   (0.14)     (0.43)    0.72     0.98     0.62         (0.15)        0.06
Less distributions from:
Net investment income                             $    0.28       0.56     0.58     0.56     0.46          0.28         0.05
In excess of net investment income                $      --       0.01       --       --       --            --           --
Tax return of capital                             $    0.28                                                0.28
Net asset value, end of period                    $    5.50       5.92     6.92     6.78     6.36          5.49         5.92
Total Return(3)                                   %   (2.45)     (6.23)   10.90    16.04    10.37         (2.54)        0.34

Ratios/Supplemental Data:
Net assets, end of period (000's)                 $ 243,075    261,589  154,303   40,225    2,374         5,614          551
Ratios to average net assets:
Net expenses after expense reimbursement(4)       %    1.75       1.75     1.75     1.75     1.75          1.75         1.75
Gross expenses prior to expense reimbursement(4)  %                                                        1.90         1.87
Net investment income (loss) after expense             1.90       1.87     1.92     2.17     2.94
reimbursement(4)                                  %    9.27       8.57     8.30     8.64     9.02          9.33         8.57
Portfolio turnover rate                           %      47        184      209      394      339            47          184

                                                                          Class M
                                                       -----------------------------------------------
                                                        Six months
                                                          ended                               July 17,
                                                         Dec. 31,     Year ended June 30,    1995(2) to
                                                          1999      -----------------------   June 30,
                                                       (unaudited)  1999     1998      1997     1996
                                                       -----------  ----     ----      ----     ----
Per Share Operating Performance:
Net asset value, beginning of period              $      5.93      6.92     6.78     6.36     6.20
Income from investment operations:
Net investment income (loss)                      $      0.27      0.55     0.59     0.58     0.50
Net realized and unrealized gain (loss)
on investments                                    $     (0.41)    (0.95)    0.14     0.41     0.14
Total from investment operations                  $     (0.14)    (0.40)    0.73     0.99     0.64
Less distributions from:
Net investment income                             $      0.29      0.58     0.59     0.57     0.48
In excess of net investment income                $        --      0.01       --       --       --
Tax return of capital                             $      0.29
Net asset value, end of period                    $      5.50      5.93     6.92     6.78     6.36
Total Return(3)                                   %     (2.50)    (5.85)   11.16    16.29    10.69

Ratios/Supplemental Data:
Net assets, end of period (000's)                 $    18,768    24,129   19,785    8,848    1,243
Ratios to average net assets:
Net expenses after expense reimbursement(4)       %      1.50      1.50     1.50     1.50     1.50
Gross expenses prior to expense reimbursement(4)  %
Net investment income (loss) after expense               1.65      1.62     1.67     1.92     2.69
reimbursement(4)                                  %      9.53      8.82     8.55     8.93     9.41
Portfolio turnover rate                           %        47       184      209      394      339

----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(2)  Commencement of offering shares.
(3)  Effective  November 1, 1994,  High Yield Fund  changed its year end to June
     30.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(5)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                     Pilgrim High Yield Fund 107

                                                                       Financial
PILGRIM HIGH YIELD FUND II                                            Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                    Class A
                                 -----------------------------------------------
                                  Six months     Three
                                    ended       months      Year      March 27,
                                   Dec. 31,      ended       ended      1998 to
                                    1999       June 30,    March 31,   March 31,
                                 (unaudited)    1999(2)      1999        1998(1)
Per Share Operating
 Performance:
Net asset value,
 beginning of period        $       11.57        11.66        12.72       12.70
Income from investment
 operations:
Net investment income       $        0.58         0.28         1.12        0.01
Net realized and
 unrealized gains (loss)
 on investments             $       (0.40)       (0.09)       (1.00)       0.01
Total from investment
 operations                 $        0.18         0.19         0.12        0.02
Less distributions from:
Net investment income       $        0.58         0.28         1.18          --
Net asset value, end of
 period                     $       11.17        11.57        11.66       12.72
Total Return(3):            %        1.91         1.60         1.13        0.16
Ratios/Supplemental Data:
Net assets, end of period
  (000's)                   $     10,415       16,795       17,327       4,690
Ratios to average net
 assets:
Net expenses after
 expense reimbursement(4)   %        1.10         1.10         1.12        1.06
Gross expenses prior to
 expense reimbursement(4)   %        1.25         1.37         1.53        1.06
Net investment income
 (loss) after
expense reimbursement(4)    %       10.28         9.68         9.44        7.22
Portfolio turnover          %          55           44          242         484



                                                  Class B
                                ------------------------------------------------
                                Six months     Three
                                  ended        months      Year      March 27,
                                 Dec. 31,      ended       ended      1998 to
                                   1999       June 30,   March 31,   March 31,
                                (unaudited)    1999(2)     1999       1998(1)
                                -----------    -------     ----       -------
Per Share Operating
 Performance:
Net asset value,
 beginning of period        $      11.58        11.66      12.71       12.69
Income from investment
 operations:
Net investment income       $       0.54         0.27       1.04        0.01
Net realized and
 unrealized gains (loss)
 on investments             $      (0.42)       (0.09)     (0.99)       0.01
Total from investment
 operations                 $       0.12         0.18       0.05        0.02
Less distributions from:
Net investment income       $       0.54         0.26       1.10          --
Net asset value, end of
 period                     $      11.16        11.58      11.66       12.71
Total Return(3):            %       1.41         1.53       0.55        0.16
Ratios/Supplemental Data:
Net assets, end of period
 (000's)                    $     40,553       41,882     42,960       8,892
Ratios to average net
 assets:
Net expenses after
 expense reimbursement(4)   %       1.75         1.75       1.77        1.69
Gross expenses prior to
 expense reimbursement(4)   %       1.90         2.02       2.18        1.69
Net investment income
 (loss) after
 expense reimbursement(4)   %       9.57         9.03       8.84        6.61
Portfolio turnover          %         55           44        242         484


                                                    Class C
                                 -----------------------------------------------
                                 Six months     Three
                                   ended       months        Year      March 27,
                                  Dec. 31,      ended        ended      1998 to
                                    1999       June 30,     March 31,  March 31,
                                 (unaudited)   1999(2)        1999      1998(1)
                                 -----------   -------        ----      -------
Per Share Operating
 Performance:
Net asset value,
 beginning of period         $      11.58        11.66        12.71     12.69
Income from investment
 operations:
Net investment income
 (loss)                      $       0.53         0.27         1.04      0.01
Net realized and
 unrealized gains (loss)
 on investments              $      (0.40)       (0.09)       (0.99)     0.01
Total from investment
 operations                  $       0.13         0.18         0.05      0.02
Less distributions from:
Net investment income        $       0.54         0.26         1.10        --
Net asset value, end of
 period                      $      11.17        11.58        11.66     12.71
Total Return(3):             %       1.49         1.53         0.55      0.16
Ratios/Supplemental Data:
Net assets, end of period
 (000's)                     $     16,860       18,618       21,290     4,815
Ratios to average net
 assets:
Net expenses after expense
reimbursement(4)             %       1.75         1.75         1.77      1.66
Gross expenses prior to
 expense reimbursement(4)    %       1.90         2.02         2.18      1.66
Net investment income
 (loss) after
 expense reimbursement(4)    %       9.57         9.03         8.79      6.91
Portfolio turnover           %         55           44          242       484

----------
(1)  The Fund commenced operations on March 27, 1998.

(2) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.

108 Pilgrim High Yield Fund II

Financial
Highlights                                        PILGRIM HIGH TOTAL RETURN FUND
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                           Class A
                                          ---------------------------------------------
                                                     Year ended October 31,
                                          1999      1998      1997      1996      1995
                                          ----      ----      ----      ----      ----
Operating performance
 Net asset value at the beginning
 of the period                       $     3.77      5.00      4.78      4.48     4.41
 Net investment income               $     0.37      0.46      0.48      0.46     0.48
 Net realized and unrealized gain
 (loss) on investments               $    (0.41)    (1.07)     0.20      0.32     0.07
 Total from investment operations    $    (0.04)    (0.61)     0.68      0.78     0.55
 Dividends from net investment
 income                              $    (0.39)    (0.47)    (0.46)    (0.48)   (0.48)
 Dividends from net investment
 gain on investments sold            $       --     (0.15)       --        --       --
 Distributions declared from
 capital                             $    (0.05)       --        --        --       --
 Total distributions                 $    (0.44)    (0.62)    (0.46)    (0.48)   (0.48)
 Net asset value at the end of the
 period                              $     3.29      3.77      5.00      4.78     4.48
 Total investment return(1)          %    (1.86)   (13.65)    15.03     18.14    13.02

Ratios and supplemental data
 Net assets at the end of the
 period ($000s)                      $   91,991   148,650   215,361   167,698   88,552
 Ratio of expenses to average net
 assets                              %     1.34      1.30      1.42      1.52     1.55
 Ratio of expense reimbursement
 to average net assets               %       --        --        --        --       --
 Ratio of net investment income
 to average net assets(3)            %    10.16      9.93      9.88      9.86    10.90
 Portfolio turnover rate             %       59       123       183       158      145

                                                            Class B
                                        ------------------------------------------------
                                                     Year ended October 31,
                                        1999       1998       1997       1996       1995
                                        ----       ----       ----       ----       ----
Operating performance
 Net asset value at the beginning
 of the period                           3.77       5.00       4.77       4.47       4.41
 Net investment income                   0.34       0.43       0.44       0.43       0.45
 Net realized and unrealized gain
 (loss) on investments                  (0.41)     (1.07)      0.22       0.32       0.06
 Total from investment operations       (0.07)     (0.64)      0.66       0.75       0.51
 Dividends from net investment
 income                                 (0.37)     (0.44)     (0.43)     (0.45)     (0.45)
 Dividends from net investment
 gain on investments sold                  --      (0.15)        --         --         --
 Distributions declared from
 capital                                (0.04)        --         --         --         --
 Total distributions                    (0.41)     (0.59)     (0.43)     (0.45)     (0.45)
 Net asset value at the end of the
 period                                  3.29       3.77       5.00       4.77       4.47
 Total investment return(1)             (2.56)    (14.28)     14.46      17.08      11.97

Ratios and supplemental data
 Net assets at the end of the
 period ($000s)                       280,413    428,903    577,351    346,919     96,362
 Ratio of expenses to average net
 assets                                  2.06       2.02       2.12       2.23       2.25
 Ratio of expense reimbursement
 to average net assets                     --         --         --         --         --
 Ratio of net investment income
 to average net assets(3)                9.42       9.20       9.18       9.14      10.20
 Portfolio turnover rate                  59        123        183        158        145

                                                              Class C
                                          -----------------------------------------------
                                                       Year ended October 31,
                                          1999       1998       1997       1996      1995
                                          ----       ----       ----       ----      ----
Operating performance:
 Net asset value at the beginning
 of the period                       $     3.78        5.02       4.79       4.49      4.41
 Net investment income               $     0.34        0.43       0.44       0.43      0.44
 Net realized and unrealized gain
 (loss) on investments               $    (0.40)      (1.08)      0.22       0.32      0.09
 Total from investment operations    $    (0.06)      (0.65)      0.66       0.75      0.53
 Dividends from net investment
 income                              $    (0.37)      (0.44)     (0.43)     (0.45)    (0.45)
 Dividends from net investment
 gain on investments sold            $       --       (0.15)        --         --        --
 Distributions declared from
 capital                             $    (0.04)         --         --         --        --
 Total distributions                 $    (0.41)      (0.59)     (0.43)     (0.45)    (0.45)
 Net asset value at the end of the
 period                              $     3.31        3.78       5.02       4.79      4.49
 Total investment return(1)          %    (2.24)     (14.41)     14.42      17.28     12.44

Ratios and supplemental data:
 Net assets at the end of the
 period ($000s)                      $   40,503      64,141     97,457     54,382    11,011
 Ratio of expenses to average net
 assets                              %     2.07        2.03       2.13       2.23      2.27
 Ratio of expense reimbursement
 to average net assets               %       --          --         --         --        --
 Ratio of net investment income
 to average net assets(3)            %     9.42        9.19       9.18       9.14     10.18
 Portfolio turnover rate             %       59         123        183        158       145

----------
(1) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim High Total Return Fund 109

                                                                       Financial
PILGRIM HIGH TOTAL RETURN FUND II                                     Highlights
--------------------------------------------------------------------------------

The information in the table below has been audited by PricewaterhouseCoopers LLP, independent auditors.

                                                                         Class A(1)
                                                                 --------------------------
                                                                   Year ended October 31,
                                                                 1999       1998       1997
                                                                 ----       ----       ----
Operating performance
 Net asset value at the beginning of the period             $      4.78       5.49       5.00
 Net investment income                                      $      0.43       0.50       0.28
 Net realized and unrealized (loss) on investments          $     (0.55)     (0.70)      0.53
 Total from investment operations                           $     (0.12)     (0.20)      0.81
 Dividends from net investment income                       $     (0.43)     (0.48)     (0.28)
 Distributions declared from capital                        $     (0.05)     (0.03)     (0.04)
 Total distributions                                        $     (0.48)     (0.51)     (0.32)
 Net asset value at the end of the period                   $      4.18       4.78       5.49
 Total investment return(2)                                 %     (3.10)     (4.23)     16.53

Ratios and supplemental data
 Net assets at the end of the period ($000s)                $    20,003     40,924      8,548
 Ratio of expenses to average net assets(3)                 %      1.40       1.44       1.26
 Ratio of expense reimbursement to average net assets(3)    %        --       0.01       3.36
 Ratio of net investment income to average net assets(3)    %      9.46       8.90       5.89
 Portfolio turnover rate                                    %       110        150        164

                                                                  Class B(1)                   Class C(1)
                                                           ------------------------     --------------------------
                                                            Year ended October 31,       Year ended October 31,
                                                           1999      1998      1997     1999      1998        1997
                                                           ----      ----      ----     ----      ----        ----
Operating performance
 Net asset value at the beginning of the period              4.79      5.49     5.00     4.79      5.50      5.00
 Net investment income                                       0.41      0.47     0.25     0.40      0.47      0.25
 Net realized and unrealized (loss) on investments          (0.57)    (0.70)    0.53    (0.55)    (0.71)     0.54
 Total from investment operations                           (0.16)    (0.23)    0.78    (0.15)    (0.24)     0.79
 Dividends from net investment income                       (0.42)    (0.44)   (0.25)   (0.41)    (0.44)    (0.25)
 Distributions declared from capital                        (0.03)    (0.03)   (0.04)   (0.04)    (0.03)    (0.04)
 Total distributions                                        (0.45)    (0.47)   (0.29)   (0.45)    (0.47)    (0.29)
 Net asset value at the end of the period                    4.18      4.79     5.49     4.19      4.79      5.50
 Total investment return(2)                                 (4.00)    (4.90)   15.91    (3.77)    (4.90)    16.12

Ratios and supplemental data
 Net assets at the end of the period ($000s)              125,796   168,859   38,076   31,014    53,703    12,334
 Ratio of expenses to average net assets(3)                  2.11      2.17     1.95     2.12      2.17      1.95
 Ratio of expense reimbursement to average net assets(3)       --      0.02     0.75       --      0.01      0.78
 Ratio of net investment income to average net assets(3)     8.66      8.17     5.20     8.70      8.16      5.17
 Portfolio turnover rate                                      110       150      164      110       150       164

----------
(1)  Classes A, B & C commenced operations on January 31, 1997.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3)  Annualized.

110  Pilgrim High Total Return Fund II

Financial
Highlights                                             PILGRIM MONEY MARKET FUND
--------------------------------------------------------------------------------


                                                         Period         Period         Period
                                                          ended          ended          ended
                                                         Dec. 31,       Dec. 31,       Dec. 31,
                                                         1999(1)        1999(2)        1999(1)
                                                       (unaudited)    (unaudited)    (unaudited)
                                                       -----------    -----------    -----------
Per Share Operating Performance:
Net asset value, beginning of period              $       1.00           1.00            1.00
Income from investment operations:
Net investment income (loss)                      $       0.01           0.01            0.01
Net realized and unrealized gain (loss)
on investments                                    $         --             --              --
Total from investment operations                  $       0.01           0.01            0.01
Less distributions from:
Net investment income                             $       0.01           0.01            0.01
Net realized gains on investments                 $         --             --              --
Net asset value, end of period                    $       1.00           1.00            1.00
Total Return(3)                                   %       0.36           1.41            1.41

Ratios/Supplemental Data:
Net assets, end of period (000's)                 $      5,732         11,414           2,670
Ratios to average net assets:
Net expenses after expense reimbursement(4)       %       1.50           2.25            2.25
Gross expenses prior to expense reimbursement(4)  %       4.67           5.42            5.42
Net investment income (loss) after expense
reimbursement(4)                                  %       3.58           3.19            3.19
Portfolio turnover rate                           %         --             --              --

----------
(1)  Commenced operations on November 24, 1999.
(2)  Commenced operations on July 12, 1999.
(3) Total returns are not annualized for periods of less than one year and do not reflect the impact of sales charges.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                   Pilgrim Money Market Fund 111

Financial
Highlights                                                 PILGRIM BALANCED FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                      Class A
                              -----------------------------------------------------------
                                  Six
                                 months     Three
                                 ended      months
                                Dec 31,     ended             Year ended March 31,
                                 1999      June 30,  ------------------------------------
                              (unaudited)  1999(2)   1999    1998    1997    1996    1995
                              -----------  -------   ----    ----    ----    ----    ----
Per Share Operating
 Performance:
Net asset value,
 beginning of period       $     19.23     19.03     19.53   15.54   16.16   13.74   13.52
Income from investment
 operations:
Net investment income      $      0.30      0.10      0.36    0.26    0.32    0.34    0.21
Net realized and
 unrealized gains on
 investments               $      0.17      0.17      2.58    5.70    0.84    2.42    0.22
Total from investment
 operations                $      0.47      0.27      2.94    5.96    1.16    2.76    0.43
Less distributions from:
Net investment income      $      0.39      0.07      0.43    0.27    0.32    0.34    0.21
Net realized gains on
 investments               $      3.71        --      3.01    1.70    1.46      --      --
Net asset value, end of
 period                    $     15.60     19.23     19.03   19.53   15.54   16.16   13.74
Total Return(3):           %      2.68      1.42     17.10   39.34    6.74   20.16    3.22
Ratio/Supplemental Data:
Net assets, end of period
  (in thousands)           $    10,141     9,619     9,519   6,675   4,898   5,902   4,980
Ratio to average net
 assets:
Net expenses after
 expense reimbursement(4)  %      1.35      1.49      1.59    1.61    1.60    1.60    1.60
Gross expenses prior to
 expense reimbursement(4)  %      1.59      1.75      1.97    2.56    3.00    3.30    2.78
Net investment income
 (loss) after expense
 reimbursement(4)          %      3.44      2.06      2.08    3.58    1.87    2.16    1.44
Portfolio turnover         %        46        63       165     260     213     197     110


                                                         Class B
                               ---------------------------------------------------------------
                                  Six
                                 months      Three
                                 ended       months                                  May 31,
                                 Dec 31,     ended        Year ended March 31,      1995(1) to
                                  1999      June 30,    --------------------------   March 31,
                               (unaudited)  1999(2)     1999       1998       1997     1996
                               -----------  -------     ----       ----       ----     ----
Per Share Operating
 Performance:
Net asset value,
 beginning of period       $      20.59      20.38      20.07      14.88      14.18    12.50
Income from investment
 operations:
Net investment income      $       0.25       0.07       0.28       0.15       0.17     0.12
Net realized and
 unrealized gains on
 investments               $       0.20       0.18       2.74       5.58       0.70     1.68
Total from investment
 operations                $       0.45       0.25       3.02       5.73       0.87     1.80
Less distributions from:
Net investment income      $       0.33       0.04       0.31       0.15       0.17     0.12
Net realized gains on
 investments               $       3.97         --       2.40       0.39         --       --
Net asset value, end of
 period                    $      16.74      20.59      20.38      20.07      14.88    14.18
Total Return(3):           %       2.39       1.24      16.49      38.79       6.10    14.45

Ratio/Supplemental Data:
Net assets, end of period
  (in thousands)           $      7,716      7,157      6,048      4,254      2,133      673
Ratio to average net
 assets:
Net expenses after
 expense reimbursement(4)  %       2.00       2.14       2.24       2.26       2.25     2.25
Gross expenses prior to
 expense reimbursement(4)  %       2.24       2.40       2.62       2.71       6.44    13.05
Net investment income
 (loss) after expense
 reimbursement(4)          %       2.80       1.41       1.43       2.99       1.25     1.38
Portfolio turnover         %         46         63        165        260        213      197


                                                                 Class C
                                -------------------------------------------------------------------------------
                                    Six
                                   months     Three
                                   ended      months
                                  Dec 31,     ended                        Year ended March 31,
                                   1999       June 30,     ----------------------------------------------------
                                (unaudited)   1999(2)      1999        1998        1997        1996        1995
                                -----------   -------      ----        ----        ----        ----        ----
Per Share Operating
 Performance:
Net asset value,
 beginning of period        $     18.53       18.35       19.90       15.59       16.20       13.76       13.54
Income from investment
 operations:
Net investment income       $      0.24        0.06        0.26        0.15        0.21        0.24        0.11
Net realized and
 unrealized gains
 on investments             $      0.16        0.16        2.52        5.71        0.85        2.44        0.22
Total from investment
 operations                 $      0.40        0.22        2.78        5.86        1.06        2.68        0.33
Less distributions from:
Net investment income       $      0.34        0.04        0.28        0.15        0.21        0.24        0.11
Net realized gains on
 investments                $      3.57          --        4.05        1.40        1.46          --          --
Net asset value, end of
 period                     $     15.02       18.53       18.35       19.90       15.59       16.20       13.76
Total Return(3):            %      2.35        1.21       16.34       38.35        6.05       19.58        2.47
Ratio/Supplemental Data:
Net assets, end of period
 (in thousands)             $    19,494      21,331      21,655      20,784      16,990      16,586      16,470
Ratio to average net
 assets:
Net expenses after
 expense reimbursement(4)   %      2.00        2.14        2.23        2.26        2.25        2.25        2.25
Gross expenses prior to
 expense reimbursement(4)   %      2.24        2.40        2.61        2.68        2.83        3.01        2.60
Net investment income
 (loss) after expense
 reimbursement(4)           %      2.80        1.41        1.43        2.93        1.23        1.53        0.83
Portfolio turnover          %        46          63         165         260         213         197         110

----------
(1)  Commencement of offering of shares.

(2) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized.


112 Pilgrim Balanced Fund

                                                                       Financial
PILGRIM CONVERTIBLE FUND                                              Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999, the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                             Class A
                                --------------------------------------------------------------------------------
                                   Six
                                  months       Three
                                  ended       months
                                  Dec 31,      ended                     Year ended March 31,
                                   1999       June 30,     ----------------------------------------------------
                                (unaudited)   1999(1)      1999        1998        1997        1996        1995
                                -----------   -------      ----        ----        ----        ----        ----
Per Share Operating
 Performance:
Net asset value,
 beginning of period        $       23.27       21.92       19.12       16.59       15.68       12.86       14.16
Income from investment
 operations:
Net investment income
 (loss)                     $        0.20        0.10        0.40        0.44        0.47        0.48        0.49
Net realized and
 unrealized gains
 (loss) on investments      $        6.66        1.35        3.17        4.49        1.64        2.82       (0.89)
Total from investment
 operations                 $        6.86        1.45        3.57        4.93        2.11        3.30       (0.40)
Less distributions from:
Net investment income       $        0.20        0.10        0.41        0.44        0.48        0.48        0.49
Net realized gains on
 investments                $        3.69          --        0.36        1.96        0.72          --        0.41
Net asset value, end of
 period                     $       26.24       23.27       21.92       19.12       16.59       15.68       12.86
Total Return(3):            %       31.97        6.62       19.17       31.04       13.73       26.00       (2.64)
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)              $      88,816      73,133      65,742      47,290      32,082      31,712      31,150
Ratio to average net
 assets:
Net expenses after
 expense reimbursement(4)   %        1.33        1.45        1.53        1.57        1.60        1.60        1.60
Gross expenses prior to
 expense
reimbursement(4)            %        1.34        2.10        1.65        1.74        1.75        1.76        1.76
Net investment income
 (loss) after
 expense reimbursement(4)   %        1.75        1.82        2.08        5.64        2.83        3.29        3.71
Portfolio turnover          %          68          28         138         160         167         145         126


                                                              Class B
                                   --------------------------------------------------------------
                                    Six
                                    months       Three
                                    ended        months                                May 31,
                                    Dec 31,      ended       Year ended March 31,    1995(2) to
                                     1999       June 30,   ----------------------     March 31,
                                  (unaudited)    1999(2)    1999     1998     1997      1996
                                  -----------    -------    ----     ----     ----      ----
Per Share Operating
 Performance:
Net asset value,
 beginning of period        $        25.34       23.86     20.56     16.60    14.96    12.50
Income from investment
 operations:
Net investment income
 (loss)                     $         0.12        0.07      0.29      0.32     0.31     0.24
Net realized and
 unrealized gains
 (loss) on investments      $         7.25        1.47      3.47      4.65     1.64     2.46
Total from investment
 operations                 $         7.37        1.54      3.76      4.97     1.95     2.70
Less distributions from:
Net investment income       $         0.12        0.06      0.27      0.32     0.31     0.24
Net realized gains on
 investments                $         4.01          --      0.19      0.69       --       --
Net asset value, end of
 period                     $        28.58       25.34     23.86     20.56    16.60    14.96
Total Return(3):            %        31.56        6.47     18.52     30.51    13.01    21.72
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)             $      108,527      68,091    58,736    36,725   12,740    2,125
Ratio to average net
 assets:
Net expenses after
 expense reimbursement(4)   %         1.98        2.10      2.18      2.22     2.25     2.25
Gross expenses prior to
 expense reimbursement(4)   %         1.99        2.10      2.30      2.33     3.19     7.08
Net investment income
 (loss) after
 expense reimbursement(4)   %         1.10        1.17      1.44      5.04     2.29     2.59
Portfolio turnover          %          168          28       138       160      167      145


                                                                              Class C
                                  -----------------------------------------------------------------------
                                      Six
                                     months     Three
                                     ended      months
                                    Dec 31,     ended                   Year ended March 31,
                                     1999       June 30,    ---------------------------------------------
                                  (unaudited)   1999(1)     1999       1998      1997      1996      1995
                                  -----------   -------     ----       ----      ----      ----      ----
Per Share Operating
 Performance:
Net asset value,
 beginning of period        $        23.78        22.40      19.55      17.05     15.89     13.03    14.28
Income from investment
 operations:
Net investment income
 (loss)                     $         0.13         0.07       0.28       0.34      0.37      0.40     0.41
Net realized and
 unrealized gains
 (loss) on investments      $         6.78         1.37       3.25       4.60      1.66      2.86    (0.89)
Total from investment
 operations                 $         6.91         1.44       3.53       4.94      2.03      3.26    (0.48)
Less distributions from:
Net investment income       $         0.12         0.06       0.25       0.34      0.37      0.40     0.41
Net realized gains on
 investments                $         3.76           --       0.43       2.10      0.50        --     0.36
Net asset value, end of
 period                     $        26.81        23.78      22.40      19.55     17.05     15.89    13.03
Total Return(3):            %        31.56         6.45      18.45      30.22     12.91     25.24    (3.26)
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)             $      132,756      100,276     95,998     81,561    62,143    58,997   61,792
Ratio to average net assets:
Net expenses after
 expense reimbursement(4)   %         1.98         2.10       2.18       2.22      2.25      2.25     2.25
Gross expenses prior to
 expense reimbursement(4)   %         1.99         2.10       2.30       2.31      2.29      2.28     2.29
Net investment income
 (loss) after
 expense reimbursement(4)   %         1.10         1.17       1.44       4.99      2.18      2.64     3.05
Portfolio turnover          %           68           28        138        160       167       145      126

----------
(1) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                   Pilgrim Convertible Fund  113

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Pilgrim Funds in our:

ANNUAL/SEMIANNUAL REPORTS

Include a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditor's reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more detailed information about the Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/semiannual reports, the SAI or other Fund information, or to make shareholder inquiries:

The Pilgrim Funds
40 North Central Avenue, Suite 1200
Phoenix, AZ 85004

1-800-992-0180

Or visit our website at www.pilgrimfunds.com.

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

Pilgrim Growth Opportunities Fund                 811-4431
Pilgrim Equity Trust                              811-8817
Pilgrim Mayflower Trust                           811-7978
Pilgrim SmallCap Opportunities Fund               811-4434
Pilgrim Advisory Funds, Inc.                      811-9040
Pilgrim Government Securities Income Fund, Inc.   811-4031
Pilgrim Investment Funds, Inc.                    811-1939
Pilgrim Mutual Funds                              811-7428
Pilgrim Bank and Thrift Fund, Inc.                811-4504

PROSO50100-050100